As filed with the Securities and Exchange Commission on April 21, 2006

                                       Securities Act Registration No. 333-05529
                                       Investment Act Registration No. 811-07661

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Pre-Effective Amendment No.____
                       Post Effective Amendment No. 12                     [X]

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                         Pre-Effective Amendment No.____
                       Post Effective Amendment No. 20                     [X]

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                           (Exact name of Registrant)

                             ----------------------

                          AMERITAS LIFE INSURANCE CORP.
                                   (Depositor)
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                            ------------------------

                                 ROBERT G. LANGE
             Vice President, General Counsel and Assistant Secretary
                          Ameritas Life Insurance Corp.
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                                 (402) 325-4249

Approximate Date of Proposed Public Offering: As soon as practicable after effective date.

         It is proposed that this filing will become effective:
             [ ]  60 days after filing pursuant to paragraph a of Rule 485
             [ ]  on __________ pursuant to paragraph a of Rule 485
             [X]  on May 1, 2006 pursuant to paragraph b of Rule 485
             [ ]  immediately upon filing pursuant to paragraph b of Rule 485

         If appropriate, check the following box:
             [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Securities of Unit Investment Trust

                     AMERITAS NO LOAD VARIABLE ANNUITY 4080

PART A
Form N-4              Item                                    Heading in Prospectus
Item 1.               Cover Page..............................Cover Page
Item 2.               Definitions.............................Definitions
Item 3.               Synopsis or Highlights..................Policy Overview; Charges
Item 4.               Condensed Financial Information.........Financial Information
Item 5.               General Description of Registrant,
                      Depositor and Portfolio Companies
                      a) Depositor............................Miscellaneous: About Our Company
                      b) Registrant...........................Variable Investment Option Portfolios
                      c) Portfolio Company....................Variable Investment Option Portfolios
                      d) Prospectus...........................Investment Options
                      e) Voting...............................Miscellaneous: Voting Rights
                      f) Administrator........................N/A
Item 6.               Deductions and Expenses
                      a) Deductions...........................Charges; Charges Explained
                      b) Sales Load...........................N/A
                      c) Special purchase plans...............Charges; Charges Explained
                      d) Commissions..........................Miscellaneous: Distribution of the Policies
                      e) Portfolio company deductions and
                      expenses................................Charges
                      f) Registrant's expenses................N/A
Item 7.               General Description of Variable
                      Annuity Contracts
                      a) Rights...............................Important Policy Provisions; Miscellaneous: Voting Rights
                      b) Provisions and limitations...........Important Policy Provisions
                      c) Changes in contracts or operations...Important Policy Provisions
                      d) Contract owner inquiries.............Cover Page; Last Page
Item 8.               Annuity Period
                      a) Level of benefits....................Policy Distributions
                      b) Annuity commencement date............Important Policy Provisions
                      c) Annuity payments.....................Policy Distributions
                      d) Assumed investment return............N/A
                      e) Minimums.............................Important Policy Provisions
                      f) Rights to change options or
                      transfer investment base................Investment Options
Item 9.               Death Benefit
                      a) Death benefit calculation............Policy Distributions
                      b) Forms of benefits....................Important Policy Provisions
Item 10.              Purchases and Contract Values
                      a) Procedures for purchases.............Cover Page; Important Policy Provisions
                      b) Accumulation unit value..............Policy Distributions
                      c) Calculation of accumulation unit
                      value...................................Policy Distributions
                      d) Principal underwriter................Miscellaneous: Distribution of the Policies
Item 11.              Redemptions
                      a) Redemption procedures................Policy Distributions
                      b) Texas Optional Retirement Program....N/A
                      c) Delay................................Policy Distributions
                      d) Lapse................................Policy Distributions
                      e) Revocation of rights.................Important Policy Provisions



Item 12.              Taxes
                      a) Tax consequences.....................Federal Income Tax Matters
                      b) Qualified plans......................Federal Income Tax Matters
                      c) Impact of taxes......................Federal Income Tax Matters
Item 13.              Legal Proceedings.......................Miscellaneous: Legal Proceedings
Item 14.              Table of Contents for Statement of
                      Additional Information..................Last Page

PART B
Form N-4              Item                                    Heading in Statement of Additional Information

Item 15.              Cover Page..............................Cover Page
Item 16.              Table of Contents.......................Table of Contents
Item 17.              General Information and History
                      a) Name change/Suspended Sales..........N/A
                      b) Attribution of Assets................N/A
                      c) Control of Depositor.................General Information and History
Item 18.              Services
                      a) Fees, expenses and costs.............N/A
                      b) Management-related services..........Services
                      c) Custodian and independent public
                      accountant..............................Services
                      d) Other custodianship..................N/A
                      e) Administrative servicing agent.......N/A
                      f) Depositor as principal
                      underwriter.............................N/A
Item 19.              Purchase of Securities Being Offered
                      a) Manner of Offering...................N/A
                      b) Sales load...........................N/A
Item 20.              Underwriters
                      a) Depositor or affiliate as principal
                      underwriter.............................Underwriters
                      b) Continuous offering..................Underwriters
                      c) Underwriting commissions.............Underwriters
                      d) Payments of underwriter..............N/A
Item 21.              Calculation of Performance Data.........Calculation of Performance
Item 22.              Annuity Payments........................N/A
Item 23.              Financial Statements
                      a) Registrant...........................Financial Statements
                      b) Depositor............................Financial Statements

PROSPECTUS: May 1, 2006

Ameritas NO-LOAD                              Ameritas Life Insurance Corp. Logo
Variable Annuity (sm)                                            A UNIFI Company

Flexible Premium
Deferred Variable Annuity Policy
                             Ameritas Life Insurance Corp. Separate Account LLVA


         This prospectus describes the Policy, especially its Separate Account. The Policy is designed to help you, the Policy Owner, invest on a tax-deferred basis and meet long-term financial goals. As an annuity, it also provides you with several ways to receive regular income from your investment. An initial minimum payment is required. Further investment is optional.

         You may allocate all or part of your investment among variable investment options (where you have the investment risk, including possible loss of principal) with allocated indirect interests in non-publicly traded portfolios from these series funds:

AIM FUNDS                                           FIDELITY (R)                           THIRD AVENUE
o  AIM  V.I. Financial Services - Series I          o  VIP Contrafund(R): Service Dlass    o  Third Avenue Value
o  AIM V.I. Global Health Care Sciences-Series I    o  VIP High Income: Service Class      VANGUARD
o  AIM V.I. Technology - Series I                   o  VIP Investment Grade Bond:          o  VIF Diversified Value
                                                       Initial Class                       o  VIF Equity Income
AMERITAS PORTFOLIOS (subadvisor)                    o  VIP Mid Cap: Service Class          o  VIF Equity Index
o  Ameritas Income & Growth (Fred Alger)            NEUBERGER BERMAN                       o  VIF Growth
o  Ameritas Index 500 (SSgA)                        o  AMT Balanced                        o  VIF High Yield Bond
o  Ameritas MidCap Growth (Fred Alger)              o  AMT Growth                          o  VIF International
o  Ameritas Small Capitalization (Eagle)            o  AMT Limited Maturity Bond           o  VIF Mid-Cap Index
CALVERT PORTFOLIOS                                  o  AMT Partners                        o  VIF Money Market
o  CVS Social Balanced                              RYDEX                                  o  VIF REIT Index
o  CVS Social International Equity                  o  Government Long Bond Advantage      o  VIF Small Company Growth
o  CVS Social Mid Cap Growth                        o  Inverse S&P 500                     o  VIF Total Bond Market Index
o  CVS Social Small Cap Growth                      o  Nova                                WELLS FARGO
DWS SCUDDER                                         o  OTC                                 o  Advantage VT Discovery Fund
o  DWS Small Cap Index VIP - Class A                o  Precious Metals                     o  Advantage VT Opportunity Fund

or you may allocate part of your investment to a Fixed Account fixed interest rate option (where we have the investment risk and guarantee a certain return on your investment).

         A Statement of Additional Information and other information about us and the Policy, with the same date as this prospectus, is on file with the Securities and Exchange Commission ("SEC") and is incorporated into this prospectus by reference. For a free copy, access it on the SEC's Web site (www.sec.gov select "Filings" and type in "Ameritas Life"), or write or call us. The Table of Contents for the Statement of Additional Information is on the last page of this prospectus.

Please Read this Prospectus Carefully and Keep It for Future Reference. It provides information you should consider before investing in a Policy. Prospectuses for the portfolios underlying the Subaccount variable investment options are available without charge from our Service Center.

           The SEC does not pass upon the accuracy or adequacy of this prospectus, and has not approved or disapproved the Policy. Any representation to the contrary is a criminal offense.

              NOT FDIC INSURED - MAY LOSE VALUE - NO BANK GUARANTEE

                   Ameritas Life Insurance Corp. (we, us, our)
            Service Center, P.O. Box 81889, Lincoln, Nebraska 68501.
                     1-800-255-9678. www.ameritasdirect.com
                             ----------------------

Contacting Us. To answer your questions or to send additional premium, write or call us at:

                         Ameritas Life Insurance Corp.
                                 Service Center
                                 P.O. Box 81889
                            Lincoln, Nebraska 68501
                                       Or
                                5900 "O" Street
                            Lincoln, Nebraska 68510
                           Telephone: 1-800-255-9678
                              Fax: 1-402-467-7335
                              Email: direct@ameritas.com

Express mail packages should be sent to our street address, not our P.O. Box address.

The Correct Form of Written Notice "in good order" is important for us to accurately process your Policy elections and changes. Many forms can be found on the on-line services section of our web site. Or, call us at our toll-free number and we will send you the form you need and tell you the information we require.

Facsimile Written Notice. To provide you with timely service you want, we accept some Written Notice by facsimile. However, by not requiring your original signature, there is a greater risk unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge. We are entitled to act upon facsimile signatures that reasonably appear to us to be genuine.

Make checks payable to:
"Ameritas Life Insurance Corp."

TABLE OF CONTENTS                                           Begin on Page

     DEFINED TERMS...............................................3
     POLICY OVERVIEW.............................................4
     CHARGES.....................................................5
     FINANCIAL INFORMATION.......................................8
     CHARGES EXPLAINED...........................................8
         No Sales Load
         No Withdrawal Charge
         Mortality and Expense Risk Charge
         Administrative Charges
           Administrative Expense Fee, Annual Policy Fee
         Transfer Fee
         Tax Charges
         Fees Charged by the Portfolios
         Waiver of Certain Charges
     INVESTMENT OPTIONS..........................................9
         Separate Account Variable Investment Option
         Fixed Account Fixed Interest Rate Option
         Transfers
         Third-Party Services
         Disruptive Trading Procedures
         Systematic Transfer Programs:
           Dollar Cost Averaging, Portfolio Rebalancing, Earning Sweep Model Asset Allocation Program
     IMPORTANT POLICY PROVISIONS................................16
         Policy Application and Issuance
         Your Policy Value
         Telephone Transactions
         Delay of Payments
         Beneficiary
         Minor Owner or Beneficiary
         Policy Changes
         Policy Termination
     POLICY DISTRIBUTIONS.......................................19
         Withdrawals
         Loans
         Death Benefits
         Annuity Income Benefits
     FEDERAL INCOME TAX MATTERS.................................22
     MISCELLANEOUS..............................................24
         About Our Company
         Distribution of the Policies
         Voting Rights
         Legal Proceedings
     APPENDIX A: Accumulation Unit Values.......................A:1
     APPENDIX B: Tax-Qualified Plan Disclosures.................B:1
     Thank You.  If You Have Questions,......................Last Page
     Statement of Additional Information Table of Contents...Last Page

DEFINED TERMS

Accumulation Units are an accounting unit of measure used to calculate the Policy value allocated to Subaccounts of the Separate Account. It is similar to a share of a mutual fund. The Policy describes how Accumulation Units are calculated.

Annuitant is the person on whose life annuity payments involving life contingencies are based and who receives Policy annuity payments.

Annuity Date is the date annuity income payouts are scheduled to begin. This date is identified on the Policy Schedule page of your Policy. You may change this date, as permitted by the Policy and described in this prospectus.

Beneficiary(ies)
   Owner's Beneficiary(ies) is the person(s) or legal entity who becomes the Policy Owner upon the Owner's death and who receives the death benefit payable upon the Owner's death prior to the Annuity Date if the Owner and Annuitant are not the same person. If none is named, and the Owner and Annuitant are different persons, those benefits are paid to the Owner's estate.
   Annuitant's Beneficiary(ies) is the person(s) or legal entity who receives the death benefit payable upon the Annuitant's death.
   If either an Owner or Annuitant's Beneficiary is named in the application, but not both, we presume you intend that person(s) or entity to serve both roles.

Business Day is each day that the New York Stock Exchange is open for trading.

Cash Surrender Value is the Policy value less applicable Policy fee, and any premium tax charge not previously deducted.

Owner, you, your is you -- the person(s) or legal entity who may exercise all rights and privileges under the Policy. If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Policy.

Policy Year/Month/Anniversary are measured from respective anniversary dates of the date of issue of this Policy.

Subaccount is a division within the Separate Account for which Accumulation Units are separately maintained. Each Subaccount corresponds to a single underlying non-publicly traded portfolio issued through a series fund.

We, Us, Our, Ameritas, ALIC - Ameritas Life Insurance Corp.

Written Notice -- Written notice, signed by you, on a form approved by or acceptable to us, that gives us the information we require and is received at Ameritas, Service Center, P.O. Box 81889, Lincoln, NE 68501 (or 5900 "O" Street, Lincoln, NE 68510), fax 1-402-467-7335. Call us if you have questions about what form or information is required.

         This prospectus may only be used to offer the Policy where the Policy may lawfully be sold. The Policy, and certain features described in this prospectus, may not be available in all states.

     If your Policy is issued as part of a qualified plan under the Internal Revenue Code, refer to any plan documents and disclosures for information about how some of the benefits and rights of the Policy may be affected.

POLICY OVERVIEW

         The following is intended as a summary. Please read each section of this prospectus for additional detail.

         The Ameritas NO-LOAD Variable Annuity is a variable annuity savings vehicle offering a variety of investment options to help meet long-term financial goals. Associated charges are discussed in this prospectus' CHARGES and CHARGES EXPLAINED sections. You can allocate your premiums among a wide spectrum of Separate Account variable investment options and to a Fixed Account fixed interest rate option. In the Separate Account variable investment options you may gain or lose money on your investment. In the Fixed Account option, we guarantee you will earn a fixed rate of interest. The investment options are described on this prospectus' first page and the INVESTMENT OPTIONS section.

A significant advantage of the Policy is that it provides the ability to accumulate capital on a tax-deferred basis. The purchase of a Policy to fund a tax-qualified retirement account does not provide any additional tax deferred treatment beyond the treatment provided by the tax-qualified retirement plan itself. However, the Policy does provide benefits such as lifetime income payments, family protection through death benefits and guaranteed fees.

         The Policy is a deferred annuity: it has an accumulation (or deferral) period and an annuity income period.

         Accumulation Period. During the accumulation period, any earnings that you leave in the Policy are not taxed. During this period you can invest additional money into the Policy, transfer amounts among the investment options, and withdraw some or all of the value of your Policy. Some restrictions may apply to transfers (especially to transfers into and out of the Fixed Account). Withdrawals may be subject to income tax and a penalty tax.

         Annuity Income Period. The accumulation period ends and the annuity income period begins on a date you select or the later of the fifth Policy Anniversary or Anniversary nearest the Annuitant's 85th birthday. During the annuity income period, we will make periodic payments to the Annuitant, unless you specify otherwise. You can select payments that are guaranteed to last for the Annuitant's entire life or for some other period. Some or all of each payment will be taxable.

         POLICY OPERATION & FEATURES

Premiums.
o    Minimum initial premium: $2,000.
o Minimum additional premium: $250, or $50 per month if through regularly billed program.
o No additional premiums will be accepted after the earlier of the Annuity Date or the Annuitant's 85th birthday without our approval.

Investment Options.
o Variable investment option allocations are invested in Subaccounts of the Separate Account, which in turn invest in corresponding underlying portfolios. Fixed Account allocations are invested in our general account and we guarantee a fixed rate of interest.
o You may transfer among investments, subject to limits. Dollar cost averaging, portfolio rebalancing and earnings sweep systematic investment programs are available.

Deductions from Assets.
(See CHARGES on next pages.)

Withdrawals.
o    There are no withdrawal charges.
o    Each withdrawal must be at least $250.

Annuity Income.
o    Several fixed annuity income options are available.

Death Benefit.
o    A death benefit is paid upon the death of the Annuitant.


         TAX-QUALIFIED PLANS

         The Policy can be used to fund a tax-qualified plan such as an IRA or Roth IRA (including for rollovers from tax-sheltered annuities), SEP, or SIMPLE IRA, etc. This Prospectus generally addresses the terms that affect a non-tax-qualified annuity. If your Policy funds a tax-qualified plan, read the Qualified Plan Disclosures in this prospectus' Appendix B to see how they might change your Policy rights and requirements. Contact us if you have questions about the use of the Policy in these or other tax-qualified plans.

CHARGES

         BASE POLICY CHARGES

         The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy.

         The first table describes the fees and expenses that you will pay at the time that you buy the Policy, surrender the Policy, or transfer Policy value between investment options. State premium taxes may also be deducted.

                                                                                      ---------------- --------------
                                                                                                         Guaranteed
                                                                                         Current           Maximum
                                                                                           Fee               Fee
------------------------------------------------------------------------------------- ---------------- ---------------
 TRANSACTION FEES
---------------------------------- -------------------------------------------------- ---------------- ---------------
 SALES LOAD                                                                                None             None
---------------------------------- -------------------------------------------------- ---------------- ---------------
 WITHDRAWAL CHARGE                                                                         None             None
---------------------------------- -------------------------------------------------- ---------------- ---------------
 TRANSFER FEE (per transfer)        '    first 15 transfers per Policy Year                None             None
                                    '    over 15 transfers in one Policy Year,
                                           we may charge ...                               None             $10
---------------------------------- -------------------------------------------------- ---------------- ---------------

         The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, to equal the annualized charges shown, not including Subaccount portfolio operating fees and expenses.

                                                                                      ---------------- --------------------
                                                                                                            Guaranteed
                                                                                         Current              Maximum
                                                                                           Fee                  Fee
------------------------------------------------------------------------------------- ---------------- --------------------
ANNUAL POLICY FEE
------------------------------------------------------------------------------------- ---------------- ---------------
ANNUAL POLICY FEE (deducted at end of each Policy Year or upon total surrender)             $25             $40
----------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES
            (deducted daily from assets allocated to the Separate Account to equal the annual % shown)
------------------------------------------------------------------------------------- ---------------- ---------------
MORTALITY & EXPENSE RISK CHARGE                                                            0.55%           0.95%
------------------------------------------------------------------------------------- ---------------- ---------------

         PORTFOLIO COMPANY OPERATING EXPENSES (as of December 31, 2005)

         The next table shows the minimum and maximum total operating expenses charged by the portfolio companies that you may pay periodically during the time that you own the contract. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company.

---------------------------------------------------------------------------- -------------------- --------------------
TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES
     Expenses that are deducted from portfolio company assets, including             Minimum           Maximum
     management fees, distribution and/or service (12b-1) fees, and other expenses
------------------------------------------------------------------------------ ------------------- ------------------
                                                                                      0.14% (1)           2.21% (2)
------------------------------------------------------------------------------ ------------------- ------------------

(1) Vanguard VIF Equity Index Fund.
(2) Calvert CVS Social International Equity Portfolio.

          EXAMPLES OF EXPENSES

         The Examples below are intended to help you compare the cost of investing in the Policy with the cost of investing in other variable annuity policies. These costs include Policy owner transaction expenses, contract charges, separate account annual expenses, and Subaccount underlying portfolio fees and expenses.

         The Examples assume that you invest $10,000 in the Policy for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the underlying portfolio and Policy fees and expenses indicated. The example amounts are illustrative only, and should not be considered a representation of past or future expenses. Your actual expenses may be higher or lower than those shown in the chart.

                                 ---------------------------------------------------------------------
                                    Surrender Policy at the end of the time period. ($)
                                    Annuitize Policy at the end of the time period. ($)
                                    Policy is neither surrendered nor annuitized.   ($)
                                 ---------------------------------------------------------------------
EXAMPLE                                  1 Yr              3 Yr              5 Yr             10 Yr
------------------------------------------------------------------------------------------------------
Maximum Policy Expenses (1)             $358              $1,089            $1,838           $3,800
------------------------------------------------------------------------------------------------------
Minimum Policy Expenses (2)             $95                 $295              $507           $1,099
------------------------------------------------------------------------------------------------------

(1) Maximum Policy Expense Charges. This example assumes maximum charges of 0.95% for Separate Account annual expenses, a $40 guaranteed maximum Policy fee (although our current base Policy fee is $25), plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies (2.18%).
(2) Minimum Policy Expense Charges. This example assumes current charges of 0.55% for Separate Account annual expenses, a $25 current Policy fee, plus the minimum fees and expenses after any waivers or reductions of any of the portfolio companies (0.14%).

-----------------------------------------------------------------------------------------------------------------------
                                           Management                         Total                    Total Expenses
Subaccount's underlying                   and Advisory    12b-1     Other    Portfolio  Waivers and   after waivers and
Portfolio Name                                Fees        Fees      Fees       Fees      Reductions   reductions if any
------------------------------------------------------- -------- --------- ----------- ------------ -------------------
AIM FUNDS
o   AIM V.I. Financial Services -             0.75%         -       0.37%      1.12%          -           1.12% (1)
       Series I
o   AIM V.I. Global Health Care               0.75%         -       0.33%      1.08%          -           1.08% (1) (2)
       Sciences - Series I
o   AIM V.I. Technology - Series I            0.75%         -       0.37%      1.12%          -           1.12% (1)
AMERITAS PORTFOLIOS (subadvisor) (3),(4)
o   Ameritas Income & Growth (Fred Alger)     0.71%         -       0.17%      0.88%        0.10%         0.78%
o   Ameritas Index 500 (SSgA)                 0.29%         -       0.20%      0.49%        0.11%         0.38%
o   Ameritas MidCap Growth (Fred Alger)       0.87%         -       0.19%      1.06%        0.12%         0.94%
    Alger)
o   Ameritas Small Capitalization (Eagle)     0.99%         -       0.23%      1.22%        0.22%         1.00%
CALVERT PORTFOLIOS
o   CVS Social Balanced                       0.70%         -       0.22%      0.92%          -           0.92%
o   CVS Social International Equity           1.10%         -       1.11%      2.21%          -           2.21% (5)
o   CVS Social Mid Cap Growth                 0.90%         -       0.30%      1.20%          -           1.20% (5)
o   CVS Social Small Cap Growth               1.00%         -       0.56%      1.56%          -           1.56% (5)
DWS SCUDDER
o   DWS Small Cap Index VIP - Class A         0.35%         -       0.16%      0.51%          -           0.51% (6) (7)(8)
FIDELITY (R)
o   VIP Contrafund(R): Service Class          0.57%       0.10%     0.09%      0.76%          -           0.76% (9)
o   VIP High Income: Service Class            0.57%       0.10%     0.13%      0.80%          -           0.80%
o   VIP Investment Grade Bond: Initial Class  0.36%         -       0.13%      0.49%          -           0.49%
o   VIP Mid Cap: Service Class                0.57%       0.10%     0.12%      0.79%          -           0.79% (9)
NEUBERGER BERMAN (10)
o   AMT Balanced                              0.85%         -       0.29%      1.14%          -           1.14%
o   AMT Growth                                0.85%         -       0.15%      1.00%          -           1.00%
o   AMT Limited Maturity Bond                 0.65%         -       0.10%      0.75%          -           0.75%
o   AMT Partners                              0.83%         -       0.07%      0.90%          -           0.90%
RYDEX
o   Government Long Bond Advantage            0.50%         -       0.68%      1.18%          -           1.18%
o   Inverse S&P 500                           0.90%         -       0.80%      1.70%          -           1.70%
o   Nova                                      0.75%         -       0.78%      1.53%          -           1.53%
o   OTC                                       0.75%         -       0.75%      1.50%          -           1.50%
o   Precious Metals                           0.75%         -       0.82%      1.57%          -           1.57%
THIRD AVENUE
o   Third Avenue Value                        0.90%         -       0.29%      1.19%          -           1.19%
VANGUARD
o   VIF Diversified Value                     0.38%         -       0.03%      0.41%          -           0.41%
o   VIF Equity Income                         0.26%         -       0.02%      0.28%          -           0.28%
o   VIF Equity Index                          0.12%         -       0.03%      0.14%(11)      -           0.14%
o   VIF Growth                                0.34%         -       0.02%      0.36%          -           0.36%
o   VIF High Yield Bond                       0.21%         -       0.04%      0.24%(11)      -           0.24%
o   VIF International                         0.36%         -       0.05%      0.41%          -           0.41%
o   VIF Mid-Cap Index                         0.20%         -       0.04%      0.24%          -           0.24%
o   VIF Money Market                          0.12%         -       0.03%      0.15%          -           0.15%
o   VIF REIT Index                           0. 28%         -       0.04%      0.31%(11)      -           0.31%
o   VIF Small Company Growth                  0.37%         -       0.03%      0.40%          -           0.40%
o   VIF Total Bond Market Index               0.13%         -       0.03%      0.16%(11)      -           0.16%
WELLS FARGO (12)
o   Advantage VT Discovery Fund               0.75% (13)  0.25%     0.22% (14) 1.22%        0.07%         1.15% (15)
o   Advantage VT Opportunity Fund             0.72% (13)  0.25%     0.20% (14) 1.17%        0.10%         1.07% (15)
------------------------------------------------------------------------------------------------------------------------


(1) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest;
(ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganizations as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The Fee Waiver has been restated to reflect this agreement. The expense limitation agreement is in effect through April 30, 2007.

(2) Effective January 1, 2005 through June 30, 2006, the advisor has contractually agreed to waive a portion of its advisory fees. The fee waiver reflects this agreement.

(3) The portfolio Advisor (AIC) has contractually agreed to limit annual portfolio operating expenses through April 30, 2007, as reflected above. Under the terms of the contractual expense limitation, operating expenses do not include interest expense, brokerage commissions, taxes and extraordinary expenses. Each portfolio has an expense offset arrangement with the custodian bank whereby the custodian and transfer agent fees may be paid indirectly by credits on the portfolio's uninvested cash balances. These credits are used to reduce the Portfolio's expenses. Under those circumstances where the Advisor has provided to the Portfolio a contractual expense limitation, and to the extent any expense offset credits are earned, the Advisor benefits from the expense offset arrangement and the Advisor's obligation under the contractual limitation is reduced by the credits earned.

(4) Management fee for the Ameritas Portfolios include both the investment advisory fee and administrative service fee. The administrative service fee is 0.05% of the portfolio's average daily net assets with a minimum of $50,000.

(5) "Total Fees" reflect an indirect fee and fees before waivers. Indirect fees result from the Portfolio's offset arrangement with the custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Portfolio's uninvested cash balances. These credits are used to reduce the Portfolio's expenses. Net operating expenses after reductions for fees paid indirectly and fee waivers would be as follows:

                  CVS Social International Equity            2.03%
                  CVS Social Mid Cap Growth                  1.17%
                  CVS Social Small Cap Growth                1.44%

(6) Restated on an annualized basis to reflect approved fee changes to take effect on or about June 1, 2006.

(7) Through May 31, 2006, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's operating expenses at 0.45% for Class A shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, and organization and offering expenses.

(8) In addition, from June 1, 2006, through September 30, 2006, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's operating expenses at ratios no higher than 0.483% for Class A shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, and organization and offering expenses.

(9) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. These offsets may be discontinued at any time. Including these reductions, the total operating expenses would have been:

                  VIP Contrafund: Service Class              0.74%
                  VIP Mid Cap: Service Class                 0.74%

(10) Neuberger Berman Management Inc. ("NBMI") has undertaken through December 31, 2009 to waive fees and/or reimburse certain operating expenses, excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs that exceed in the aggregate 1% of each portfolios' average daily net asset value. The expense limitation arrangements for the Portfolios are contractual and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed the limitation.

(11) Totals may not add up due to rounding.

(12) On May 25, 2004, Wells Fargo & Company entered into a purchase agreement with Strong Financial Corporation ("SFC") to acquire the assets of SFC and certain of its affiliates, including Strong Capital Management, Inc., the investment adviser to the Strong Family of Funds. Pursuant to the receipt of approval from the Strong Board, shareholders of the Strong Funds met and approved the reorganization of each Strong Fund into a Wells Fargo Fund on December 10 and December 22, 2004. Effective on or about April 11, 2005, the Investor Class and Advisor Class shares of the Strong Opportunity Fund II reorganized into the Wells Fargo Advantage VT Opportunity Fund; the Strong Discovery Fund II and Strong Mid Cap Growth Fund II reorganized into the Wells Fargo Advantage VT Discovery Fund.

(13) The Funds' investment adviser has implemented a breakpoint schedule for the Funds' management fees. The management fees charged to the Funds will decline as a Fund's assets grow and will continue to be based on a percentage of the Fund's average daily net assets. The breakpoint schedule for the Discovery and Opportunity Funds is as follows: 0.75% for assets from $0 to $499 million; 0.70% for assets from $500 million to $999 million; 0.65% for assets from $1 billion to $2.99 billion; 0.625% for assets from $3 billion to $4.99 billion; and 0.60% for assets $5 billion and higher.

(14) Other expenses may include expenses payable to affiliates of Wells Fargo & Company. Other expenses for the Opportunity and Discovery Funds are based on estimates for the current fiscal year.

(15) For the Opportunity and Discovery Funds, the adviser has committed through April 30, 2007 to waive fees and/ or reimburse expenses to the extent necessary to maintain the net operating expense ratios shown.

* Portfolios pay 12b-1 fees to us pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows investment companies to pay fees out of portfolio assets to those who sell and distribute portfolio shares. Some portfolios may also pay 0.05 to 0.25 percent of annual portfolio assets for our providing shareholder support and marketing services.

FINANCIAL INFORMATION

         We provide Accumulation Unit value history for each of the Separate Account variable investment options in Appendix A. Financial statements of the Subaccounts of the Separate Account and our company are included in the Statement of Additional Information; to learn how to get a copy, see the front or back page of this prospectus.

CHARGES EXPLAINED

         The following adds to information provided in the CHARGES section. Please review both prospectus sections for information on charges.

         NO SALES LOAD

         NO WITHDRAWAL CHARGE

         MORTALITY AND EXPENSE RISK CHARGE

         We impose a daily fee to compensate us for the mortality and expense risks we have under the Policy. This fee is equal to a current annual rate of the value of the net assets in the Separate Account. This fee is reflected in the Accumulation Unit values for each Subaccount.

         Our mortality risk arises from our obligation to make annuity payments and to pay death benefits prior to the Annuity Date. The mortality risk we assume is that Annuitants will live longer than we project, so our cost in making annuity payments will be higher than projected. However, an Annuitant's own longevity, or improvement in general life expectancy, will not affect the periodic annuity payments we pay under your Policy. Another mortality risk we assume is that at the Annuitant's death the death benefit we pay will be greater than the Policy value.

         Our expense risk is that our costs to administer your Policy will exceed the amount we collect through administrative charges.

         If the mortality and expense risk charge does not cover our costs, we bear the loss, not you. If the charge exceeds our costs, the excess is our profit.

         ADMINISTRATIVE CHARGES

         Administrative Expense Fee
         Administrative fees help us cover our cost to administer your Policy.

         Annual Policy Fee
         We reserve the right to charge an annual Policy fee. Any Policy fee is deducted from your Policy value on the last Business Day of each Policy Year and upon a complete surrender. This fee is levied by canceling Accumulation Units and making a deduction from the Fixed Account. It is deducted from each Subaccount and the Fixed Account in the same proportion that the value in each Subaccount and the Fixed Account bears to the total Policy value.

         TRANSFER FEE

         The first 15 transfers per Policy Year from Subaccounts or the Fixed Account are free. A transfer fee may be imposed for any transfer in excess of 15 per Policy Year. The transfer fee is deducted pro rata from each Subaccount (and, if applicable, the Fixed Account) in which the Owner is invested.

         TAX CHARGES

         Some states and municipalities levy a tax on annuities, currently ranging from 0% to 3.5% of your premiums. These tax rates, and the timing of the tax, vary and may change. Presently, we deduct the charge for the tax in those states with a tax either (a) from premiums as they are received, or (b) upon applying proceeds to an annuity income option.

         No charges are currently made for taxes other than premium taxes. We reserve the right to levy charges in the future for taxes or other costs resulting from taxes that we determine are properly attributable to the Separate Account.

         FEES CHARGED BY THE PORTFOLIOS

         Each Subaccount's underlying portfolio has investment advisory fees and expenses. They are set forth in this prospectus' CHARGES section and described in more detail in each fund's prospectus. A portfolio's fees and expenses are not deducted from your Policy value. Instead, they are reflected in the daily value of portfolio shares which, in turn, will affect the daily Accumulation Unit value of the Subaccounts. These fees and expenses help to pay the portfolio's investment advisory and operating expenses.

         WAIVER OF CERTAIN CHARGES

         When the Policy is sold in a manner that results in savings of sales or administrative expenses, we reserve the right to waive all or part of any fee we charge under the Policy (excluding fees charged by the portfolios). Factors we consider include one or more of the following: size and type of group to whom the Policy is issued; amount of expected premiums; relationship with us (employee of us or an affiliated company, receiving distributions or making transfers from other policies we or one of our affiliates issue or transferring amounts held under qualified retirement plans we or one of our affiliates sponsor); type and frequency of administrative and sales services provided; or level of annual maintenance fee.

         Any fee waiver will not be discriminatory and will be done according to our rules in effect at the time the Policy is issued. We reserve the right to change these rules. The right to waive any charges may be subject to state approval.

INVESTMENT OPTIONS

         We recognize you have very personal goals and investment strategies. The Policy allows you to choose from a wide array of investment options - each chosen for its potential to meet specific investment objectives.

         You may allocate all or a part of your premiums among 45 Separate Account variable investment options or the Fixed Account fixed interest rate option. Allocations must be in whole percentages and total 100%. The variable investment options, which invest in underlying portfolios, are listed and described in this section of this prospectus.

         SEPARATE ACCOUNT VARIABLE INVESTMENT OPTIONS

         The Separate Account provides you with variable investment options in the form of underlying portfolio investments. Each underlying portfolio is an open-end investment management company. When you allocate investments to an underlying portfolio, those investments are placed in a Subaccount of the Separate Account corresponding to that portfolio, and the Subaccount in turn invests in the portfolio. The Policy value of your Policy depends directly on the investment performance of the portfolios that you select.

     The Separate Account is registered with the SEC as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Separate Account or Ameritas. The Separate Account was established as a separate investment account of Ameritas under Nebraska law on October 26, 1995. Under Nebraska law, we own the Separate Account assets, but they are held separately from our other assets and are not charged with any liability or credited with any gain of business unrelated to the Separate Account. Any and all distributions made by the underlying portfolios, with respect to the shares held by the Separate Account, will be reinvested in additional shares at net asset value. We are responsible to you for meeting the obligations of the Policy, but we do not guarantee the investment performance of any of the variable investment options' underlying portfolios. We do not make any representations about their future performance.

         The underlying portfolios in the Separate Account are NOT publicly traded mutual funds, and are NOT the same as other publicly traded mutual funds with very similar names. They are only available as separate account investment options in life insurance or variable annuity policies issued by insurance companies, or through participation in certain qualified pension or retirement plans.
         Even if the investment options and policies of some underlying portfolios available under the Policy may be very similar to the investment objectives and policies of publicly traded mutual funds that may be managed by the same investment adviser, the investment performance and results of the portfolios available under the Policy may vary significantly from the investment results of such other publicly traded mutual funds.
         You should read the prospectuses for the underlying portfolios together with this prospectus for more information.

           You bear the risk that the variable investment options you select may fail to meet their objectives, that they could
              go down in value, and that you could lose principal.

         Each Subaccount's underlying portfolio operates as a separate investment fund, and the income or losses of one generally has no effect on the investment performance of any other. The Separate Account Subaccount underlying portfolios listed below are designed primarily as investments for variable annuity and variable life insurance policies issued by insurance companies. They are not publicly traded mutual funds available for direct purchase by you. There is no assurance the investment objectives will be met. This information is just a summary for each underlying portfolio. Complete descriptions of each variable investment option's investment objectives and restrictions and other material information related to an investment in the variable investment option are contained in the prospectuses for each of the series funds which accompany this prospectus. You should read the series fund prospectus for an underlying portfolio for more information about that portfolio.

--------------------------------------------------- -----------------------------------------------------------------------
              Separate Account
                 Portfolio                                  Summary of Investment Strategy/Fund Type
--------------------------------------------------- -----------------------------------------------------------------------
                    AIM FUNDS                                  Offered through AIM Variable Insurance Funds
                                                                      Advised by AIM Advisors, Inc.
--------------------------------------------------- ---------------------------------------------------------------------
AIM V.I. Financial Services - Series I              Capital Growth.
--------------------------------------------------- ---------------------------------------------------------------------
AIM V.I. Global Health Care Sciences - Series I     Capital Growth.
--------------------------------------------------- ---------------------------------------------------------------------
AIM V.I. Technology - Series I                      Capital Growth.
--------------------------------------------------- ---------------------------------------------------------------------
              AMERITAS PORTFOLIOS                     Offered through Calvert Variable Series, Inc. Ameritas Portfolios
                   (Subadvisor)                                       Advised by Ameritas Investment Corp.*
--------------------------------------------------- ---------------------------------------------------------------------
Ameritas Income & Growth - Fred Alger Management,   Income and Growth.
Inc. (Fred Alger)
--------------------------------------------------- ---------------------------------------------------------------------
Ameritas Index 500  - SSgA Funds Management, Inc.   Common stocks of U.S. companies on the S&P 500 Index.
(SSgA)
--------------------------------------------------- ---------------------------------------------------------------------
Ameritas MidCap Growth (Fred Alger)                 Growth.
--------------------------------------------------- ---------------------------------------------------------------------
Ameritas Small Capitalization - Eagle Asset         Growth.
Management, Inc.( (Eagle)
--------------------------------------------------- ---------------------------------------------------------------------
                CALVERT PORTFOLIOS                     Offered through Calvert Variable Series, Inc. Calvert Social
                                                                                Portfolios
                                                            Advised by Calvert Asset Management Company, Inc.*
--------------------------------------------------- ---------------------------------------------------------------------
CVS Social Balanced - Equity Portion: New           Income and Growth.
Amsterdam Partners LLC ("New Amsterdam") and
SSgA; Fixed Income Portion: no Subadvisor
--------------------------------------------------- ---------------------------------------------------------------------
CVS Social International Equity - Acadian Asset     Growth.
Management, Inc.
--------------------------------------------------- ---------------------------------------------------------------------
CVS Social Mid Cap Growth - New Amsterdam           Growth.
--------------------------------------------------- ---------------------------------------------------------------------
CVS Social Small Cap Growth - Renaissance           Growth.
Investment Management
--------------------------------------------------- ---------------------------------------------------------------------
                   DWS SCUDDER                                   Offered through DWS Scudder Investments VIT
                                                               Funds Advised by Deutsche Asset Management, Inc.
--------------------------------------------------- ---------------------------------------------------------------------
  DWS Small Cap Index VIP                           Match, before expenses, performance of the Russell 2000 Index.
--------------------------------------------------- ---------------------------------------------------------------------
                     FIDELITY                                  Offered through Variable Insurance Products
                                                           Advised by Fidelity Management and Research Company
--------------------------------------------------- ---------------------------------------------------------------------
VIP Contrafund(R): Service Class                    Seeks long-term capital appreciation.
--------------------------------------------------- ---------------------------------------------------------------------
VIP High Income: Service Class                      Income and Growth.
--------------------------------------------------- ---------------------------------------------------------------------
VIP Investment Grade Bond: Initial Class            Bond.
--------------------------------------------------- ---------------------------------------------------------------------
VIP Mid Cap: Service Class                          Long-term growth.
--------------------------------------------------- ---------------------------------------------------------------------
                 NEUBERGER BERMAN                       Offered through Neuberger Berman Advisers Management Trust
                                                               Advised by Neuberger Berman Management Inc.
--------------------------------------------------- ---------------------------------------------------------------------
AMT Balanced                                        Growth and Income.
--------------------------------------------------- ---------------------------------------------------------------------
AMT Growth                                          Growth.
--------------------------------------------------- ---------------------------------------------------------------------
AMT Limited Maturity Bond                           Bond. Seeks highest available current income consistent with liquidity and low risk to principal.  Total return is secondary.
--------------------------------------------------- ---------------------------------------------------------------------
AMT Partners                                        Growth.
--------------------------------------------------- ---------------------------------------------------------------------
                      RYDEX                                        Offered through Rydex Variable Trust
                                                                     Advised by Rydex Global Advisors
--------------------------------------------------- ---------------------------------------------------------------------
Government Long Bond Advantage                      120% of the daily price movement of the Long Treasury Bond.
--------------------------------------------------- ---------------------------------------------------------------------
Inverse S&P 500                                     Investment results that inversely correlate to the performance of the S&P 500 Index.
--------------------------------------------------- ---------------------------------------------------------------------
Nova                                                150% of the daily performance of the S&P 500 Index
--------------------------------------------------- ---------------------------------------------------------------------
OTC                                                 Match the performance of the NASDAQ 100 Index.
--------------------------------------------------- ---------------------------------------------------------------------
Precious Metals                                     Growth.
--------------------------------------------------- ---------------------------------------------------------------------
                   THIRD AVENUE                             Offered through Third Avenue Variable Series Trust
                                                                  Advised by Third Avenue Management LLC
--------------------------------------------------- ---------------------------------------------------------------------
Third Avenue Value                                  Long term capital appreciation.
--------------------------------------------------- ---------------------------------------------------------------------
                VANGUARD (Advisor)                           Offered through Vanguard Variable Insurance Fund
--------------------------------------------------- ---------------------------------------------------------------------
VIF Diversified Value                               Growth and Income.
(Barrow, Hanley, Mewhinney & Strauss, Inc.)
--------------------------------------------------- ---------------------------------------------------------------------
VIF Equity Income
(Vanguard Quantitative Equity Group;                Growth and Income.
Wellington Management Company, LLP)
--------------------------------------------------- ---------------------------------------------------------------------

                                      -10-

--------------------------------------------------- -----------------------------------------------------------------------
              Separate Account
                 Portfolio                                  Summary of Investment Strategy/Fund Type
--------------------------------------------------- -----------------------------------------------------------------------
VIF Equity Index                                    Growth and Income.  Match performance of a broad-based market index
(Vanguard Quantitative Equity Group)                of stocks of large U.S. companies.
--------------------------------------------------- ---------------------------------------------------------------------
VIF Growth                                          Growth.
(William Blair & Company, LLC;
Alliance Capital Management L.P.)
--------------------------------------------------- ---------------------------------------------------------------------
VIF High Yield Bond                                 Income.  High-yield, higher-risk corporate "junk" bonds.
(Wellington Management Company, LLP)
--------------------------------------------------- ---------------------------------------------------------------------
VIF International
(Baillie Gifford Overseas Ltd.;                     Growth.
Schroder Investment Management North America Inc.)
--------------------------------------------------- ---------------------------------------------------------------------
VIF Mid-Cap Index                                   Growth and Income.  Match performance of a broad-based market index
(Vanguard Quantitative Equity Group)                of stocks of medium U.S. companies.
--------------------------------------------------- ---------------------------------------------------------------------
VIF Money Market                                    Money Market.
(Vanguard Fixed Income Group)
--------------------------------------------------- ---------------------------------------------------------------------
VIF REIT Index                                      Income and Growth.
(Vanguard Quantitative Equity Group)
--------------------------------------------------- ---------------------------------------------------------------------
VIF Small Company Growth
(Granahan Investment Management, Inc.;              Growth.
Grantham, Mayo, Van Otterloo & Co. LLC)
--------------------------------------------------- ---------------------------------------------------------------------
VIF Total Bond Market Index                         Match performance of a broad-based market index of publicly traded,
(Vanguard Fixed Income Group)                       investment-grade bonds.
--------------------------------------------------- ---------------------------------------------------------------------
                   WELLS FARGO                                  Offered through Wells Fargo Variable Trust
                                                                Advised by Wells Fargo Funds Management, LLC
                                                                 Sub-advised by Wells Capital Management
--------------------------------------------------- ---------------------------------------------------------------------
Advantage VT Discovery Fund                         Long-term capital appreciation.
--------------------------------------------------- ---------------------------------------------------------------------
Advantage VT Opportunity Fund                       Long-term capital appreciation.
-------------------------------------------------------------------------------------------------------------------------

*Each of these companies are part of the UNIFI Mutual Holding Company, the ultimate parent of ALIC.

Adding, Deleting, or Substituting Variable Investment Options
         We do not control the Subaccounts' underlying portfolios, so we cannot guarantee that any of the portfolios will always be available. We retain the right to change the investments of the Separate Account, and to eliminate the shares of any Subaccount's underlying portfolio and substitute shares of another series fund portfolio. If the shares of the underlying portfolio are no longer available for investment or if, in our judgment, investment in the portfolio would be inappropriate in view of the purposes of the Separate Account, we will first notify you and receive any necessary SEC and state approval before making such a change.

         New Separate Account underlying portfolios may be added, or existing funds eliminated, when, in our sole discretion, conditions warrant a change. If a portfolio is eliminated, we will ask you to reallocate any amount in the eliminated portfolio. If you do not reallocate these amounts, we will automatically reinvest them in the Vanguard VIF Money Market Subaccount.

         If we make a portfolio substitution or change, we may change the Policy to reflect the substitution or change. Our Separate Account may be (i) operated as an investment management company or any other form permitted by law, (ii) deregistered with the SEC if registration is no longer required, or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Separate Account to other accounts.

         FIXED ACCOUNT FIXED INTEREST RATE OPTION

There is one fixed interest rate option ("Fixed Account"), where we bear the investment risk. We guarantee that you will earn a minimum interest rate that will yield at least 3% per year, compounded annually. We may declare a higher current interest rate. However, you bear the risk that we will not credit more interest than will yield the minimum guaranteed rate per year for the life of the Policy. We have sole discretion over how assets allocated to the Fixed Account are invested, and we bear the risk that those assets will perform better or worse than the amount of interest we have declared. The focus of this prospectus is to disclose the Separate Account aspects of the Policy. Refer to the Policy for additional details regarding the Fixed Account.

All amounts allocated to the Fixed Account become assets of our general account. Interest in the general account has not been registered with the SEC and is not subject to SEC regulation, nor is the general account registered as an investment company with the SEC. Therefore, SEC staff have not reviewed the Fixed Account disclosures in this prospectus.

         TRANSFERS

         The Policy is designed for long-term investment, not for use with professional "market timing" services or use with programmed, large or frequent transfers. Excessive transfers could harm other policy owners, annuitants and beneficiaries by having a detrimental effect on investment portfolio management. In addition to the right of the Portfolio to impose redemption fees on short-term trading, we reserve the right to reject any specific premium allocation or transfer request, if in the judgment of a Subaccount portfolio fund advisor, a Subaccount portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or if Policy Owners would otherwise potentially be adversely affected.

         Transferring money out of a Subaccount within 60 days of a purchase may be considered market timing. However, any portfolio fund advisor may establish their own standards, and each transaction may be evaluated on its own. Ultimately the portfolio fund advisor has the authority to make this determination.

         Subject to restrictions during the "right to examine period" and prior to the Annuity Date, you may transfer Policy value from one Subaccount to another, from the Separate Account to the Fixed Account, or from the Fixed Account to any Subaccount, subject to these rules:

         Transfer Rules:
          o A transfer is considered any single request to move assets from one or more Subaccounts or the Fixed Account to one or more of the other Subaccounts or the Fixed Account.
          o We must receive notice of the transfer - either Written Notice, an authorized telephone transaction, or by Internet when available. Transfer requests by facsimile, telephone, or Internet must be sent to us by 3:00 p.m. Central Time (2:30 p.m. for Rydex) for same day processing. Requests received later are processed on the next trading day. Fax requests must be sent to us at 402-467-7923. If requests are faxed elsewhere, we will process them as of the day they are received by our trading unit.
          o The transferred amount must be at least $250, or the entire Subaccount or Fixed Account value if it is less. (If the value remaining after a transfer will be less than $250 in a Subaccount or $100 in the Fixed Account, we will include that amount as part of the transfer.)
               - If the Dollar Cost Averaging systematic transfer program is used, then the minimum transfer amount out of a Subaccount or the Fixed Account is the lesser of $100 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the value of the Fixed Account at the time the Dollar Cost Averaging program is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited.
               - The Portfolio Rebalancing and Earnings Sweep systematic transfer programs have no minimum transfer limits.
          o The first 15 transfers each Policy Year are free. Thereafter, transfers may result in a $10 charge for each transfer. This fee is deducted on a pro-rata basis from balances in all Subaccounts and the Fixed Account; it is not subtracted from the amount of the transfer. Transfers under any systematic transfer program do count toward the 15 free transfer limit.
          o A transfer from the Fixed Account (except made pursuant to a systematic transfer program):
               -    may be made only once each Policy Year;
               -    may be delayed up to six months;
               -    is limited during any Policy Year to the greater of:
                    - 25% of the Fixed account value on the date of the initial transfer during that year;
                    - the greatest amount of any similar transfer out of the Fixed Account during the previous 13 months; or
                    -    $1,000.
          o If the Policy value in any Subaccount falls below $250, we may transfer the remaining balance, without charge, to the Vanguard VIF Money Market Subaccount.
          o Rydex Subaccount transfers received later than 2:30 p.m. Central Time are processed the next Business Day.
          o We reserve the right to limit transfers, or to modify transfer privileges, and we reserve the right to change the transfer rules at any time. We, and most of our portfolio managers, consider market timing strategies, programmed transfers, or transfers that are large in relation to the total assets of an investment option's underlying portfolio as disruptive. For those fund managers who deem such activities disruptive, we may react by, among other things, restricting the availability of personal telephone requests, facsimile transmissions, automated telephone services, Internet services or any electronic transfer service. We may also refuse to act on transfer instructions of an agent acting under a power of attorney or otherwise who is acting on behalf of one or more Owners. In making these determinations, we may consider the combined transfer activity of annuity contracts and life insurance policies that we believe are under common ownership, control or direction. Certain fund managers, such as Rydex, may permit short-term trading within their portfolios and will have disclosed this practice in their prospectuses.
          o In the event you authorize telephone or Internet transfers, we are not liable for telephone or Internet instructions that we in good faith believe you authorized. We will employ reasonable procedures to confirm that instructions are genuine.

         THIRD-PARTY SERVICES

         Where permitted and subject to our rules (including those Transfer Rules above regarding rejection of a transfer request), we may accept your authorization to have a third party exercise transfers or investment allocations on your behalf. Third-party transfers and allocations are subject to the same rules as all other transfers and allocations. You can make this election by sending us Written Notice. Please note that any person or entity you authorize to make transfers or allocations on your behalf, including any investment advisory, asset allocation, money management or timing service, does so independently from any agency relationship they may have with us for the sale of the Policies. They are accountable to you alone for such transfers or allocations. We are not responsible for such transfers or allocations on your behalf, or recommendations to you, by such third-party services. You should be aware that fees charged by such third parties for their service are separate from and in addition to fees paid under the Policy.

         DISRUPTIVE TRADING PROCEDURES

         The Policy is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market (except in Subaccounts whose underlying portfolio prospectus specifically permits such trading). Such frequent trading, programmed transfers, or transfers that are large in relation to the total assets of a Subaccount's underlying portfolio can disrupt management of a Subaccount's underlying portfolio and raise expenses. This in turn can hurt performance of an affected Subaccount and therefore hurt your Policy's performance.

Organizations or individuals that use market timing investment strategies and make frequent or other disruptive transfers should not purchase the Policy, unless such transfers are limited to Subaccounts whose underlying portfolio prospectus specifically permits such transfers.

         We reserve the right to reject or restrict, in our sole discretion, transfers initiated by a market timing organization or individual or other party authorized to give transfer instructions. We further reserve the right to impose restrictions on transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other Policy Owners. Restrictions may include changing, suspending or terminating telephone, on-line and facsimile transfer privileges. We will also enforce any Subaccount underlying portfolio manager's own restrictions imposed upon transfers considered by the manager to be disruptive. Our disruptive trading procedures may vary from Subaccount to Subaccount, and may also vary due to differences in operational systems and contract provisions. Any Subaccount restrictions will be uniformly applied.

         There is no assurance that the measures we take will be effective in preventing market timing or other excessive transfer activity. Our ability to detect and deter disruptive trading and to consistently apply our disruptive trading procedures may be limited by operational systems and technological limitations. Also, because other insurance companies and retirement plans may invest in Subaccount underlying portfolios, we cannot guarantee that Subaccount underlying portfolios will not suffer harm from disruptive trading within contracts issued by them. Certain Subaccount underlying portfolios, such as the Rydex Subaccounts, may permit short-term trading and will have disclosed this practice in their portfolio's prospectus.

         Excessive Transfers
         We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we will consider, among other things:
          o    the total dollar amount being transferred;
          o    the number of transfers you make over a period of time;
          o whether your transfers follow a pattern designed to take advantage of short term market fluctuations, particularly within certain Subaccount underlying portfolios;
          o whether your transfers are part of a group of transfers made by a third party on behalf of individual Policy Owners in the group; and
          o the investment objectives and/or size of the Subaccount underlying portfolio.

         Third Party Traders
         We reserve the right to restrict transfers by any firm or any other third party authorized to initiate transfers on behalf of multiple Policy Owners if we determine such third party trader is engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we may, among other things:

          o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Policy Owner, or

          o reject the transfer or exchange instructions of individual Policy Owners who have executed transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Policy Owner.

         We will notify affected Policy Owners before we limit transfers, modify transfer procedures or refuse to complete a transfer. Transfers made pursuant to participation in a dollar cost averaging, portfolio rebalancing, earnings sweep or asset allocation program are not subject to these rules, nor are they subject to a transfer fee. See the sections of the Prospectus describing those programs for the rules of each program.

         SYSTEMATIC TRANSFER PROGRAMS

         We offer several systematic transfer programs. We reserve the right to alter or terminate these programs upon thirty days written notice.

o        Dollar Cost Averaging
         The Dollar Cost Averaging program allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from the Vanguard VIF Money Market Subaccount or the Fixed Account to any other Subaccount(s) or the Fixed Account. Requested percentages are converted to a dollar amount. You can begin Dollar Cost Averaging when you purchase the Policy or later. You can increase or decrease the amount or percentage of transfers or discontinue the program at any time. Dollar Cost Averaging is intended to limit loss by resulting in the purchase of more Accumulation Units when a portfolio's value is low, and fewer units when its value is high. However, there is no guarantee that such a program will result in a higher Policy value, protect against a loss, or otherwise achieve your investment goals.

         Dollar Cost Averaging Program Rules:
          o There is no additional charge for the Dollar Cost Averaging program.
          o We must receive notice of your election and any changed instruction - either Written Notice, by telephone transaction instruction, or by Internet when available.
          o    Automatic transfers can only occur monthly.
          o The minimum transfer amount out of the Vanguard VIF Money Market Subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the Fixed Account value at the time Dollar Cost Averaging is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited. There is no maximum transfer amount limitation applicable to any of the Subaccounts.
          o Dollar Cost Averaging program transfers cannot begin before the end of a Policy's "right to examine" period.
          o You may specify that transfers be made on the 1st through the 28th day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, then on the next Business Day). If you do not select a date, the program will begin on the next Policy Month anniversary following the date the Policy's "right to examine" period ends.
          o You can limit the number of transfers to be made, in which case the program will end when that number has been made. Otherwise, the program will terminate when the amount remaining in the Vanguard VIF Money Market Subaccount or the Fixed Account is less than $100.
          o Dollar Cost Averaging is not available when the Portfolio Rebalancing program is elected.

o        Portfolio Rebalancing
         The Portfolio Rebalancing program allows you to rebalance your Policy value among designated Subaccounts only as you instruct. You may change your rebalancing allocation instructions at any time. Any change will be effective when the next rebalancing occurs.

         Portfolio Rebalancing Program Rules:
          o There is no additional charge for the Portfolio Rebalancing program.
          o    The Fixed Account is excluded from this program.
          o You must request the rebalancing program, give us your rebalancing instructions, or request to end this program either by Written Notice, by telephone transaction instruction, or by Internet when available.
          o You may have rebalancing occur quarterly, semi-annually or annually.

o        Earnings Sweep
         The Earnings Sweep program allows you to sweep earnings from your Subaccounts to be rebalanced among designated investment options (Subaccounts or the Fixed Account), either based on your original Policy allocation of premiums or pursuant to new allocation instructions. You may change your Earnings Sweep program instructions at any time. Any change will be effective when the next sweep occurs.

         Earnings Sweep Program Rules:
          o    There is no additional charge for the Earnings Sweep program.
          o    The Fixed Account is included in this program.
          o You must request the Earnings Sweep program, give us your allocation instructions, or request to end this program either by Written Notice, by telephone transaction instruction, or by Internet when available.
          o You may have your earnings sweep quarterly, semi-annually or annually.

         MODEL ASSET ALLOCATION PROGRAM

         We may offer a model asset allocation program. However, you always have the ability to construct your own asset allocation plan from among the investment options available in your Policy. Model asset allocation programs are intended to match model risk tolerance and investment objectives with the investment options available in your Policy.

         To assist you in your selection of an asset allocation model, our Model Asset Allocation program uses the Morningstar Asset Allocator. This tool was developed by Morningstar Associates, LLC ("Morningstar") and is offered to you through a license agreement between Morningstar and our affiliate Ameritas Investment Corp. ("AIC"). The Model Asset Allocation program consists of five models, ranging from aggressive to conservative. Morningstar provides AIC with ongoing recommendations and monitoring of the portfolios that comprise the models.

         To participate in the asset allocation program:
          o AIC will serve as your investment adviser fiduciary for the program solely for purposes of development of the models and periodic updates to the models. You must give AIC your written consent and discretionary authority for AIC to give us instructions to allocate your premiums (or, for an existing Policy, Policy value) pursuant to the allocations of the model you select. AIC will also periodically instruct us to change your allocations consistent with any changes to the model made by AIC as recommended by Morningstar. AIC has no discretionary authority to execute any other transfers for your policy.
          o    You must complete the Morningstar Asset Allocator Questionnaire.
          o You must allocate all of your Policy value to one asset allocation model. We must receive notice of your asset allocation model election either by written notice or Internet (when available) before we can begin a program for you. Only you can select which model is best for you. The Asset Allocator Questionnaire can be an aid, but neither it nor AIC will make this decision for you. You may wish to consult with your own financial professional to determine whether participation in the program is best for you, and if so, which model is most suitable.
          o Each calendar quarter we will automatically rebalance the Subaccount values to be consistent with the allocation percentages for the program model that you elected. Such rebalancing will be disclosed in quarterly statements to you. Performance of each model is updated daily on our website and is available upon request.
          o Annually, AIC will re-evaluate and may make changes to each investment level model based upon Morningstar's recommendations. When AIC updates the models, we will send you written notice of the updated models at least 30 days in advance of the date the updated models are to be effective. If you wish to accept the changes in your selected model, you will not need to take any action, as your Policy value and any subsequent premium will be automatically reallocated pursuant to the updated model. If you do not wish to accept the changes to your selected model, you can change to a different model or withdraw from the Model Asset Allocation program.
          o If you are currently participating in a Model Asset Allocation model and you make changes to your allocations outside the model, you will not receive future notifications of model changes. You will then be considered as having withdrawn from the Model Asset Allocation program and as having cancelled your relationship with AIC for purposes of implementing the program with your Policy.
          o AIC is compensated by us as principal underwriter for the Policies. We and AIC may also receive revenue sharing from other portfolios in the models. This additional compensation and related responsibilities may create conflicts of interest as AIC determines what portfolios should be in the models. However, we believe this risk is reduced or eliminated by contracting with Morningstar to independently evaluate and recommend the selection, allocation weighting, and periodic updates regarding portfolios in the models.

         There is no additional charge for selecting the Model Asset Allocation program. Although asset allocation programs are intended to mitigate investment risk, there is still a risk that investing pursuant to a model will still lose value. For information about risks of participating in the Model Asset Allocation program and more detail about the program, including more information about conflicts of interest, ask for a copy of this prospectus' Statement of Additional Information. More information about AIC's role as investment advisor for the program is available on AIC's Form ADV Part II which is delivered to you at the time you subscribe to the program. We may modify or discontinue the model asset allocation program at any time.

 IMPORTANT POLICY PROVISIONS

         The Ameritas NO-LOAD Variable Annuity Policy is a flexible premium deferred variable annuity policy. The Policy allows you to save and invest your assets on a tax-deferred basis. A feature of the Policy distinguishing it from non-annuity investments is its ability to guarantee annuity payments to the Annuitant for as long as the Annuitant lives or for some other period you select. In addition, if the Annuitant dies before those payments begin, the Policy will pay a death benefit to the Annuitant's Beneficiary. Many key rights and benefits under the Policy are summarized in this prospectus; however, you must refer to the Policy itself for the actual terms of the Policy. You may obtain a copy of the Policy from us. The Policy can be purchased as a tax-qualified or nonqualified annuity. The Policy remains in force until surrendered for its Cash Surrender Value, or until all proceeds have been paid under an annuity income option or as a death benefit.

         POLICY APPLICATION AND ISSUANCE

Replacing an existing annuity policy is not always your best choice. Evaluate any replacement carefully.

         To purchase a Policy, you must submit an application and a minimum initial premium. A Policy usually will be issued only if the Annuitant is age 0 through 85, rounded to the nearest birthday. We reserve the right to reject any application or premium for any reason.

         If your application is in good order upon receipt, we will credit your initial premium (less premium tax, if applicable) to the Policy value in accordance with the Policy's "right to examine" provision within two Business Days after the later of the date we receive your application or the date we receive your premium. If the application is incomplete or otherwise not in good order, we will contact you within five Business Days to explain the delay; at that time we will refund your initial premium unless you consent to our retaining it to apply it to your Policy once all Policy issuance requirements are met.

         The Policy Date is the date two Business Days after we receive your application and initial premium. It is the date used to determine Policy Anniversaries and Policy Years. No Policy will be dated on or after the 29th day of a month. (This does not affect how premium is credited; see the paragraph above.)

         You can purchase a tax-qualified Policy as part of Section 401(a) or 403(b) pension or profit-sharing plans, or an IRA, Roth IRA, SIMPLE IRA, and SEP, subject to certain limitations. See this prospectus' FEDERAL INCOME TAX MATTERS section for details.

o        Application in Good Order
         All application questions must be answered, but particularly note these requirements:
          o The Owner's and the Annuitant's full name, Social Security number, and date of birth must be included.
          o Be certain you identify an Annuitant's Beneficiary and, if the Owner and Annuitant are not the same person, an Owner's Beneficiary if you want someone other than the Annuitant's Beneficiary to receive death benefits payable due to the Owner's premature death.
          o Your premium allocations must be completed in whole percentages, and total 100%.
          o    Initial premium must meet minimum premium requirements.
          o Signatures of the Owner and Annuitant (if other than the Owner) must be on the application.
          o Identify the type of plan, whether it is nonqualified or, if it is qualified, state the type of qualified plan.
          o    City, state and date application was signed must be completed.
          o    If you have one, please give us your e-mail address to facilitate receiving updated Policy information by electronic delivery.
          o    There may be forms in addition to the application required by law or regulation, especially when a qualified plan or replacement is involved.

o        Premium Requirements
         Your premium checks should be made payable to "Ameritas Life Insurance Corp." We may postpone crediting any payment made by check to your Policy value until the check has been honored by your bank. Payment by certified check, banker's draft, or cashier's check will be promptly applied. Under our electronic fund transfer program, you may select a monthly payment schedule for us to automatically deduct premiums from your bank account or other sources. Total premiums for all annuities held with us for the same Annuitant may not exceed $1 million without our consent.

         Initial Premium
          o    The only premium required. All others are optional.
          o Must be at least $2,000. We have the right to change these premium requirements, and to accept a smaller initial premium if payments are established as part of a regularly billed program (electronic funds transfer, payroll deduction, etc.) or as part of a tax-qualified plan.

         Additional Premiums
          o Must be at least $250; $50 if payments are established as part of a regularly billed program (electronic funds transfer, payroll deduction, etc.) or a tax-qualified plan. We have the right to change these premium requirements.
          o Will not be accepted, without our approval, on or after the later of (i) the Policy Anniversary following your or the Annuitant's 85th birthday or (ii) the Annuity Date.

o        Allocating Your Premiums
         You may allocate your premiums among the variable investment options and the Fixed Account fixed interest rate option. Initial allocations in your Policy application will be used for additional premiums until you change your allocation.
          o    Allocations must be in whole percentages, and total 100%.
          o You may change your allocation by sending us Written Notice or through an authorized telephone transaction. The change will apply to premiums received on or after the date we receive your Written Notice or authorized telephone transaction.
          o All premiums will be allocated pursuant to your instructions on record with us, except your initial premium and any additional premiums received during your Policy's "right to examine" period may be subject to special requirements.

         "Right to Examine" Period Allocations
         Return of Value States. In states that permit us to refund your Policy value upon your cancellation of the Policy during the "right to examine" period, we will allocate your initial premium to your selected variable investment options on the date of issue of the Policy.

         Return of Premium States. In states that require us to refund at least your full premium upon your cancellation of the Policy during the "right to examine" period and for all IRA plan Policies, we will hold your initial premium in the Vanguard VIF Money Market Subaccount for 13 days. Then, we will invest your initial premium in the investment options pursuant to your application instruction. (Any additional premiums we receive during the "right to examine" period plus 3 days will be allocated in the same manner.) If, at the end of the "right to examine" period, you decide to cancel your Policy, we will refund the greater of the Policy value or premiums paid.

         YOUR POLICY VALUE

         On your Policy's date of issue, the Policy value equals the initial premium less any charge for applicable premium taxes. On any Business Day thereafter, the Policy value equals the sum of the values in the Separate Account variable investment options and the Fixed Account. The Policy value is expected to change from day to day, reflecting the expenses and investment experience of the selected variable investment options (and interest earned in the Fixed Account options) as well as the deductions for charges under the Policy.

o        Separate Account Value
         Premiums or transfers allocated to Subaccounts are accounted for in Accumulation Units. The Policy value held in the Separate Account Subaccounts on any Business Day is determined by multiplying each Subaccount's Accumulation Unit value by the number of Subaccount units allocated to the Policy. Each Subaccount's Accumulation Unit value is calculated at the end of each Business Day as follows:
          (a) the per share net asset value of the Subaccount's underlying portfolio as of the end of the current Business Day plus any dividend or capital gain distribution declared and unpaid by the underlying portfolio during that Business Day, times the number of shares held by the Subaccount, before the purchase or redemption of any shares on that date; minus
          (b) the daily mortality and expense risk charge; and this result divided by
          (c) the total number of Accumulation Units held in the Subaccount on the Business Day before the purchase or redemption of any Accumulation Units on that day.

         When transactions are made to or from a Subaccount, the actual dollar amounts are converted to Accumulation Units. The number of Accumulation Units for a transaction is equal to the dollar amount of the transaction divided by the Accumulation Unit value on the Business Day the transaction is made.

         An investment in money market funds is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the funds will be able to maintain a stable net asset value of $1.00 per share.

o        Fixed Account Value
         The Policy value of the Fixed Account on any Business Day equals:
          (a) the Policy value of the Fixed Account at the end of the preceding Policy Month; plus
          (b) any net premiums credited since the end of the previous Policy Month; plus
          (c) any transfers from the Subaccounts credited to the Fixed Account since the end of the previous Policy Month; minus
          (d) any transfers and transfer fee from the Fixed Account to the Subaccounts since the end of the previous Policy Month; minus
          (e) any partial withdrawal taken from the Fixed Account since the end of the previous Policy Month; minus
          (f) the Fixed Account's share of the annual Policy fee on the Policy Anniversary; plus
          (g)  interest credited on the Fixed Account balance.

         TELEPHONE TRANSACTIONS

Telephone Transactions Permitted
o    Transfers among investment options.
o    Establish systematic transfer programs.
o    Change of premium allocations.

How to Authorize Telephone Transactions
o Upon your authorization on the Policy application or in Written Notice to us, you or a third person named by you may do telephone transactions on your behalf. You bear the risk of the accuracy of any designated person's instructions to us.

Telephone Transaction Rules:
o Must be received by close of the New York Stock Exchange ("NYSE") (usually 3 p.m. Central Time), except Rydex Subaccount transactions must be received by 2:30 p.m. Central Time; if later, the transaction will be processed the next day the NYSE is open.
o    Calls will be recorded for your protection.
o For security, you or your authorized designee must provide your Social Security number and/or other identification information.
o    May be discontinued at any time as to some or all Owners.

We are not liable for following telephone transaction instructions we reasonably believe to be genuine.

         DELAY OF PAYMENTS

         We will usually pay any amounts requested as a full surrender or partial withdrawal from the Separate Account within 7 days after we receive your Written Notice. We can postpone such payments or any transfers out of a Subaccount if: (i) the NYSE is closed for other than customary weekend and holiday closings; (ii) trading on the NYSE is restricted; (iii) an emergency exists as determined by the SEC, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Separate Account; or (iv) the SEC permits delay for the protection of security holders. The applicable rules of the SEC will govern as to whether the conditions in (iii) or (iv) exist.

         We may defer payments of full surrenders or partial withdrawals from the Fixed Account for up to 6 months from the date we receive your Written Notice.

         BENEFICIARY

         You may change Policy Beneficiary(ies) (Owner's Beneficiary and Annuitant's Beneficiary) by sending Written Notice to us, unless the named Beneficiary is irrevocable. Once we record and acknowledge the change, it is effective as of the date you signed the Written Notice. The change will not apply to any payments made or other action taken by us before recording. If the named Beneficiary is irrevocable you may change the named Beneficiary only by Written Notice signed by both you and the Beneficiary. If more than one named Beneficiary is designated, and you fail to specify their interest, they will share equally.

         If there are joint Owners, the surviving joint Owner will be deemed the Owner's Beneficiary, and the Owner's Beneficiary named in the Policy application or subsequently changed will be deemed the contingent Owner's Beneficiary. If both joint Owners die simultaneously and, any death benefit payable because of an Owner's death will be paid to the contingent Owner's Beneficiary.

         If the Owner's Beneficiary is your surviving spouse, the spouse may elect either to receive the death benefit payable upon your death, in which case the Policy will terminate, or to continue the Policy in force with the spouse as Owner.

         If there is no named Owner's Beneficiary or Annuitant's Beneficiary, or either dies before you, then you are or your estate is the Beneficiary until you name a new Beneficiary. If you have either a named Annuitant's Beneficiary or Owner's Beneficiary, but not both, we will presume you intend the named person(s) or legal entity to serve both beneficiary roles. (If the Owner and Annuitant are the same person, there is only a need to name an Annuitant's Beneficiary.)

         The Owner's Beneficiary assumes ownership of the Policy upon the Owner's death, and also then receives distribution of Policy assets pursuant to federal tax requirements. The Annuitant's Beneficiary receives the death benefit payable upon the Annuitant's death. If the Owner and Annuitant are the same person, proceeds are paid to the Annuitant's Beneficiary.

         MINOR OWNER OR BENEFICIARY

         A minor may not own the Policy solely in the minor's name and cannot receive payments directly as a Policy Beneficiary. Contrary to common belief, in most states parental status does not automatically give parents the power to provide an adequate release to us to make beneficiary payments to the parent for the minor's benefit. A minor can "own" a Policy through the trustee of a trust established for the minor's benefit, or through the minor's named and court appointed guardian, who owns the Policy in his or her capacity as trustee or guardian. Where a minor is a named Beneficiary, we are able to pay the minor's beneficiary payments to the minor's trustee or guardian. Some states allow us to make such payments up to a limited amount directly to parents. Parents seeking to have a minor's interest made payable to them for the minor's benefit are encouraged to check with their local court to determine the process to be appointed as the minor's guardian; it is often a very simple process that can be accomplished without the assistance of an attorney. If there is no adult representative able to give us an adequate release for payment of the minor's beneficiary interest, we will retain the minor's interest on deposit until the minor attains the age of majority.

         POLICY CHANGES

         Any change to your Policy is only effective if on a form acceptable to us, and then only once it is received at our Service Office and recorded on our records. Information on how to contact us to determine what information is needed and where you can get various forms for Policy changes is shown on this Prospectus' first two pages and last page.

         POLICY TERMINATION

         We may treat any partial withdrawal that leaves a Cash Surrender Value of less than $1,000 as a complete surrender of the Policy. See this prospectus' POLICY DISTRIBUTIONS: Withdrawals section for more information.

POLICY DISTRIBUTIONS

         There are several ways to take all or part of your investment out of your Policy, both before and after the Annuity Date. Tax penalties may apply to amounts taken out of your Policy before the Annuity Date. Your Policy also provides a death benefit that may be paid upon the Annuitant's death prior to the Annuity Date. All or part of a death benefit may be taxable.

         WITHDRAWALS

         You may withdraw, by Written Notice, all or part of your Policy's Cash Surrender Value prior to the Annuity Date. Following a full surrender of the Policy, or at any time the Policy value is zero, all your rights in the Policy end. Total surrender requires you to return your Policy to us.

Withdrawals may be subject to:
     - Income Tax
     - Penalty Tax

         Withdrawal Rules
          o Withdrawals must be by Written Notice. A request for a systematic withdrawal plan must be on our form and must specify a date for the first payment, which must be the 1st through 28th day of the month.
          o    Minimum withdrawal is $250.
          o We may treat any partial withdrawal that leaves a Cash Surrender Value of less than $1,000 as a complete surrender of the Policy.
          o Withdrawal results in cancellation of Accumulation Units from each applicable Subaccount and deduction of Policy value from any Fixed Account option. If you do not specify which investment option(s) from which to take the withdrawal, it will be taken from each investment option in the proportion that the Policy value in each investment option bears to the total Policy value.
          o The total amount paid to you upon total surrender of the Policy (taking any prior partial withdrawals into account) may be less than the total premiums made, because we will deduct any charges owed but not yet paid, a premium tax charge may apply to withdrawals, and because you bear the investment risk for all amounts you allocate to the Separate Account.
          o Unless you give us Written Notice not to withhold taxes from a withdrawal, we must withhold 10% of the taxable amount withdrawn to be paid as a federal tax, as well as any amounts required by state laws to be withheld for state income taxes.

         ALIC and the Separate Account will allow facsimile request forms and signatures to be used for the purpose of a "Written Notice" authorizing withdrawals from your Policy. You may complete and execute a withdrawal form and send it to our Service Center fax number, 402-467-7335. We offer this method of withdrawal as a service to meet your needs when turnaround time is critical. However, by not requiring an original signature there is a greater possibility that unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge.

o        Systematic Withdrawal Plan
         The systematic withdrawal plan allows you to automatically withdraw payments of a pre-determined dollar amount or fixed percentage of Policy value from a specified investment option monthly, quarterly, semi-annually or annually. We can support and encourage your use of electronic fund transfer of systematic withdrawal plan payments to an account of yours that you specify to us. The fixed dollar amount of systematic withdrawals may be calculated in support of Internal Revenue Service minimum distribution requirements over the lifetime of the Annuitant. No systematic withdrawal may be established after the 28th of each month. Although this plan mimics annuity payments, each distribution is a withdrawal that may be taxable and subject to the charges and expenses described above; you may wish to consult a tax advisor before requesting this plan.

         DEATH BENEFITS

o        Annuitant's Death Benefit
         We will pay the Annuitant's death benefit after we receive Due Proof of Death of the Annuitant's death or as soon thereafter as we have sufficient information about the Annuitant's Beneficiary to make the payment. Death benefits may be paid pursuant to an annuity income option to the extent allowed by applicable law and any settlement agreement in effect at the Annuitant's death. If the Annuitant's Beneficiary does not make an annuity income option election within 60 days of our receipt of Due Proof of Death, we will issue a lump-sum payment to the Annuitant's Beneficiary. We will deduct any applicable premium tax not previously deducted from the death benefit payable.

An Annuitant's death benefit is payable upon:
    -   Your Policy being in force;
    -   Receipt of Due Proof of Death of the Annuitant's death;
    -   Election of an annuity income option; and
    - Proof that the Annuitant died before any annuity payments begin. "Due Proof of Death" is a certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to us.

         Upon the last surviving Annuitant's death before the Annuity Date, the Policy will end, and we will pay a death benefit to the named Annuitant's Beneficiary. The death benefit equals the larger of:
          - your Policy value on the later of the date we receive Due Proof of Death or an annuity payout option election less any charge for applicable premium taxes; or
          -    the sum of net premiums, less partial withdrawals.

         If you, a joint Owner, or the last surviving Annuitant dies on or after the Annuity Date and before all proceeds have been paid, no death benefit is payable, but any remaining proceeds will be paid to the designated annuity benefit payee based on the annuity income option in effect at the time of death.

         In most cases, when death benefit proceeds are paid in a lump sum, we will pay the death benefit proceeds by establishing an interest bearing account for the beneficiary, in the amount of the death benefit proceeds payable. The same interest rate schedule and other account terms will apply to all beneficiary accounts in place at any given time. We will send the beneficiary a checkbook within 7 days after we receive all the required documents, and the beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit proceeds payable. The account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the general account.

o        IRS Required Distribution Upon Death of Owner

         Upon the Owner's death, the Owner's Beneficiary becomes the new Policy Owner and can determine how to distribute Policy value pursuant to IRS requirements. Until a distribution election is made, the Owner's Beneficiary controls Policy value (right to make transfers, etc.). Federal law requires that if your Policy is tax non-qualified and you, the Owner, die before the Annuity Date, then the entire value of your Policy must be distributed within 5 years of your death. The 5-year rule does not apply to that portion of the proceeds which
(a) is for the
benefit of an individual Owner's Beneficiary; and (b) will be paid over the lifetime or the life expectancy of that Owner's Beneficiary as long as payments begin not later than one year after the date of your death. Special rules may apply to your surviving spouse. The Statement of Additional Information has a more detailed description of these rules. Other required distribution rules apply to tax-qualified Policies and are described in this prospectus' Appendix B.

         If an Owner of the Policy is a corporation, trust or other non-individual, we treat the primary Annuitant as an Owner for purposes of the IRS required distribution. The "primary Annuitant" is that individual whose life affects the timing or the amount of any death benefit paid under the Policy. A change in the primary Annuitant will be treated as the death of an Owner.

         ANNUITY INCOME BENEFITS

         A primary function of an annuity contract, like this Policy, is to provide annuity payments to the Annuitant. The level of annuity payments is determined by your Policy value, the Annuitant's sex (except where prohibited by law) and age, and the annuity income option selected. All or part of your Policy Cash Surrender Value may be placed under one or more annuity income options.

Annuity payments:
    - require investments to be allocated to our general account, so are not variable.
    -  may be taxable and, if premature, subject to a tax penalty.

         Annuity payments must be made to individuals receiving payments on their own behalf, unless otherwise agreed to by us. Any annuity income option is only effective once we acknowledge it. We may require initial and ongoing proof of the Owner's or Annuitant's age or survival. Unless you specify otherwise, the payee is the Annuitant.

         Payments under the annuity income options are fixed annuity payments based on a fixed rate of interest at or higher than the minimum effective annual rate which is guaranteed to yield 3% on an annual basis. We have sole discretion whether or not to pay a higher interest rate for annuity income options 1, 2, or 3 (see below). Current immediate annuity rates for options 4 or 5 for the same class of annuities are used if higher than the guaranteed amounts (guaranteed amounts are based upon the tables contained in the Policy). The guaranteed amounts are based on the 1983 Table "a" Individual Annuity Table projected 17 years, and an interest rate which is guaranteed to yield 3 % on an annual basis. Current interest rates, and further information, may be obtained from us. The amount of each fixed annuity payment is set and begins on the Annuity Date, and does not change.

o        When Annuity Income Payments Begin
         You select the Annuity Date by completing an election form that you can request from us at any time. This date may not be any earlier than the fifth Policy Anniversary. If you do not specify a date, the Annuity Date will be the later of the Policy Anniversary nearest the Annuitant's 85th birthday or the fifth Policy Anniversary. Tax-qualified Policies may require an earlier Annuity Date. You may change this date by sending Written Notice for our receipt at least 30 days before the then current Annuity Date.

o        Selecting an Annuity Income Option
         You choose the annuity income option by completing an election form that you can request from us at any time. You may change your selection during your life by sending Written Notice for our receipt at least 30 days before the date annuity payments are scheduled to begin. If no selection is made by then, we will apply the Policy Cash Surrender Value to make annuity payments under annuity income option 4 providing lifetime income payments.

The longer the guaranteed or projected annuity income option period, the lower the amount of each annuity payment.

         If the Annuitant dies before the Annuity Date (and the Policy is in force), the Annuitant's Beneficiary may elect to receive the death benefit under one of the annuity income options (unless applicable law or a settlement agreement dictate otherwise).

o        Annuity Income Options
         Once fixed annuity payments under an annuity income option begin, they cannot be changed. (We may allow the Annuitant or Beneficiary to transfer amounts applied under options 1, 2 or 3 to option 4, 5 or 6 after the Annuity Date. However, we reserve the right to discontinue this practice.) When the Annuitant or Owner dies, we will pay any unpaid guaranteed payments to the payee's beneficiary. Upon the last payee's death, we will pay any unpaid guaranteed payments to that payee's estate.

         Note: Unless you elect an annuity income option with a guaranteed period or option 1, it is possible that only one annuity payment would be made under the annuity payout option if the Annuitant dies before the due date of the second annuity payment, only two annuity payments would be made if the Annuitant died before the due date of the third annuity payment, etc.

         Part or all of any annuity payment may be taxable as ordinary income. If, at the time annuity payments begin, you have not given us Written Notice to not withhold federal income taxes, we must by law withhold such taxes from the taxable portion of each annuity payment and remit it to the Internal Revenue Service. (Withholding is mandatory for certain tax-qualified Policies.)

         We may pay your Policy proceeds to you in one sum if they are less than $1,000, or when the annuity income option chosen would result in periodic payments of less than $20. If any annuity payment would be or becomes less than $20, we also have the right to change the frequency of payments to an interval that will result in payments of at least $20. In no event will we make payments under an annuity option less frequently than annually.

         The annuity income options are:

(1) Interest Payment. While proceeds remain on deposit, we annually credit interest to the proceeds. The interest may be paid to the payee or added to the amount on deposit.

(2) Designated Amount Annuity. Proceeds are paid in monthly installments of a specified amount over at least a 5-year period until proceeds, with interest, have been fully paid.

(3) Designated Period Annuity. Proceeds are paid in monthly installments for the specified period chosen. Monthly incomes for each $1,000 of proceeds, which include interest, are illustrated by a table in the Policy.

(4) Lifetime Income Annuity. Proceeds are paid as monthly income during the Annuitant's life. Variations provide for guaranteed payments for a period of time.

(5) Joint and Last Survivor Lifetime Income Annuity. Proceeds are paid as monthly income during the joint Annuitants' lives and until the last of them dies.

(6)  Lump Sum. Proceeds are paid in one sum.

FEDERAL INCOME TAX MATTERS

         This discussion of how federal income tax laws may affect investment in your variable annuity is based on our understanding of current laws as interpreted by the Internal Revenue Service ("IRS"). It is NOT intended as tax advice. All information is subject to change without notice. We make no attempt to review any state or local laws, or to address estate or inheritance laws or other tax consequences of annuity ownership or receipt of distributions. You should consult a competent tax adviser to learn how tax laws apply to your annuity interests.

         Section 72 of the Internal Revenue Code of 1986, as amended, (the "Code") governs taxation of annuities in general and Code Section 817 provides rules regarding the tax treatment of variable annuities. Other Code sections may also impact taxation of your variable annuity investment and/or earnings.

o        Taxation of Annuity Payments
         Earnings from a variable annuity are taxable only upon withdrawal and are treated as ordinary income. Generally, the Code provides for the return of your investment in an annuity policy in equal tax-free amounts over the annuity payout period. Fixed annuity payment amounts may be excluded from taxable income based on the ratio of the investment in the Policy to the total expected value of annuity payments. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Policy by the total number of expected payments. The balance of each payment is taxable income. After you recover your investment in the Policy, any payment you receive is fully taxable. (If a variable payment is less than the excludable amount you should contact your tax adviser to determine how to report any investment not recovered.) The taxable portion of any annuity payment is taxed at ordinary income tax rates.
o        Taxation of Death Proceeds
         A death benefit paid under the Policy is taxable to the beneficiary. The rules on taxation of an annuity apply. Estate taxes may also apply, even if all or a portion of the benefit is subject to federal income taxes. To be treated as an annuity, a Policy must provide that: (1) if an annuitant dies: (a) on or after the annuity starting date, and (b) before the entire interest in the Policy is distributed, the balance will be distributed at least as rapidly as under the method being used at the date of death, and (2) if the annuitant dies before the annuity starting date, the entire interest must be distributed within five years of death. If distributed in a lump sum, the death benefit amount is taxed in the same manner as a full withdrawal. If the beneficiary is the surviving spouse of the annuitant, then the surviving spouse is considered the annuitant, making it possible to continue deferring taxes on the accrued and future income of the Policy until payments are made to the surviving spouse.
o        Taxation of Withdrawals
         Withdrawals that exceed aggregate premiums are treated as coming first from the earnings, then, only after the income portion is exhausted, as coming from principal. Withdrawn earnings are included in gross income.

Periodic Withdrawals
         Periodic withdrawals are a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and the beneficiary. Although periodic withdrawals are subject to federal income taxation, they are not subject to the 10% federal tax penalty that applies to non-periodic withdrawals.

Non-Periodic Withdrawals
         If you make a non-periodic withdrawal, not only is the income portion of such a distribution subject to federal income taxation, but a 10% penalty usually applies. However, the penalty does not apply to distributions:
          o    after the taxpayer reaches age 59 1/2;
          o    upon the death of the owner;
          o    if the taxpayer is defined as totally disabled;
          o    as a periodic withdrawal, as described above;
          o    under an immediate annuity; or
          o    under certain other limited circumstances.

o        Tax Treatment of Assignments and Transfers
         An assignment or pledge of a Policy may have tax consequences, and may also be prohibited by the Code (particularly for tax-qualified plans) and ERISA in some circumstances. Therefore, you should consult a competent tax adviser if you wish to assign or pledge your Policy. Policies issued for non-qualified plans generally use premiums as the cost basis, while contracts issued in connection with qualified plans may have no cost basis. The taxable portion of a withdrawal is taxed at ordinary income tax rates. Tax penalties may also apply.

         Generally, Policies issued pursuant to qualified plans are not transferable except upon surrender or annuitization. Various withdrawal penalties, excise taxes and restrictions may apply to contributions or distributions made in violation of applicable limitations.

o        Tax Benefits During Accumulation Period
         An important feature of variable annuities is tax-deferred treatment of earnings during the accumulation phase. An individual owner is not taxed on increases in the value of a Policy until a distribution occurs, either in the form of a single sum payment or as annuity payments under the settlement option selected.

o        Tax Treatments by Type of Owner
         A Policy held by an entity other than a natural person, such as a corporation, estate or trust, usually is not treated as an annuity for federal income tax purposes. The income on such a Policy is taxable in the year received or accrued by the owner. However, this rule does not apply if the owner is acting as an agent for an individual or is an estate that acquired the Policy as a result of the death of the decedent. Nor does it apply if the Policy is held by certain qualified plans, is held pursuant to a qualified funding trust (structured settlement plan), or if an employer purchased the Policy under a terminated qualified plan. You should consult your tax adviser before purchasing a Policy to be owned by a non-natural person.

o        Annuity Used to Fund Qualified Plan
         The Policy is designed for use with various qualified plans. The Policy will not provide additional tax deferral benefits if it is used to fund a tax-deferred qualified plan. However, Policy features and benefits other than tax deferral may make it an appropriate investment for a qualified plan. Tax rules for qualified plans are very complex and vary according to the type and terms of the plan, as well as individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Policy issued under a qualified plan. Owners, annuitants and beneficiaries should seek competent financial advice about the tax consequences of Policy distributions.

         The income on tax sheltered annuity (TSA) and individual retirement annuity (IRA) investments is tax deferred; therefore, any income on variable annuities held by such plans does not receive an additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity as a TSA or IRA. Tax qualified annuities may be purchased as investments for:
     o    Tax Sheltered Annuities, Code Section 403(b);
     o    Individual Retirement Annuities (IRAs), Code Section 408(b);
     o    Simplified Employee Pension (SEP IRA), Code Section 408(k);
     o Savings Incentive Match Plans for Employees (SIMPLE IRA), Code Section 408(p); and
     o    Roth IRAs, Code Section 408A.
The Company reserves the right to limit the availability of the Policy for use with any of the plans listed above or to modify the Policy to conform to tax requirements. Some retirement plans are subject to requirements that we have not incorporated into our administrative procedures. Unless we specifically consent, we are not bound by plan requirements to the extent that they conflict with the terms of the Policy

o        Tax Impact on Account Value

         Certain Policy credits are treated as taxable "earnings" and not "investments" for tax purposes. Taxable earnings are considered paid out first, followed by the return of your premiums (investment amounts). In addition, taxation order generally considers the last premium withdrawn first ("last-in, first-out").

MISCELLANEOUS

         ABOUT OUR COMPANY

         Ameritas Life Insurance Corp. ("Ameritas") issues the Policy described in this prospectus and is responsible for providing each Policy's insurance and annuity benefits. We are a mutual life insurance company organized under the insurance laws of the State of Nebraska - Nebraska's first insurance company - in business since 1887. We are engaged in the business of issuing individual life insurance, annuities and group dental and vision insurance, retirement plans and 401(k) plans throughout the United States, except the State of New York. We are an indirect wholly owned subsidiary of UNIFI Mutual Holding Company. Our address is 5900 "O" Street, Lincoln, Nebraska, 68510. (See the TABLE OF CONTENTS page of this prospectus, or the cover page or last page for information on how to contact us.)

          DISTRIBUTION OF THE POLICIES

         Ameritas Investment Corp. ("AIC"), 5900 "O" Street, Lincoln, Nebraska 68510, an indirect majority-owned subsidiary of UNIFI Mutual Holding Company, our ultimate parent company, is the principal underwriter of the Policies. AIC enters into contracts with various broker-dealers ("Distributors") to distribute Policies. All persons selling the Policy will be registered representatives of the Distributors, and will also be licensed as insurance agents to sell variable insurance products. AIC is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the the NASD. There is no premium load to cover sales and distribution expenses. All compensation or expense reimbursement received by AIC for serving as principal underwriter of the Policies will be paid by us from our other assets or surplus in our general account, which may include profits derived from mortality and expense risk charges and other charges made under the Policies. Policies can be purchased directly from us through our direct consumer services, with salaried employees who are registered representatives of AIC and who will not receive compensation related to the purchase.

         The Policies are also sold by individuals who are registered representatives of AIC or other broker-dealers. In these situations, we may pay AIC at a rate of up to 0.05% of all premium received, and other broker-dealers at a rate of up to 0.50% of premium plus an asset based administrative compensation of 0.10% (annualized).

         VOTING RIGHTS

         As required by law, we will vote the Subaccount shares in the underlying portfolios at regular and special shareholder meetings of the series funds pursuant to instructions received from persons having voting interests in the underlying portfolios. The underlying portfolios may not hold routine annual shareholder meetings.

         If you send us written voting instructions, we will follow your instructions in voting the Portfolio shares attributable to your Policy. If you do not send us written instructions, we will vote the shares attributable to your Policy in the same proportions as we vote the shares for which we have received instructions from other Policy Owners. We will vote shares that we hold in the same proportions as we vote the shares for which we have received instructions from other Policy Owners. We will vote shares that we hold in the same proportions as we vote the shares for which we have received instructions from other Policy Owners. It is possible that a small number of Policy owners can determine the outcome of a voting proposal.


         LEGAL PROCEEDINGS

         As of the date of this Prospectus, there are no proceedings affecting the Separate Account, or that are material in relation to our total assets.

APPENDIX A: Accumulation Unit Values

         The following table shows Accumulation Unit values at the beginning and end of the periods indicated and the number of Accumulation Units outstanding for each Subaccount variable investment option portfolio at the end of the periods indicated. The financial statements of the Subaccounts can be found in the Statement of Additional Information. (See the cover and back page to learn how to get a copy of the Statement of Additional Information.)

-------------------------------------------------- -------- ---------------- ----------------- -----------------------
                                                                                                     Number (#) of
                                                                                Value ($) at       Accumulation Units
     Subaccount (date Subaccount was added           Year     Value($) at       End of Year          At End of Year
               to the Policy)                                   Inception       December 31           (December 31)
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
AIM FUNDS
   AIM V. I. Financial Services - Series I          2001          12.85               12.430                1,489
      (05/01/2001)                                  2002                              10.520                1,877
                                                    2003                              13.558                5,048
                                                    2004                              14.654                5,630
                                                    2005                              15.435                7,314
   AIM V. I. Global Health Care Sciences -          2001          17.78               18.199                5,716
      Series I    (05/01/2001)                      2002                              13.674                5,381
                                                    2003                              17.378               10,701
                                                    2004                              18.591                6,295
                                                    2005                              19.996                5,503
   AIM V. I. Technology - Series I (05/01/2001)     2001          21.57               15.317                5,212
                                                    2002                               8.097                2,286
                                                    2003                              11.701                5,429
                                                    2004                              12.175                9,651
                                                    2005                              12.372               16,526
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
AMERITAS PORTFOLIOS - Subadvisor
   Ameritas Income and Growth - Alger (11/18/2005)  2005           13.03              13.199                10,870
   Ameritas Index 500 - State Street (05/01/2000)   2000          167.46             150.698                 2,357
                                                    2001                             131.170                 1,515
                                                    2002                             101.365                 1,534
                                                    2003                             129.284                25,365
                                                    2004                             142.083                 9,825
                                                    2005                             147.775                 3,833
   Ameritas MidCap Growth - Alger (05/01/2000)      2000           36.52              35.315                 2,708
                                                    2001                              32.515                   579
                                                    2002                              22.666                 1,355
                                                    2003                              33.205                 9,539
                                                    2004                              37.448                 9,506
                                                    2005                              41.442                 8,161
   Ameritas Small Capitalization - Eagle            2000           56.27              40.420                     0
(05/01/2000)                                        2001                              29.298                   787
                                                    2002                              18.867                 5,937
                                                    2003                              26.062                 3,543
                                                    2004                              26.526                 5,844
                                                    2005                              27.074                 1,467
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
CALVERT PORTFOLIOS
   CVS Social Balanced (05/01/2000)                 2000            2.18               2.093                 7,016
                                                    2001                               1.935                24,259
                                                    2002                               1.691                81,158
                                                    2003                               2.006               114,772
                                                    2004                               2.160               183,833
                                                    2005                               2.270               198,390
   CVS Social International Equity (05/01/2000)     2000           23.95              21.191                   147
                                                    2001                              14.558                 1,512
                                                    2002                              12.307                 1,725
                                                    2003                              16.118                 3,234
                                                    2004                              18.908                26,277
                                                    2005                              20.673                29,441
   CVS Social Mid Cap Growth (05/01/2000)           2000           32.04              31.030                     0
                                                    2001                              27.132                 1,230
                                                    2002                              19.367                 5,840
                                                    2003                              25.364                 5,847
                                                    2004                              27.579                 6,369
                                                    2005                              27.543                 7,368
   CVS Social Small Cap Growth (05/01/2000)         2000           14.66              13.580                     0
                                                    2001                              15.052                   509
                                                    2002                              11.594                 4,501
                                                    2003                              16.094                 8,914
                                                    2004                              17.680                 8,062
                                                    2005                              15.971                 5,121
-------------------------------------------------- -------- ---------------- ----------------- -----------------------


                                     -A:1-

-------------------------------------------------- -------- ---------------- ----------------- -----------------------
                                                                                                     Number (#) of
                                                                                Value ($) at       Accumulation Units
     Subaccount (date Subaccount was added           Year     Value($) at       End of Year          At End of Year
               to the Policy)                                   Inception       December 31           (December 31)
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
DWS SCUDDER
   DWS Small Cap Index VIP Class A (05/01/2000)     2000           11.92              11.159                   292
                                                    2001                              11.332                 1,552
                                                    2002                               8.949                14,641
                                                    2003                              13.032                25,279
                                                    2004                              15.263                71,810
                                                    2005                              15.826                87,077
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
FIDELITY
   VIP Contrafund(R): Service Class (05/01/2000)    2000           25.40              23.567                 1,139
                                                    2001                              20.526                 3,550
                                                    2002                              18.490                 8,659
                                                    2003                              23.604                29,564
                                                    2004                              27.075                44,592
                                                    2005                              31.464               105,776
   VIP High Income: Service Class (05/01/2000)      2000           10.05               8.150                     0
                                                    2001                               6.380                     0
                                                    2002                               5.904               288,530
                                                    2003                               7.456               816,096
                                                    2004                               8.117               997,681
                                                    2005                               8.277               950,658
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
   VIP Investment Grade Bond: Initial Class         2000           11.50              12.541                 1,305
      (05/01/2000)                                  2001                              13.581                 5,292
                                                    2002                              14.904                22,324
                                                    2003                              15.594                 9,808
                                                    2004                              16.200                57,536
                                                    2005                              16.464                78,410
   VIP Mid Cap: Service Class (05/01/2000)          2000           18.02              20.219                10,024
                                                    2001                              19.419                13,942
                                                    2002                              17.402                17,011
                                                    2003                              23.975                28,061
                                                    2004                              29.751               263,270
                                                    2005                              34.975               170,540
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
NEUBERGER BERMAN
   AMT Balanced (01/22/1997)                        1997           16.57              18.892                11,464
                                                    1998                              21.036                15,849
                                                    1999                              27.889                 6,962
                                                    2000                              26.421                 6,429
                                                    2001                              22.750                 6,677
                                                    2002                              18.745                 5,726
                                                    2003                              21.677                 6,263
                                                    2004                              23.565                38,806
                                                    2005                              25.589                19,254
   AMT Growth (01/22/1997)                          1997           27.51              30.355                 2,405
                                                    1998                              34.807                 4,829
                                                    1999                              51.574                 4,428
                                                    2000                              45.560                 6,001
                                                    2001                              31.532                 6,120
                                                    2002                              21.586                 7,445
                                                    2003                              28.210                 5,083
                                                    2004                              32.713                 9,741
                                                    2005                              36.926                 6,346
   AMT Limited Maturity Bond (01/22/1997)           1997           14.08              14.899                33,642
                                                    1998                              15.437                76,589
                                                    1999                              15.549                22,169
                                                    2000                              16.481                21,626
                                                    2001                              17.818                11,857
                                                    2002                              18.667                 5,653
                                                    2003                              19.014                15,429
                                                    2004                              19.058                15,003
                                                    2005                              19.227                18,688
   AMT Partners (01/22/1997)                        1997           17.31              20.480                28,567
                                                    1998                              21.182                52,142
                                                    1999                              22.574                40,952
                                                    2000                              22.565                27,205
                                                    2001                              21.792                26,791
                                                    2002                              16.440                24,552
                                                    2003                              22.088                23,147
                                                    2004                              26.135                23,615
                                                    2005                              30.683                41,916
-------------------------------------------------- -------- ---------------- ----------------- -----------------------

                                     -A:2-

-------------------------------------------------- -------- ---------------- ----------------- -----------------------
                                                                                                     Number (#) of
                                                                                Value ($) at       Accumulation Units
     Subaccount (date Subaccount was added           Year     Value($) at       End of Year          At End of Year
               to the Policy)                                   Inception       December 31           (December 31)
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
RYDEX
   Government Long Bond Advantage (05/01/1999)      1999           11.83              10.170                     0
                                                    2000                              12.101                19,736
                                                    2001                              12.034                 5,690
                                                    2002                              14.200                23,309
                                                    2003                              14.034                 2,057
                                                    2004                              15.131                 1,825
                                                    2005                              16.210                30,759
   Inverse S&P 500 (05/01/1999)                     1999            5.71               5.347                 1,087
                                                    2000                               6.189                 4,136
                                                    2001                               7.074                 9,659
                                                    2002                               8.558                27,540
                                                    2003                               6.499                19,281
                                                    2004                               5.803                36,374
                                                    2005                               5.727               155,132
   Nova (05/01/1999)                                1999           17.92              18.547                25,185
                                                    2000                              14.675                35,055
                                                    2001                              11.145                28,887
                                                    2002                               7.123                23,593
                                                    2003                               9.861                70,894
                                                    2004                              11.241               880,971
                                                    2005                              11.623               430,560
   OTC (05/01/1999)                                 1999           22.87              39.299                49,403
                                                    2000                              24.107                29,501
                                                    2001                              15.529                35,649
                                                    2002                               9.442                36,498
                                                    2003                              13.656                56,178
                                                    2004                              14.851               279,555
                                                    2005                              14.934               317,244
   Precious Metals (05/01/1999)                     1999            6.59               5.425                 7,344
                                                    2000                               4.273                53,816
                                                    2001                               4.798                60,964
                                                    2002                               6.947               115,606
                                                    2003                               9.736               162,986
                                                    2004                               8.306               140,385
                                                    2005                               9.986               142,403
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
THIRD AVENUE
   Third Avenue Value (05/01/2001)                  2001          16.50               17.228               10,041
                                                    2002                              15.296               13,798
                                                    2003                              21.684               62,363
                                                    2004                              25.855              168,797
                                                    2005                              29.475              281,122
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
VANGUARD
   VIF Diversified Value (05/01/2001)               2001          11.36               10.638                3,188
                                                    2002                               9.073                4,864
                                                    2003                              11.832               23,492
                                                    2004                              14.175              153,437
                                                    2005                              15.171              209,072
   VIF Equity Income (05/01/2001)                   2001          20.48               19.723                  750
                                                    2002                              16.915                4,147
                                                    2003                              20.934               18,830
                                                    2004                              23.592               60,232
                                                    2005                              24.434               92,040
   VIF Equity Index (05/01/2001)                    2001          32.71               29.809                9,766
                                                    2002                              23.092               12,556
                                                    2003                              29.504               63,356
                                                    2004                              32.512               53,526
                                                    2005                              33.885               64,640
   VIF Growth (05/01/2001)                          2001          17.12               14.321                1,154
                                                    2002                               9.130                2,088
                                                    2003                              11.453                5,120
                                                    2004                              12.216               19,449
                                                    2005                              13.545               59,467
   VIF High Yield Bond (05/01/2001)                 2001           8.66                8.561                7,003
                                                    2002                               8.646               15,464
                                                    2003                              10.049               58,993
                                                    2004                              10.846               85,431
                                                    2005                              11.083              149,261
   VIF International (05/01/2001)                   2001          14.16               12.324                3,450
                                                    2002                              10.140               14,952
                                                    2003                              13.602               42,822
                                                    2004                              16.155              120,638
                                                    2005                              18.687              271,276
   VIF Mid-Cap Index (05/01/2001)                   2001          13.28               13.210                4,502
                                                    2002                              11.214                4,869
                                                    2003                              14.951               33,814
                                                    2004                              17.890               45,218
                                                    2005                              20.279               50,389
-------------------------------------------------- -------- ---------------- ----------------- -----------------------

                                     -A:3-

-------------------------------------------------- -------- ---------------- ----------------- -----------------------
                                                                                                     Number (#) of
                                                                                Value ($) at       Accumulation Units
     Subaccount (date Subaccount was added           Year     Value($) at       End of Year          At End of Year
               to the Policy)                                   Inception       December 31           (December 31)
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
   VIF Money Market (05/01/2001)                    2001           1.00                1.017            3,747,844
                                                    2002                               1.029           12,311,291
                                                    2003                               1.034           15,664,418
                                                    2004                               1.041           16,560,178
                                                    2005                               1.069           18,042,799
   VIF REIT Index (05/01/2001)                      2001          11.84               13.001                1,754
                                                    2002                              13.388                9,441
                                                    2003                              18.039              242,740
                                                    2004                              23.414               86,135
                                                    2005                              26.043               57,024
   VIF Small Company Growth (05/01/2001)            2001          15.47               16.384               14,257
                                                    2002                              12.379               11,914
                                                    2003                              17.369               25,276
                                                    2004                              19.916               30,773
                                                    2005                              21.047               44,370
   VIF Total Bond Market Index (05/01/2001)         2001          10.75               11.252                6,720
                                                    2002                              12.121               17,899
                                                    2003                              12.540               20,081
                                                    2004                              12.995                57,32
                                                    2005                              13.235              168,089
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
WELLS FARGO
   Advantage VT Discovery Fund (04/08/2005)         1997          10.69               12.888                 1,460
                                                    1998                              16.461                13,361
                                                    1999                              31.028                24,538
                                                    2000                              26.224                27,487
                                                    2001                              18.042                20,680
                                                    2002                              11.205                17,206
                                                    2003                              14.956                10,118
                                                    2004                              17.724                16,750
                                                    2005                              14.283                16,959
   Advantage VT Opportunity Fund (04/08/2005)       1997           19.62              23.979                 1,876
                                                    1998                              27.024                20,379
                                                    1999                              36.187                19,783
                                                    2000                              38.288                23,216
                                                    2001                              36.643                24,908
                                                    2002                              26.668                22,278
                                                    2003                              36.339                16,729
                                                    2004                              42.725                20,682
                                                    2005                              45.842                17,405
-------------------------------------------------- -------- ---------------- ----------------- -----------------------

                                     -A:4-

APPENDIX B: Tax-Qualified Plan Disclosures

   -------------------------------------- --------------------------------------
   DISCLOSURE SUMMARY                     For annuity policies issued as a:
                                          |   Regular IRA
   AMERITAS LIFE INSURANCE CORP.          |   SEP IRA
                                          |   SIMPLE IRA
                                          |   Roth IRA
   -------------------------------------- --------------------------------------

The Internal Revenue Service (IRS) requires us to provide you this disclosure statement. This Disclosure Statement explains the rules governing your Individual Retirement Account (IRA). The disclosure reflects our current understanding of the law, but for personal tax advice you should consult a lawyer or other licensed tax expert to learn how the applicable tax laws apply to your situation. This Disclosure Summary is NOT intended as, nor does it constitute, legal or tax advice. For further information about IRAs, contact any district office of the IRS, or consult IRS Publication 590: Individual Retirement Arrangements.

If you have any questions about your Policy, please contact us at the address and telephone number shown below.

YOUR RIGHT TO CANCEL

You may cancel your IRA within seven days after the date you receive this disclosure statement. To revoke your plan and receive a refund for the amount paid for your IRA, you must send a signed and dated written notice to cancel your Policy no later than the seventh day after issuance to us at:

                          Ameritas Life Insurance Corp.
                   Service Center, Attn: Annuity Service Team
                                 P.O. Box 82550
                                Lincoln, NE 68501
                            Telephone 1-800-745-1112

Your revocation will be effective on the date of the postmark (or certification or registration, if applicable), if sent by United States mail, properly addressed and by first class postage prepaid. After seven days following receipt of this Disclosure Statement, you cannot cancel.

PROVISIONS OF IRA LAW

This disclosure is applicable when our variable annuity policy is used for a Regular IRA, Spousal IRA, Rollover IRA, or a Roth IRA. Additionally, this disclosure provides basic information for when our variable annuity policy is used for a Simplified Employee Pension (SEP)-IRA, or Savings Incentive Match Plan for Employees (SIMPLE)-IRA. A separate policy must be purchased for each individual under each arrangement/plan. While Internal Revenue Code ("IRC") provisions for IRAs are similar for all such arrangements/plans, certain differences are set forth below.

REGULAR IRA

Eligibility
You are eligible to establish a Regular IRA if you are younger than age 70 1/2 and if, at any time during the year, you are an employee or self-employed and receive compensation or earned income that is includible in your gross income. Your spouse may also establish a "spousal IRA" that you may contribute to out of your compensation or earned income for any year before the year in which your spouse reaches age 70 1/2. To contribute to a spousal IRA, you and your spouse must file a joint tax return for the taxable year.

Additionally, regardless of your age, you may transfer funds from another IRA or certain qualified plans to a "Rollover IRA", which is described below.

Annual Contribution Limits
You may make annual contributions to a Regular IRA of up to the Annual Contribution Limit ($4,000 for 2005 through 2007, and $5,000 in 2008 and after), or 100% of your earned income or compensation, whichever is less. If you are age 50 or older, the Annual Contribution Limits are increased by $500 per year through 2005 and $1,000 per year thereafter, so long as your earned income or compensation is greater than the Annual Contribution Limit. Beginning in 2009, the Annual Contribution Limits will be increased by the IRS to reflect inflation.

If you and your spouse both work and have compensation that is includible in your gross income, each of you can annually contribute to a separate Regular IRA up to the lesser of the Annual Contribution Limit or 100% of your compensation or earned income. However, if one spouse earns less than the Annual Contribution limit, but both spouses together earn at least twice the Annual Contribution Limit, it may be advantageous to use the spousal IRA. The total contributions to both IRAs may not exceed the lesser of twice the Annual Contribution Limit or 100% of you and your spouse's combined compensation or earned income.

The combined limit on contributions to both Regular and Roth IRAs for a single calendar year for you may not exceed the Annual Contribution Limit (or twice the Annual Contribution Limit for a couple filing jointly).

                                     -B:1-

Distributions from another IRA or certain other qualified plans may be "rolled over" into a Regular IRA and such rollover contributions are not limited by this annual maximum.

Contributions must be made by the due date, not including extensions, for filing your tax return. A contribution made between January 1 and the filing due date for your return must be submitted with written direction that it is being made for the prior tax year or it will be treated as made for the current tax year.

The amount of permissible contributions may or may not be tax-deductible depending on whether you are an active participant in an employer sponsored retirement plan and whether your adjusted gross income ("AGI") is above the phase-out level.

Deductibility of Contributions
Contributions made for the tax year are fully deductible if neither you nor your spouse (if married) is an active participant in an employer-sponsored retirement plan (including qualified pension, profit sharing, stock bonus, 401(k), or 403(b) plans, SEP plans, SIMPLE IRA, SIMPLE 401(k) plans, and certain governmental plans for any part of such year.

If you are an active participant in an employer sponsored requirement plan you may make deductible contributions if your Adjusted Gross Income (AGI) is below a threshold level of income. For single taxpayers and married taxpayers (who are filing jointly and are both active participants) the available deduction is reduced proportionately over a phaseout range. If you are married and an active participant in an employer retirement plan, but file a separate tax return from your spouse, your deduction is phased out between $0 and $10,000 of AGI.

Active participants with income above the phaseout range are not entitled to an IRA deduction. The phaseout limits are scheduled to increase as follows:

       Married Filing Jointly  Single/Head of Household
Year          AGI                     AGI
----
2005     $70,000 - $  80,000     $50,000 - $60,000
2006     $75,000 - $  85,000     $50,000 - $60,000
2007+    $80,000 - $ 100,000     $50,000 - $60,000

If you are not an active participant in an employer sponsored plan, but your spouse is an active participant, you may take a full deduction for your IRA contribution (other than to a Roth IRA) if your AGI is below $150,000; if you are not an active participant but your spouse is, the maximum deductible contribution for you is phased out at AGIs between $150,000 and $160,000.

Even if you will not be able to deduct the full amount of your Regular IRA contribution, you can still contribute up to the Annual Contribution Limit with all or part of the contribution being non-deductible. The combined total must not exceed your Annual Contribution Limit. Any earnings on all your Regular IRA contributions accumulate tax-free until you withdraw them.

Excess Contributions
If you contribute in excess of the maximum contribution limit allowed in any year, the excess contribution could be subject to a 6% excise tax. The excess is taxed in the year the excess contribution is made and each year that the excess remains in your Regular IRA.

If you should contribute more than the maximum amount allowed, you can eliminate the excess contribution as follows:

     You may withdraw the excess contribution and net earnings attributable to it before the due date for filing your federal income tax in the year the excess contribution was made. Any earnings so distributed will be taxable in the year for which the contribution was made and may be subject to the 10% premature distribution tax.
     If you elect not to withdraw an excess contribution, you may apply the excess against the contribution limits in a later year. This is allowed to the extent you under-contribute in the later year. The 6% excise tax will be imposed in the year you make the excess contribution and each subsequent year, until eliminated. To the extent an excess contribution is absorbed in a subsequent year by contributing less than the maximum deduction allowable for that year, the amount absorbed will be deductible in the year applied (provided you are eligible to take a deduction).

Distributions From Your Regular IRA During Your Life
You may take distributions from your Regular IRA at any time. However, there is a 10% premature distribution tax on the amount includible in your gross income distributed prior to you attaining age 59 1/2, unless: (1) the distributions made to a beneficiary on or after the owner's death; (2) distribution is made because of your death or permanent disability; (3) the distribution is part of a series of substantially equal periodic payments (made at least annually) that do not exceed your life expectancy or the life expectancy of you and your designated beneficiary; (4) the distribution is made for medical expenses which exceed 7.5% of your adjusted gross income; (5) the distribution is made to purchase health insurance for the individual and/or his or her spouse and dependents if he or she: (a) has received unemployment compensation for 12 consecutive weeks or more; (b) the distributions are made during the tax year that the unemployment compensation is paid or the following tax year; and (c) the individual has not been re-employed for 60 days or more; (6) the distribution is made for certain qualified higher education expenses of the taxpayer, the taxpayer's spouse, or any child or grandchild of the taxpayer or the taxpayer's spouse; (7) the distribution is made for the qualified first-time home buyer expenses (up to a lifetime maximum of $10,000) incurred by you or your spouse or a child, grandchild, parent or grandparent of you or your spouse; or (8) distributions to satisfy a levy issued by the IRS. Generally, the part of a distribution attributable to non-deductible contributions is not includable in income and is not subject to the 10% penalty.

When you reach age 70 1/2 you must elect to receive Required Minimum Distributions no later than April 1 following the year in which you reach age 70 1/2 whether or not you have retired (Required Distribution Date). (Note: IRA owners working beyond age 70 1/2 are not permitted to delay distributions until after retirement.) You may satisfy the Required Minimum Distribution requirements by electing to receive either systematic payments or one lump sum of all the funds. If you elect systematic payments, there is a minimum amount which you must withdraw by the Required Distribution Date and by each December 31 thereafter. You should consult with your own tax or financial advisor with regard to the calculation of the amount of your minimum distribution each year to make sure this requirement is met.

                                     -B:2-

Distributions From Your Regular IRA After Your Death
If you die before all the funds in your Regular IRA have been distributed, the remaining funds will be distributed to your designated beneficiary as required below and as selected by such beneficiary.

If you die before the Required Distribution Date, your designated beneficiary must withdraw the funds remaining as follows: 1) distributed no later than December 31 of the calendar year in which the fifth anniversary of your death occurs; or 2) distributed over the life or life expectancy of the named beneficiary and must begin on or before December 31 of the calendar year following the year of your death. However, if the named beneficiary is your spouse; payments must begin before December 31 of the calendar year in which you would have reached age 70 1/2. If you did not designate a proper beneficiary, the funds remaining shall be distributed within five years after your death.

If you die after Required Minimum Distribution payments have begun, the remaining amount of your Regular IRA, your designated beneficiary must select to have the funds distributed over the longer of 1) the beneficiary's life expectancy or 2) your remaining life expectancy beginning no later than December 31 of the calendar year following the year of your death. If you do not designate a proper beneficiary, your interest is distributed over your remaining life expectancy.

Your surviving spouse, if the sole beneficiary, may elect to treat your Regular IRA as his or her own Regular IRA.

Tax Consequences
Amounts paid to you or your beneficiary from your Regular IRA are taxable as ordinary income, except that you recover your nondeductible Regular IRA contributions tax-free.
If a minimum distribution is not made from your IRA for a tax year in which it is required, the excess of the amount that should have been distributed over the amount that was actually distributed is subject to an excise tax of 50%.

Tax-Free Rollovers
Under certain circumstances, you, your spouse, or your former spouse (pursuant to a qualified domestic relations order) may roll over all or a portion of your distribution from another Regular IRA, a 401(a) qualified retirement plan, 401(k) plan, 403(b) plan, governmental 457plan, or SIMPLE plan into a Regular IRA. Such an event is called a Tax-Free Rollover and is a method for accomplishing continued tax deferral on otherwise taxable distributions from said plans. Rollover contributions are not subject to the contribution limits on Regular IRA contributions, but also are not tax deductible.

There are two ways to make a Tax-Free Rollover to your IRA:
1. Participant Rollovers are accomplished by contributing part or all of the eligible distribution (which includes amounts withheld for federal income tax purposes) to your new IRA within 60 days following receipt of the distribution. Participant Rollover amounts are subject to a mandatory 20% federal income tax withholding except Participant Rollovers from another Regular IRA. Regular IRA to Regular IRA Rollovers are limited to one per distributing plan per 12 month period. However, you may transfer Regular IRA assets to another Regular IRA (where you do not directly receive a distribution) and such transfers are not subject to this limitation. Distributions from a SIMPLE IRA may not be rolled over or transferred to an IRA (which isn't a SIMPLE IRA) during the 2-year period following the date you first participate in any SIMPLE Plan maintained by your employer.
2. Direct Rollovers are made by instructing the plan trustee, custodian, or issuer to pay the eligible portion of your distribution directly to the trustee, custodian or issuer of the receiving IRA. Direct Rollover amounts are not subject to mandatory federal income tax withholding.

Certain distributions are not considered to be eligible for Rollover and include:
a. distributions which are part of a series of substantially equal periodic payments (made at least annually) for 10 years or more;
b. required minimum distributions made during or after the year you reach age 70 1/2;
c.   any hardship distributions made under the terms of the plan; and
d. amounts in excess of the cash (except for certain loan offset amounts) or in excess of the proceeds from the sale of property distributed.

Under certain circumstances, you may roll over all or a portion of your eligible distribution from your Regular IRA to a 401(a) qualified retirement plan, 401(k) plan, 403(b) plan, or governmental 457 (No Regular IRA Rollovers to Simple IRAs are allowed). However, you may not roll after-tax contributions from your Regular IRA to a 401(a), 401(k) plan, 403(b) plan, or governmental 457 plan.

For rules applicable to rollovers or transfers to Roth IRAs, see the paragraphs on Roth IRA, next page.

SEP IRA

A SEP Plan allows self-employed people and small business owners to establish SEP IRAs for the business owner and eligible employees, if any. SEP IRAs have specific eligibility and contribution limits (as described in IRS form 5305-SEP); otherwise SEP IRAs follow the same rules as Regular IRAs.

SIMPLE IRA

SIMPLE IRAs operate in connection with a SIMPLE Plan maintained by an eligible employer. Each participating employee has a SIMPLE IRA to receive contributions under the plan. SIMPLE IRAs have specific eligibility, contribution, and tax-withdrawal penalties (as described in IRS form 5304-SIMPLE); otherwise, SIMPLE IRAs follow the same rules as Regular IRAs.

                                     -B:3-

ROTH IRA

Eligibility
You are eligible to make annual contributions to a Roth IRA if you receive compensation from employment, earnings from self-employment, or alimony, and your (and your spouse's) AGI is within the limits described below. Also, you may contribute to a different Roth IRA, established by your spouse (spousal Roth
IRA), out of your compensation or earned income for any year. Unlike Regular IRAs, if eligible, you may contribute to a Roth IRA even after age 70 1/2.

Limit on Annual Contributions
You can make annual contributions to a Roth IRA of up to the Annual Contribution Limit or 100% of your compensation or earned income, whichever is less, subject to the limitations below. The Annual Contribution Limit is $4,000 for 2005 through 2007, and $5,000 thereafter. If you are age 50 or older, the Annual Contribution Limits are increased by $500 per year through 2005 and $1,000 per year thereafter, so long as your earned income or compensation is greater than the Annual Contribution Limit. Beginning in 2009, the Annual Contribution Limits will be increased by the IRS to reflect inflation.

If each spouse earns at least the Annual Contribution Limit, each may make the maximum contribution to his or her Roth IRA, subject to the limitations discussed below. However, if one spouse earns less than the Annual Contribution limit, but both spouses together earn at least twice the Annual Contribution Limit, it may be advantageous to use the spousal Roth IRA. The total contributions to both Roth IRAs may not exceed the lesser of twice the Annual Contribution Limit or 100% of you and your spouse's combined compensation or earned income.

The Annual Contribution limit is the maximum that can be contributed to all IRAs (Roth and Regular) by an individual in a year. The maximum amount that may be contributed to your Roth IRA is always reduced by any amount that you have contributed to your Regular IRAs for the year.

The maximum amount you or your spouse may contribute to a Roth IRA is limited based on your tax filing status and your (and your spouse's) AGI. You may contribute the maximum contribution to your Roth IRA if you are single and your AGI is less than $95,000. Your ability to contribute to your Roth IRA is phased out at $110,000. You may contribute the maximum contribution to your Roth IRA if you are married filing jointly and your AGI is less than $150,000. Your ability to contribute to your Roth IRA is phased out at $160,000.

Roth IRA contributions must be made by the due date, not including extensions, for filing your tax return. A contribution made between January 1 and the filing due date for your return, must be submitted with written direction that it is being made for the prior tax year or it will be treated as made for the current tax year.

Deductibility of Contributions
Unlike a Regular IRA, contributions to your Roth IRA are not deductible.

Excess Contributions
If you contribute in excess of the maximum contribution limit allowed in any year, the excess contribution could be subject to a 6% excise tax. The excess is taxed in the year the excess contribution is made and each year that the excess remains in your Roth IRA.

If you should contribute more than the maximum amount allowed, you can eliminate the excess contribution as follows:
o You may withdraw the excess contribution and net earnings attributable to it before the due date for filing your federal income tax in the year the excess contribution was made. Any earnings so distributed will be taxable in the year for which the contribution was made and may be subject to the 10% premature distribution tax.
o If you elect not to withdraw an excess contribution, you may apply the excess against the contribution limits in a later year. This is allowed to the extent you under-contribute in the later year. The 6% excise tax will be imposed in the year you make the excess contribution and each subsequent year, until eliminated. To the extent an excess contribution is absorbed in a subsequent year by contributing less than the maximum deduction allowable for that year, the amount absorbed will be deductible in the year applied (provided you are eligible to take a deduction).

Tax on Withdrawals From Your Roth IRA
You can make withdrawals from your Roth IRA at any time and the principal amounts that you contributed are always available to be withdrawn by you tax-free. Withdrawal of amounts considered earnings or growth will also be tax-free if the following requirements are met: 1) the withdrawal must satisfy the five-year holding period and be made either on or after you reach 59 1/2, due to your death or disability, or for qualified first-time homebuyer expenses.

If the requirements for a tax-free withdrawal are not met, a withdrawal consisting of your own prior contribution amounts for your Roth IRA will not be considered taxable in the year you receive it, nor will the 10% penalty apply. A non-qualified withdrawal that is considered earnings on your contributions is includible in your gross income and may be subject to the 10% withdrawal penalty. Also, the 10% premature distribution penalty tax may apply to conversion amounts distributed even though they are not includable in income, if the distribution is made within the 5-taxable-year period beginning on the first day of the individual's taxable year in which the conversion contribution was made.

Required Payments From Your Roth IRA
Unlike a Regular IRA, while you are living, there are no distribution requirements for your Roth IRA.

After your death, if you have begun to receive distributions under an annuity option (not including an interest only option), the remaining Policy value will continue to be distributed to your designated beneficiary according to the terms of the elected options, provided that method satisfies IRC requirements.

If you die before your entire interest in the Policy is distributed, your entire interest in your Roth IRA generally must be distributed no later than the end of the fifth calendar year after your death occurs ("five-year payout rule"). Your designated beneficiary may elect to receive distributions over a period not longer than his or her life expectancy, if the election is made and distributions begin on or before the end of the year following the year of your death. Otherwise, the entire benefit must be paid under the five-year payout rule.

                                     -B:4-

If the designated beneficiary is your surviving spouse, the spouse may elect to treat the Roth IRA as his or her own.

Rollovers and Conversions
You may roll over any amount from an existing Roth IRA to another Roth IRA. Under certain circumstances, you may also convert an existing Regular IRA to a Roth IRA. You can roll over distributions from a traditional IRA to a Roth IRA if your AGI is $100,000 or less and you convert such amounts within 60 days after distribution. Note that contributions to a Roth IRA are not deductible and income limits apply. There may be additional income tax consequences upon such a conversion. You will have excess contributions if the amount you convert to a Roth IRA plus your contributions to all of your IRAs exceed your IRA contribution limits for the year. To avoid the 6% excise tax on excess contributions, you must withdraw the excess contributions plus earnings before your tax return due date or recharacterize the contribution, if permitted. Consult your financial adviser to determine other considerations when converting a traditional IRA to a Roth IRA

Rollovers from a 401(a) qualified retirement plan, 401(k) plan, 403(b) plan, or governmental 457 plan to a Roth IRA are not allowed.

Recharacterization
You may correct an IRA contribution or conversion by recharacterizing your contribution or conversion. For example, you may have converted from a Regular IRA to a Roth IRA and learn later you were not eligible to make the conversion. You may accomplish a recharacterization by making a trustee-to-trustee transfer (including any net income attributable to the contribution) from the first IRA to the second IRA, on or before your tax return due date for reporting the contribution to the first IRA. Once the transfer is made, the election is irrevocable. Recharacterizing a contribution treats it as contributed to the second IRA on the same date as initially contributed to the first IRA. If you elect to recharacterize a contribution, you must report it on your Federal income tax return as made to the second IRA, instead of the first. Consult your tax adviser before recharacterizing a contribution.

GENERAL INFORMATION AND RESTRICTIONS FOR ALL IRAS

Lump Sum Distribution
If you decide to receive the entire value of your IRA Plan in one lump sum, the full amount is taxable when received (except as to non-deductible contributions to a Regular IRA or to a Roth IRA, or "qualified distributions" from a Roth
IRA), and is not eligible for the special 5 or 10 year averaging tax rules under IRC Section 402 on lump sum distributions which may be available for other types of Qualified Retirement Plans.

Nontransferability
You may not transfer, assign or sell your IRA to anyone (except in the case of transfer incident to divorce).

Nonforfeitability
The value of your IRA belongs to you at all times, without risk of forfeiture.

Loans and Prohibited Transactions
If you engage in a so-called prohibited transaction as defined by the Internal Revenue Code, your IRA will be disqualified and the entire taxable balance in your Regular IRA account, and the amount of earnings or gains in your Roth IRA account, will be taxed as ordinary income in the year of the transaction. You may also have to pay the 10% penalty tax. For example, IRAs do not permit loans. You may not borrow from your IRA (including Roth IRAs) or pledge it as security for a loan. A loan would disqualify your entire IRA and be treated as a distribution. It would be includable in your taxable income in the year of violation and subject to the 10% penalty tax on premature distributions. A pledge of your IRA as security for a loan would cause a constructive distribution of the portion pledged and also be subject to the 10% penalty tax.

Financial Disclosure
Contributions to your IRA will be invested in a variable annuity policy. The variable annuity policy, its operation, and all related fees and expenses are explained in detail in the prospectus to which this Disclosure Statement is attached.

Growth in the value of your variable annuity policy IRA cannot be guaranteed or projected. The income and expenses of your variable annuity policy will affect the value of your IRA. Dividends from net income earned are reduced by investment advisory fees and also by certain other costs. For an explanation of these fees and other costs, please refer to your prospectus.

STATUS OF OUR IRA PLAN

We may, but are not obligated to, seek IRS approval of your Regular IRA or Roth IRA form. Approval by the IRS is optional to us as the issuer. Approval by the IRS is to form only and does not represent a determination of the merits of the Regular IRA or Roth IRA.

                                     -B:5-

       IMSA

       We are a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. Our membership in IMSA applies to us only and not to our products or affiliates.

                                    THANK YOU
for reviewing this Prospectus. You should also review the series fund prospectuses for those Subaccount variable investment option underlying portfolios you wish to select.

                             IF YOU HAVE QUESTIONS,

 for marketing assistance or other product questions prior to issue, call us at:
                          Ameritas Life Insurance Corp.
                            Telephone: 1-800-255-9678

                   for all other matters, write or call us at:
                          Ameritas Life Insurance Corp.
                                 Service Center
                                 P.O. Box 81889
                             Lincoln, Nebraska 68501
                                       or
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                            Telephone: 1-800-255-9678
                               Fax: 1-402-467-7335
                               Email: direct@ameritas.com


                           REMEMBER, THE CORRECT FORM
is important for us to accurately process your Policy elections and changes. Many can be found on the on-line services section of our Web Site. Or, call us at our toll-free number and we will send you the form you need.

         STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS

A Statement of Additional Information and other information about us and the Policy with the same date as this prospectus contains more details concerning the disclosures in this prospectus.

For a free copy, access it on the SEC's Web Site (www.sec.gov, select "Filings" and type in "Ameritas Life"), or write or call us. Here is the Table of Contents for the Statement of Additional Information:


                                            Begin on
                                              Page
------------------------------------------ -----------

General Information and History                1
Services
Purchase of Securities Being Offered

------------------------------------------ -----------

Underwriters                                   2
Calculation of Performance
  Standardized Performance Reporting
  Non-Standardized Performance Reporting
  Our Performance Reports
  Yields

------------------------------------------ -----------

Other Information                              6
Morningstar(R) Asset Allocator
Asset Allocation Program offered through

Ameritas Investment Corp. ("AIC")

------------------------------------------ -----------

Service Marks and Copyright                    7
Licensing Agreement

------------------------------------------ -----------

Financial Statements                           8
------------------------------------------ -----------


                                    Last Page

Statement of Additional Information: May 1, 2006
to accompany Policy Prospectus dated:  May 1, 2006

AMERITAS NO-LOAD                               Ameritas Life Insurance Corp.Log.
VARIABLE ANNUITY (sm)                                            A UNIFI Company
Flexible Premium Deferred Variable Annuity Policy
                             Ameritas Life Insurance Corp. Separate Account LLVA


         TABLE OF CONTENTS                       Page

General Information and History....................1
Services
Purchase of Securities Being Offered

Underwriters.......................................2
Calculation of Performance
    Standardized Performance Reporting
    Non-Standardized Performance Reporting
    Our Performance Reports
    Yields

Other Information..................................6
MORNINGSTAR(R) ASSET ALLOCATOR Asset Allocation
Program offered through Ameritas Investment
Corp. ("AIC")

Service Marks and Copyright........................7
Licensing Agreement

Financial Statements       ........................8


This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the Policy prospectus and should be read in conjunction with the prospectus. The Policy prospectus may be obtained from our Service Center by writing us at P.O. Box 81889, Lincoln, Nebraska 68501, by e-mailing us through our Web Site at www.ameritasdirect.com, or by calling us at 1-800-255-9678. Defined terms used in the current prospectus for the Policies are incorporated in this Statement.

                         GENERAL INFORMATION AND HISTORY

Ameritas Life Insurance Corp. Separate Account LLVA is a separate investment account of Ameritas Life Insurance Corp. ("we, us, our, Ameritas"). We are a stock life insurance company organized under the insurance laws of the State of Nebraska in 1887. We are an indirect wholly owned subsidiary of UNIFI Mutual Holding Company, the ultimate parent company of Ameritas and Acacia Life Insurance Company, a District of Columbia domiciled company chartered by an Act of the United States Congress in 1869. We issue life and health insurance and annuities throughout the United States (except New York).

                                    SERVICES

The statutory financial statements of Ameritas Life Insurance Corp. as of December 31, 2005 and 2004, and for the years then ended, and the financial statements of the Subaccounts of Ameritas Life Insurance Corp. Separate Account LLVA as of December 31, 2005, and for each of the periods in the two years then ended, included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, 1248 "O" Street, Suite 716, Lincoln, Nebraska 68508, independent auditors and independent registered public accounting firm, respectively, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

All matters of state and federal law pertaining to the Policies have been reviewed by our internal legal staff.

                      PURCHASE OF SECURITIES BEING OFFERED

The Policy will be sold by licensed insurance agents in states where the Policies may be lawfully sold. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the National Association of Securities Dealers, Inc. (NASD).

                                     SAI:1

                                  UNDERWRITERS

The Policy is offered continuously and is distributed by Ameritas Investment Corp ("AIC"), 5900 "0" Street, Lincoln, Nebraska 68510. We are the majority owner of AMAL Corporation, which is the majority owner of AIC. AIC enters into contracts with various broker-dealers ("Distributors") to distribute Policies.

                                                                      --------------- --------------- ---------------
                                                               YEAR:       2003            2004            2005
--------------------------------------------------------------------- --------------- --------------- ---------------
Variable annuity commission we paid to AIC that were paid to other       $19,894         $62,477         $36,808
broker-dealers and representatives (not kept by AIC).
--------------------------------------------------------------------- --------------- --------------- ---------------
Variable annuity commission earned and kept by AIC.                        None            None            None
--------------------------------------------------------------------- --------------- --------------- ---------------
Fees we paid to AIC for variable annuity Principal Underwriter           $14,706         $17,500           $608
services.
--------------------------------------------------------------------- --------------- --------------- ---------------

                           CALCULATION OF PERFORMANCE

When we advertise performance for a Subaccount (except any Money Market Subaccount), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for a Subaccount will be shown for periods beginning on the date the Subaccount first invested in a corresponding series fund portfolio. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission ("SEC").

We report average annual total return information via Internet and periodic printed reports. Average annual total return quotations on our Internet Web Site will be current as of the previous Business Day. Printed average annual total return information may be current to the last Business Day of the previous calendar week, month, or quarter preceding the date on which a report is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will cover at least periods of one, five, and ten years, or a period covering the time the Subaccount has been in existence, if it has not been in existence for one of the prescribed periods. If the corresponding series fund portfolio has been in existence for longer than the Subaccount, the non-standardized total return quotations will show the investment performance the Subaccount would have achieved (reduced by the applicable charges) had it been invested in the series fund portfolio for the period quoted; this is referred to as "adjusted historical" performance reporting. Standardized average annual total return is not available for periods before the Subaccount was in existence.

Quotations of standardized average annual total return and non-standardized total return are based on historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of a Subaccount and its corresponding series fund portfolio include general market conditions, operating expenses and investment management. An Owner's withdrawal value upon surrender of a Policy may be more or less than the premium invested in the Policy.

Standardized Performance Reporting
Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in a Subaccount at the offering on the first day of the period ("initial investment"), and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return is annualized and reflects the deduction of the current mortality and expense fee and the current annual Policy Fee. No deduction is made for premium taxes which may be assessed by certain states.

Non-Standardized Performance Reporting
We may also advertise non-standardized total return. Non-standardized total return may assume: (1) the Policy is not surrendered; (2) the Subaccounts have existed for periods other than those required to be presented; (3) current charges are incurred if they are less than the Policy's guaranteed maximum charges; or (4) may differ from standardized average annual total return in other ways disclosed in the table description. Non-standardized total return may also assume a larger initial investment which more closely approximates the size of a typical Policy. For these reasons, non-standardized total returns for a Subaccount are usually higher than standardized total returns for a Subaccount.

                                     SAI:2

Our Performance Reports
The standardized average annual total returns for each investment portfolio for the periods indicated are as follows (more recent returns may be more or less than the stated returns due to market volatility):

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
FOR PERIOD ENDING ON 12/31/2005
(Reflects current Policy charges.)
Based on a $1,000 investment. Reflects these expenses deducted daily from Policy Separate Account assets to equal the annual % shown: mortality and expense risk charge of 0.60%. Also reflects the current Policy Fee of $25.

-----------------------------------------------------------------------------------------------------------------------
Subaccount (inception date)
(inception date of underlying series fund                                                         Ten Year or, if less,
portfolio where Subaccount has less than                       One Year            Five Year         Since Inception
10 year's experience.)                                     Surrender Policy    Surrender Policy      Surrender Policy

-----------------------------------------------------------------------------------------------------------------------
AIM FUNDS
     AIM V.I. Financial Services - Series I (05/01/2001)             2.89                 N/A                1.57
     AIM V.I. Global Health Care Sciences - Series I (05/01/2001)    4.82                 N/A               -0.07
     AIM V.I. Technology - Series I (05/01/2001)                    -0.80                 N/A              -15.95
AMERITAS PORTFOLIOS - Subadvisor
     Ameritas Imcome & Growth - Alger (11/18/2005)                    N/A                 N/A              -10.00
     Ameritas Index 500 - SSgA (05/01/2000)                          1.36               -3.06               -5.35
     Ameritas MidCap Growth - Alger (05/01/2000)                     8.13                0.95               -0.26
     Ameritas Small Capitalization - Eagle (05/01/2000)             -0.32              -11.47              -17.69
CALVERT PORTFOLIOS
     CVS Balanced (05/01/2000)                                       2.57               -0.82               -1.99
     CVS International Equity (05/01/2000)                           6.63               -3.18               -4.14
     CVS Mid Cap Growth (05/01/2000)                                -2.70               -5.31               -4.47
     CVS Small Cap Growth (05/01/2000)                             -12.21                0.89               -0.49
DWS SCUDDER
     DWS Small Cap Index VIP - Class A (05/01/2000)                  0.97                5.27                2.91
FIDELITY
     VIP Contrafund(R): Service Class (05/01/2000)                  13.53                3.88                1.49
     VIP High Income: Service Class (05/01/2000)                    -0.53                2.67               -2.35
     VIP Investment Grade Bond: Initial Class (05/01/2000)          -0.71                3.50                4.35
     VIP Mid Cap: Service Class (05/01/2000)                        15.21                9.91               10.81
NEUBERGER BERMAN
     AMT Balanced (01/22/1997)                                       6.08               -3.34                3.14
     AMT Growth (01/22/1997)                                        10.28               -7.27                2.52
     AMT Limited Maturity Bond (01/22/1997)                         -1.61                0.81                1.47
     AMT Partners (01/22/1997)                                      14.89                4.30                5.64
RYDEX
     Government Long Bond Advantage (05/01/1999)                     5.73                3.96                2.99
     Inverse S&P 500 (05/01/1999)                                   -3.62               -4.35               -2.78
     Nova (05/01/1999)                                               0.64               -7.77               -9.93
     OTC (05/01/1999)                                               -2.08              -13.13              -10.30
     Precious Metals (05/01/1999)                                   18.43               17.19                5.35
THIRD AVENUE
     Third Avenue Value (05/01/2001)                                11.35                 N/A               11.48
VANGUARD
     VIF Diversified Value (05/01/2001)                              4.36                 N/A                4.13
     VIF Equity Income (05/01/2001)                                  0.90                 N/A                1.40
     VIF Equity Index (05/01/2001)                                   1.61                 N/A               -1.99
     VIF Growth (05/01/2001)                                         8.19                 N/A               -8.37
     VIF High Yield Bond (05/01/2001)                               -0.19                 N/A                3.11
     VIF International (05/01/2001)                                 13.32                 N/A                3.85
     VIF Mid-Cap Index (05/01/2001)                                 10.92                 N/A                7.48
     VIF REIT Index (05/01/2001)                                     8.50                 N/A               16.83
     VIF Small Company Growth (05/01/2001)                           2.96                 N/A                4.59
     VIF Total Bond Market Index (05/01/2001)                       -0.48                 N/A                2.18
WELLS FARGO
     Advantage VT Discovery Fund (01/22/1997)                         N/A                 N/A               18.07
     Advantage VT Opportunity Fund (01/22/1997)                      4.69                1.40                5.68
------------------------------------------------------------------------------------------------------------------


                                     SAI:3

The non-standardized average annual total returns that each Subaccount (except any Money Market Subaccount) would have achieved if it had been invested in the corresponding series fund portfolio for the periods indicated, calculated in a manner similar to standardized average annual total return (more recent returns may be more or less than the stated returns due to market volatility) are:

NON-STANDARDIZED "ADJUSTED HISTORICAL" AVERAGE ANNUAL TOTAL RETURN
FOR PERIOD ENDING ON 12/31/2005
(Reflects base Policy charges that are applicable to the Separate Account only; e.g., no Policy fee. Also reflects experience of the Subaccount underlying portfolio for periods beyond the Subaccount's own inception date.) (Computed on the same basis as Standardized total return except no Policy fee is reflected. Reflects these expenses deducted daily from Policy Separate Account assets to equal the annual % shown: mortality and expense risk charge of 0.60%.)

-----------------------------------------------------------------------------------------------------------------------
Subaccount (inception date)
(inception date of underlying series                                                              Ten Year or, if less,
fund portfolio where Subaccount has less                          One Year           Five Year         Since Inception
than 10 year's experience.)                                   Continue Policy     Continue Policy      Continue Policy
-----------------------------------------------------------------------------------------------------------------------
AIM FUNDS
     AIM V.I. Financial Services - Series I (05/01/2001)             5.32                2.16                 7.12
     AIM V.I. Global Health Care Sciences - Series I (05/01/2001)    7.55               -0.96                 8.62
     AIM V.I. Technology - Series I (05/01/2001)                     1.61              -15.44                 2.31
AMERITAS PORTFOLIOS - Subadvisor
     Ameritas Income & Growth - Alger (11/18/2005)                  10.66                3.24                10.89
     Ameritas Index 500 - SSgA (05/01/2000)                          4.00               -0.39                 7.97
     Ameritas MidCap Growth - Alger (05/01/2000)                    10.66                3.24                10.89
     Ameritas Small Capitalization - Eagle (05/01/2000)              2.06               -7.73                -0.71
CALVERT SOCIAL PORTFOLIOS
     CVS Social Balanced (05/01/2000)                                5.07                1.63                 6.02
     CVS Social International Equity (05/01/2000)                    9.33               -0.49                 5.70
     CVS Social Mid Cap Growth (05/01/2000)                         -0.13               -2.38                 5.78
     CVS Social Small Cap Growth (05/01/2000)                       -9.66                3.19                 5.13
SCUDDER
     DWS Small Cap Index VIP - Class A (05/01/2000)                  3.69                7.23                 5.49
FIDELITY
     VIP Contrafund(R): Service Class (05/01/2000)                  16.21                5.94                11.26
     VIP High Income: Service Class (05/01/2000)                     1.96                4.83                 2.81
     VIP Investment Grade Bond: Initial Class
(05/01/2000)                                                         1.63                5.59                 5.43
     VIP Mid Cap: Service Class (05/01/2000)                        17.55               11.57                19.05
NEUBERGER BERMAN
     AMT Balanced (01/22/1997)                                       8.58               -0.63                 5.46
     AMT Growth (01/22/1997)                                        12.87               -4.11                 5.49
     AMT Limited Maturity Bond (01/22/1997)                          0.88                3.12                 3.53
     AMT Partners (01/22/1997)                                      17.40                6.33                 9.63
RYDEX
     Government Long Bond Advantage (05/01/1999)                     7.12                6.01                 5.37
     Inverse S&P 500 (05/01/1999)                                   -1.31               -1.54                -5.35
     Nova (05/01/1999)                                               3.39               -4.55                 1.81
     OTC (05/01/1999)                                                0.56               -9.12                 4.69
     Precious Metals (05/01/1999)                                   20.22               18.49                -0.32
THIRD AVENUE
     Third Avenue Value (05/01/2001)                                13.99               14.09                18.79
VANGUARD
     VIF Diversified Value (05/01/2001)                              7.02                7.39                 6.39
     VIF Equity Income (05/01/2001)                                  3.56                3.51                 7.61
     VIF Equity Index (05/01/2001)                                   4.22               -0.10                 7.67
     VIF Growth (05/01/2001)                                        10.88               -8.52                 1.66
     VIF High Yield Bond (05/01/2001)                                2.19                5.37                 0.88
     VIF International (05/01/2001)                                 15.67                4.15                 6.14
     VIF Mid-Cap Index (05/01/2001)                                 13.35                8.75                12.41
     VIF REIT Index (05/01/2001)                                    11.22               16.57                15.38
     VIF Small Company Growth (05/01/2001)                           5.68                6.15                12.31
     VIF Total Bond Market Index (05/01/2001)                        1.84                4.51                 1.78
WELLS FARGO
     Advantage VT Discovery Fund (01/22/1997)                       -2.65                7.03                 6.03
     Advantage VT Opportunity Fund (01/22/1997)                      7.29                3.66                 7.87
-------------------------------------------------------------------------------------------------------------------


                                     SAI:4

Yields
We may advertise the current annualized yield for a 30-day period for a Subaccount. The annualized yield of a Subaccount refers to the income generated by the Subaccount over a specified 30-day period. Because this yield is annualized, the yield generated by a Subaccount during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per Accumulation Unit earned during the period by the price per unit on the last day of the period, according to the following formula:

                           YIELD=2[(a - b +1)(6) - 1]
                                       Cd

Where a=net investment income earned during the period by the portfolio company attributable to shares owned by the Subaccount, b=expenses accrued for the period (net of reimbursements), c=the average daily number of Accumulation Units outstanding during the period, and d=the maximum offering price per Accumulation Unit on the last day of the period. The yield reflects the base Policy mortality and expense risk fee and administrative expense charge. Net investment income will be determined according to rules established by the SEC. The yield assumes an average Policy size of $75,000.

Because of the charges and deductions imposed by the Separate Account, the yield for a Subaccount will be lower than the yield for the corresponding series fund portfolio. The yield on amounts held in the Subaccount normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. A Subaccount's actual yield will be affected by the types and quality of portfolio securities held by the series fund and the series fund's operating expenses.

Any current yield quotations of a money market Subaccount, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Subaccount based on different time periods, but we will accompany it with a yield quotation based on a seven-day calendar period. A money market Subaccount's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing Policy having a balance of one Accumulation Unit at the beginning of the base period, subtracting a hypothetical charge reflecting those Policy deductions stated above, and dividing the net change in Policy value by the value of the Policy at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). A money market Subaccount's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Subaccount.

                      Subaccount Yields As of 12/31/2005

           Reflecting current charges            Yield         Effective Yield
           Vanguard Money Market Subaccount      3.62%              3.69%

A money market Subaccount's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the series fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the series fund's expenses. Although we determine the Subaccount's yield on the basis of a seven calendar day period, we may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the series fund's prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a Policy owner's investment in a money market Subaccount nor that Subaccount's investment in the underlying money market series fund portfolio is guaranteed or insured. Yields of other money market funds may not be comparable if a different base or another method of calculation is used.

                                     SAI:5

                                OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Policy described in this Statement. Not all information set forth in the registration statement is addressed in the Policy prospectus or this Statement. Statements in the prospectus and this Statement are intended to be summaries. For a complete statement of the terms of the registration, refer to the documents we file with the SEC. They may be accessed on the SEC's Web Site at www.sec.gov, select "Filings" and type in "Ameritas Life" or you may review and copy it (for a fee) at the SEC's Public Reference Room in Washington D.C.(Call the SEC at 1-800-SEC-0330 for details and public hours.)

             MORNINGSTAR(R) ASSET ALLOCATOR ASSET ALLOCATION PROGRAM
                                 offered through
                        AMERITAS INVESTMENT CORP. ("AIC")

The Service
Ameritas Investment Corp. ("AIC"), an affiliate of ours, has developed several asset allocation models, each based on different profiles of an investor's willingness to accept investment risk, and marketed exclusively through our Policies as the "Morningstar Asset Allocator" program. AIC periodically (typically annually) evaluates and updates the models. In developing and periodically updating the models, AIC currently relies on the recommendations of Morningstar Associates, LLC. AIC may change the firm it uses, or, may use no independent firm at all.

If you choose to subscribe to the Morningstar Asset Allocator program, AIC will serve as your investment adviser for the service solely for purposes of development of the program models and periodic updates of the models.

If you choose to subscribe to the Morningstar Asset Allocator program, AIC instructs us to allocate your initial premium (in the case of a new application) or accumulated value, as applicable, to the investment options according to the model you select, to similarly allocate subsequent premium, and to periodically automatically reallocate your accumulated value or premium payments. Your Policy value will be rebalanced quarterly consistent with your selected model.

The Morningstar Asset Allocator Models
Development of the Morningstar Asset Allocator models is a two-step process. First, an optimization analysis is performed to determine the breakdown of asset classes. Next, after the asset class exposures are known, a determination is made of how available investment options can be used to implement the asset class level allocations. The investment options are selected by evaluating the asset classes represented by the underlying portfolios and combining investment options to arrive at the desired asset class exposure. Investment options are selected in a way intended to optimize potential returns for each model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of an investment option in a model based on its specific asset class exposure or other specific optimization factors, even where another investment option may have better historical performance.

Periodic Updates of the Models and Notices of Updates
Each model is evaluated periodically (generally, annually) to assess whether the combination of investment options within each model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the model. As a result, each model may change, and the investment options used within a model may change.

When your selected model is updated, AIC instructs us to automatically reallocate your accumulated value and any subsequent premium payments in accordance with any changes to the model you have selected. This means the allocation of your accumulated value, and potentially the investment options in which you are invested, will automatically change and your accumulated value and any subsequent premium payments will be automatically reallocated among the investment options in your updated model (independently of the automatic quarterly rebalancing). AIC requires that you give it discretionary investment authority to periodically instruct us to reallocate your accumulated value and any subsequent premium payments in accordance with the updated version of the model you have selected, if you wish to participate in the Morningstar Asset Allocation program.

                                     SAI:6

When AIC update the models, we will send you written notice of the updated models at least 30 days in advance of the date the updated models are to be effective. If you wish to accept the changes in your selected model, you will not need to take any action, as your Policy value and any subsequent premium will be automatically reallocated pursuant to the updated model. If you do not wish to accept the changes to your selected model, you can change to a different model or withdraw from the Morningstar Asset Allocator program.

Risks
Although asset allocation models are designed to optimize returns given the various levels of risk, there is no assurance that a model portfolio will not lose money or that investment results will not experience volatility. Investment performance of your accumulated value could be better or worse by participating in a Morningstar Asset Allocator model than if you had not participated. A model may perform better or worse than any single investment option or asset class or other combinations of investment options or asset classes. Model performance is dependent upon the performance of the component investment options (and their underlying portfolios). The timing of your investment and the automatic quarterly rebalancing may affect performance. Your accumulated value will fluctuate, and when redeemed, may be worth more or less than the original cost.

Periodic updating of the models can cause the underlying portfolios to incur transaction expenses to raise cash for money flowing out of the portfolios or to buy securities with money flowing into the portfolios. These expenses can adversely affect performance of the pertinent portfolios and the models.

AIC, an affiliate of ours, may be subject to competing interests that have the potential to influence its decision making with regard to the models. In addition to its limited role as investment advisor under the Morningstar Asset Allocator program, AIC is also compensated by us as principal underwriter for the Policies. AIC is also an adviser to the Ameritas Portfolios available as an investment options within the Policies, for which it receives an advisory fee. We and AIC may also receive revenue sharing from other portfolios that are available as investment options. AIC may have an incentive to use certain portfolios in the models that provide higher revenue sharing or advisory fees. AIC may believe that certain portfolios may benefit from additional assets or could be harmed by redemptions. In advising those portfolios, AIC may, from time to time, recommend to the portfolio's board of trustees a change in portfolio management firm or strategy or the closure or merger of a portfolio, all of which could impact a model. All our model investment options and their underlying portfolios are analyzed by Morningstar Associates, LLC, an independent analytical firm. Neither AIC nor we dictate to Morningstar the number of portfolios in a model, the percent that any portfolio represents in a model, or which portfolios may be selected (other than to require exclusion of any portfolio that is expected to be liquidated, merged into another portfolio, or otherwise closed). AIC and we believe reliance on recommendations of Morningstar to develop and update the models reduces or eliminates the potential for AIC and us to be influenced by these competing interests, but there can be no assurance of this.

AIC and we are under no obligation to continue the Morningstar Asset Allocator program, or any asset allocation program, and have the right to terminate or change such services at any time.

                           SERVICE MARKS AND COPYRIGHT

"Ameritas," the bison symbol, and "Ameritas No-Load Variable Annuity" are registered service marks of Ameritas Life Insurance Corp. The Policy and Policy prospectus are copyrighted by Ameritas Life Insurance Corp.

                               LICENSING AGREEMENT

The Policy is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the Policy or any member of the public regarding the advisability of investing in securities generally or in the Policy particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Licensee ("Ameritas") is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Licensee or the Product. S&P has no obligation to take the needs of the Licensee or the owners of

                                     SAI:7
the Policy into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Policy or the timing of the issuance or sale of the Product or in the determination or calculation of the equation by which the Policy is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Policy.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE POLICY, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                              FINANCIAL STATEMENTS

Our financial statements follow this page of this Statement. They bear only on our ability to meet our obligations under the Policy, and should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                                     SAI:8

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA

                  FINANCIAL STATEMENTS AS OF DECEMBER 31, 2005
             AND FOR EACH OF THE PERIODS IN THE TWO YEARS THEN ENDED
           AND REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors
Ameritas Life Insurance Corp.
Lincoln, Nebraska

We have audited the accompanying statements of net assets of each of the subaccounts listed in Note 1 which comprise Ameritas Life Insurance Corp. Separate Account LLVA as of December 31, 2005, and the related statements of operations and changes in net assets for each of the periods in the two years then ended. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The subaccounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of each of the subaccounts' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned at December 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the subaccounts constituting Ameritas Life Insurance Corp. Separate Account LLVA as of December 31, 2005, and the results of their operations and changes in their net assets for each of the periods in the two years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Lincoln, Nebraska
March 2, 2006

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2005

ASSETS
INVESTMENTS AT FAIR VALUE:

     Calvert Variable Series, Inc. Calvert Social Portfolios (Calvert):
        CVS Social Balanced Portfolio (Balanced) -
            231,763.905 shares at $1.943 per share (cost $404,248)                                 $       450,317
        CVS Social International Equity Portfolio (International Equity) -
            36,775.534 shares at $18.07 per share (cost $617,076)                                          664,534
        CVS Social Mid Cap Growth Portfolio (Mid Cap) -
            8,926.790 shares at $26.47 per share (cost $217,290)                                           236,292
        CVS Social Small Cap Growth Portfolio (Small Cap) -
            7,130.267 shares at $15.26 per share (cost $109,802)                                           108,808
        CVS Social Equity Portfolio (Social Equity) -
            5,520.671 shares at $17.70 per share (cost $96,410)                                             97,716
     Calvert Variable Series, Inc. Ameritas Portfolios (Ameritas):
        Ameritas Income & Growth Portfolio (Income and Growth) -
            10,902.295 shares at $13.16 per share (cost $142,067)                                          143,474
        Ameritas Index 500 Portfolio (Index 500) -
            4,205.504 shares at $134.68 per share (cost $560,746)                                          566,397
        Ameritas MidCap Growth Portfolio (MidCap) -
            9,141.033 shares at $37.00 per share (cost $333,894)                                           338,218
        Ameritas Small Capitalization Portfolio (Small Cap) -
            1,430.143 shares at $27.77 per share (cost $36,864)                                             39,715
     Scudder Investments VIT Funds (Scudder):
        VIT Small Cap Index Portfolio (Small Cap) -
            95,701.202 shares at $14.40 per share (cost $1,288,547)                                      1,378,097
     Variable Insurance Products (Fidelity):
        VIP Overseas Portfolio: Initial Class (Overseas IC) -
            2,192.550 shares at $20.61 per share (cost $45,079)                                             45,188
        VIP Investment Grade Bond Portfolio: Initial Class (Inv. Grade Bond IC) -
            122,902.360 shares at $12.76 per share (cost $1,579,691)                                     1,568,234
        VIP Equity Income Portfolio: Initial Class (Equity Income IC) -
            1,080.857 shares at $25.49 per share (cost $27,042)                                             27,551
        VIP Growth Portfolio: Initial Class (Growth IC) -
            376.615 shares at $33.70 per share (cost $12,568)                                               12,692
        VIP High Income Portfolio: Initial Class (High Income IC) -
            5,233.161 shares at $6.17 per share (cost $34,288)                                              32,289
        VIP High Income Portfolio: Service Class (High Income SC) -
            1,281,500.655 shares at $6.14 per share (cost $8,331,836)                                    7,868,414
        VIP Contrafund Portfolio: Initial Class (Contrafund IC) -
            22,711.709 shares at $31.03 per share (cost $679,066)                                          704,744


The accompanying notes are an integral part of these financial statements.


                                      FS-2

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2005

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

     Variable Insurance Products (Fidelity), continued:
        VIP Contrafund Portfolio: Service Class (Contrafund SC) -
            107,602.637 shares at $30.93 per share (cost $2,987,173)                               $     3,328,150
        VIP Mid Cap Portfolio: Initial Class (Mid Cap IC) -
            8,346.662 shares at $35.11 per share (cost $277,872)                                           293,051
        VIP Mid Cap Portfolio: Service Class (Mid Cap SC) -
            170,659.658 shares at $34.95 per share (cost $5,538,234)                                     5,964,555
     AIM Variable Insurance Funds (AIM):
        AIM V.I. Financial Services Portfolio - Series I (Financial) -
            7,392.800 shares at $15.27 per share (cost $106,152)                                           112,888
        AIM V.I. Health Sciences Portfolio - Series I (Health) -
            5,383.408 shares at $20.44 per share (cost $101,387)                                           110,037
        AIM V.I. Technology Portfolio - Series I (Technology) -
            16,112.135 shares at $12.69 per share (cost $200,178)                                          204,463
     Janus Aspen Series - Institutional Shares (Janus):
        Growth Portfolio (Growth) -
            68,612.345 shares at $20.86 per share (cost $1,321,086)                                      1,431,254
     Neuberger Berman Advisers Management Trust (Neuberger Berman):
        AMT Balanced Portfolio (Balanced) -
            47,282.736 shares at $10.42 per share (cost $441,529)                                          492,686
        AMT Growth Portfolio (Growth) -
            16,991.848 shares at $13.79 per share (cost $193,084)                                          234,318
        AMT Limited Maturity Bond Portfolio (Limited Maturity Bond) -
            28,427.422 shares at $12.64 per share (cost $371,291)                                          359,323
        AMT Partners Portfolio (Partners) -
            60,071.218 shares at $21.41 per share (cost $1,140,637)                                      1,286,125
     Rydex Variable Trust (Rydex):
        Nova Portfolio (Nova) -
            601,525.899 shares at $8.56 per share (cost $5,073,914)                                      5,149,062
        OTC Portfolio (OTC) -
            336,553.876 shares at $14.55 per share (cost $4,871,396)                                     4,896,859
        Precious Metals Portfolio (Precious Metals) -
            141,490.067 shares at $10.36 per share (cost $1,332,761)                                     1,465,837
        Ursa Portfolio (Ursa) -
            180,047.565 shares at $5.15 per share (cost $922,671)                                          927,245
        U.S. Government Bond Portfolio (US Government Bond) -
            40,275.497 shares at $12.38 per share (cost $489,503)                                          498,611



The accompanying notes are an integral part of these financial statements.


                                      FS-3



                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2005

ASSETS, continued
INVESTMENTS AT FAIR VALUE:
     Rydex Variable Trust (Rydex), continued:
        Arktos Portfolio (Arktos) -
            0.000 shares at $21.51 per share (cost $0)                                             $          ----
        Juno Portfolio (Juno) -
            0.000 shares at $20.80 per share (cost $0)                                                        ----
        Mekros Portfolio (Mekros) -
            2,383.430 shares at $34.14 per share (cost $82,883)                                             81,370
        Sector Rotation Portfolio (Sector Rotation) -
            8,733.014 shares at $12.69 per share (cost $106,264)                                           110,822
     Third Avenue Variable Series Trust (Third Avenue):
        Third Avenue Value Portfolio (Value) -
            328,329.114 shares at $27.41 per share (cost $8,302,887)                                     8,999,501
     Vanguard Variable Insurance Fund (Vanguard):
        VIF Money Market Portfolio (Money Market) -
            21,857,602.020 shares at $1.00 per share (cost $21,857,602)                                 21,857,602
        VIF Equity Index Portfolio (Equity Index) -
            106,019.158 shares at $27.87 per share (cost $2,818,511)                                     2,954,754
        VIF Total Bond Market Index Portfolio (Total Bond) -
            435,444.845 shares at $11.21 per share (cost $4,866,867)                                     4,881,337
        VIF REIT Index Portfolio (REIT Index) -
            112,798.323 shares at $20.26 per share (cost $2,119,159)                                     2,285,294
        VIF Mid-Cap Index Portfolio (Mid-Cap) -
            87,523.028 shares at $18.35 per share (cost $1,417,222)                                      1,606,048
        VIF Total Stock Market Index Portfolio (Stock Market Index) -
            5,331.944 shares at $29.51 per share (cost $155,206)                                           157,346
        VIF Equity Income Portfolio (Equity Income) -
            151,036.350 shares at $18.60 per share (cost $2,776,211)                                     2,809,276
        VIF Growth Portfolio (Growth) -
            168,118.449 shares at $12.95 per share (cost $2,096,413)                                     2,177,134
        VIF High Yield Bond Portfolio (High Yield Bond) -
            224,257.992 shares at $8.59 per share (cost $1,955,059)                                      1,926,376
        VIF Balanced Portfolio (Balanced) -
            9,422.528 shares at $19.04 per share (cost $178,747)                                           179,405
        VIF International Portfolio (International) -
            360,762.077 shares at $17.37 per share (cost $5,427,635)                                     6,266,437
        VIF Diversified Value Portfolio (Diversified) -
            263,468.096 shares at $14.37 per share (cost $3,468,187)                                     3,786,037
        VIF Small Company Growth Portfolio (Small Company Growth) -
            73,611.192 shares at $19.61 per share (cost $1,341,641)                                      1,443,515

The accompanying notes are an integral part of these financial statements.

                                      FS-4

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2005

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

     Wells Fargo Variable Trust (Wells Fargo):
        Advantage Discovery Portfolio (Discovery) -
            16,891.226 shares at $14.34 per share (cost $209,168)                                  $       242,220
        Advantage Opportunity Portfolio (Opportunity) -
            32,943.117 shares at $24.22 per share (cost $647,195)                                          797,882
     Classic ProFunds VP (ProFunds):
        Bull Portfolio (Bull) -
            18,983.540 shares at $28.27 per share (cost $531,458)                                          536,665
        Europe 30 Portfolio (Europe) -
            206.136 shares at $27.96 per share (cost $5,599)                                                 5,764
        Mid-Cap Value Portfolio (Mid-Cap) -
            13,978.719 shares at $34.73 per share (cost $477,366)                                          485,481
        OTC Portfolio (OTC) -
            39,938.912 shares at $15.01 per share (cost $614,205)                                          599,483
        Small-Cap Portfolio (Small-Cap) -
            12,683.178 shares at $32.95 per share (cost $421,500)                                          417,911
        Small-Cap Value Portfolio (Small-Cap Value) -
            13,353.360 shares at $32.88 per share (cost $439,063)                                          439,058
     Inverse ProFunds VP (ProFunds):
        Bear Portfolio (Bear) -
            58,839.985 shares at $28.22 per share (cost $1,641,865)                                      1,660,464
        Short OTC Portfolio (Short OTC) -
            17,244.738 shares at $18.56 per share (cost $315,039)                                          320,062
        Short Small-Cap Portfolio (Short Small-Cap) -
            0.000 shares at $16.62 per share (cost $0)                                                        ----
     Ultra ProFunds VP (ProFunds):
        UltraMid-Cap Portfolio (UltraMid) -
            153.471 shares at $37.92 per share (cost $5,940)                                                 5,820
        UltraOTC Portfolio (UltraOTC) -
            7,802.245 shares at $41.78 per share (cost $331,945)                                           325,978
        UltraSmall-Cap Portfolio (UltraSmall) -
            936.491 shares at $21.51 per share (cost $21,267)                                               20,144
        UltraBull Portfolio (UltraBull) -
            97.628 shares at $20.64 per share (cost $2,011)                                                  2,015
     Bond Benchmarked ProFunds VP (ProFunds):
        U.S. Government Plus Portfolio (U.S. Government Plus) -
            8,110.784 shares at $32.75 per share (cost $265,373)                                           265,628
        Rising Rates Opportunity Portfolio (Opportunity) -
            113,576.933 shares at $19.14 per share (cost $2,171,432)                                     2,173,863

The accompanying notes are an integral part of these financial statements.

                                      FS-5

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2005

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

     Sector ProFunds VP (ProFunds):
        Oil & Gas Portfolio (Oil & Gas) -
            657.379 shares at $47.03 per share (cost $31,569)                                      $        30,917
        Precious Metals Portfolio (Precious Metals) -
            693.988 shares at $41.16 per share (cost $26,779)                                               28,565
        Real Estate Portfolio (Real Estate) -
            31.687 shares at $52.36 per share (cost $1,688)                                                  1,659
     Access VP (ProFunds):
        High Yield Fund Portfolio (High Yield) -
            0.000 shares at $30.94 per share (cost $0)                                                        ----
     Money Market ProFunds VP (ProFunds):
        Money Market Portfolio (Money Market) -
            4,972,581.680 shares at $1.00 per share (cost $4,972,582)                                    4,972,582
     PIMCO Variable Insurance Trust (Pimco):
        CommodityRealReturn Strategy Portfolio (Commodity) -
            2,243.538 shares at $12.25 per share (cost $28,318)                                             27,483

                                                                                                  ------------------

     NET ASSETS REPRESENTING EQUITY OF POLICYOWNERS                                                $   115,919,042
                                                                                                  ==================




The accompanying notes are an integral part of these financial statements.

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Calvert
                                                                            ----------------------------------------

                                                                                           Balanced
                                                                            ----------------------------------------
                                                                                  2005                  2004
                                                                            ------------------    ------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                           $         7,942       $         6,502
   Mortality and expense risk charge                                                  (2,481)               (1,799)
                                                                            ------------------    ------------------
Net investment income(loss)                                                            5,461                 4,703
                                                                            ------------------    ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                      ----                  ----
   Net realized gain(loss) on sale of fund shares                                      5,560                11,706
                                                                            ------------------    ------------------
Net realized gain(loss)                                                                5,560                11,706
                                                                            ------------------    ------------------


Change in unrealized appreciation/depreciation                                        12,860                 8,868
                                                                            ------------------    ------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $        23,881       $        25,277
                                                                            ==================    ==================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $         5,461       $         4,703
   Net realized gain(loss)                                                             5,560                11,706
   Net change in unrealized appreciation/depreciation                                 12,860                 8,868
                                                                            ------------------    ------------------
Net increase(decrease) in net assets resulting
   from operations                                                                    23,881                25,277
                                                                            ------------------    ------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                 3,700               102,490
   Subaccounts transfers (including fixed account), net                               58,353                43,517
   Transfers for policyowner benefits and terminations                               (32,568)               (4,334)
   Policyowner maintenance charges                                                      (174)                 (113)
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions                                  29,311               141,560
                                                                            ------------------    ------------------

Total increase(decrease) in net assets                                                53,192               166,837
Net assets at beginning of period                                                    397,125               230,288
                                                                            ------------------    ------------------
Net assets at end of period                                                  $       450,317       $       397,125
                                                                            ==================    ==================


The accompanying notes are an integral part of these financial statements.



                                                      Calvert
--------------------------------------------------------------------------------------------------------------------

        International Equity                          Mid Cap                               Small Cap
-------------------------------------- -------------------------------------- --------------------------------------
       2005               2004                2005               2004               2005                2004
------------------- ------------------ ------------------ ------------------ ------------------ -------------------

 $         2,139     $         3,869    $          ----    $          ----     $          ----    $          ----
          (1,846)               (650)              (942)              (885)               (627)              (795)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
             293               3,219               (942)              (885)               (627)              (795)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


            ----                ----               ----               ----                ----               ----
          16,300               3,946              4,477              1,399              (3,013)             5,692
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          16,300               3,946              4,477              1,399              (3,013)             5,692
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


          14,352              28,921             (3,658)            12,981             (10,011)             3,893
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


 $        30,945     $        36,086    $          (123)   $        13,495     $       (13,651)   $         8,790
=================== ================== ================== =================== ================== ===================




 $           293     $         3,219    $          (942)   $          (885)    $          (627)   $          (795)
          16,300               3,946              4,477              1,399              (3,013)             5,692
          14,352              28,921             (3,658)            12,981             (10,011)             3,893
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          30,945              36,086               (123)            13,495             (13,651)             8,790
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


          33,110                 160             13,428               ----               7,218               ----
         152,669             447,079             53,581             14,208                (850)             6,747
         (48,941)            (38,576)            (6,188)              (328)            (26,403)           (16,402)
             (73)                (53)               (47)               (39)                (45)               (64)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
         136,765             408,610             60,774             13,841             (20,080)            (9,719)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

         167,710             444,696             60,651             27,336             (33,731)              (929)
         496,824              52,128            175,641            148,305             142,539            143,468
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $       664,534     $       496,824    $       236,292    $       175,641     $       108,808    $       142,539
=================== ================== ================== =================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Calvert
                                                                            ----------------------------------------

                                                                                         Social Equity
                                                                            ----------------------------------------
                                                                                  2005                  2004
                                                                            ------------------    ------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                           $            53       $          ----
   Mortality and expense risk charge                                                    (111)                 ----
                                                                            ------------------    ------------------
Net investment income(loss)                                                              (58)                 ----
                                                                            ------------------    ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                      ----                  ----
   Net realized gain(loss) on sale of fund shares                                          1                  ----
                                                                            ------------------    ------------------
Net realized gain(loss)                                                                    1                  ----
                                                                            ------------------    ------------------


Change in unrealized appreciation/depreciation                                         1,307                  ----
                                                                            ------------------    ------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $         1,250       $          ----
                                                                            ==================    ==================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $           (58)      $          ----
   Net realized gain(loss)                                                                 1                  ----
   Net change in unrealized appreciation/depreciation                                  1,307                  ----
                                                                            ------------------    ------------------
Net increase(decrease) in net assets resulting
   from operations                                                                     1,250                  ----
                                                                            ------------------    ------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                43,478                  ----
   Subaccounts transfers (including fixed account), net                               52,988                  ----
   Transfers for policyowner benefits and terminations                                  ----                  ----
   Policyowner maintenance charges                                                      ----                  ----
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions                                  96,466                  ----
                                                                            ------------------    ------------------

Total increase(decrease) in net assets                                                97,716                  ----
Net assets at beginning of period                                                       ----                  ----
                                                                            ------------------    ------------------
Net assets at end of period                                                  $        97,716       $          ----
                                                                            ==================    ==================


The accompanying notes are an integral part of these financial statements.



                                                     Ameritas
--------------------------------------------------------------------------------------------------------------------

          Income and Growth                          Index 500                                MidCap
-------------------------------------- -------------------------------------- --------------------------------------
       2005               2004                2005               2004               2005                2004
------------------- ------------------ ------------------ ------------------ ------------------ -------------------

 $           513     $          ----    $        12,272    $        23,250     $          ----    $          ----
             (93)               ----             (3,945)            (8,881)             (1,397)            (1,982)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
             420                ----              8,327             14,369              (1,397)            (1,982)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


            ----                ----               ----               ----              23,395               ----
              68                ----             34,904            215,513              20,696               (465)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
              68                ----             34,904            215,513              44,091               (465)
------------------- ------------------ -------------------------------------- ------------------ -------------------


           1,408                ----            (78,885)          (160,706)            (31,593)            24,244
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


 $         1,896     $          ----    $       (35,654)   $        69,176     $        11,101    $        21,797
=================== ================== ================== =================== ================== ===================




 $           420     $          ----    $         8,327    $        14,369     $        (1,397)   $        (1,982)
              68                ----             34,904            215,513              44,091               (465)
           1,408                ----            (78,885)          (160,706)            (31,593)            24,244
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

           1,896                ----            (35,654)            69,176              11,101             21,797
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


              59                ----              1,172             19,498               8,155             29,832
         144,966                ----           (756,554)        (1,915,370)            (26,717)           (10,670)
          (3,433)               ----            (38,261)           (55,930)            (10,199)            (1,565)
             (14)               ----               (319)              (670)               (117)              (135)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
         141,578                ----           (793,962)        (1,952,472)            (28,878)            17,462
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

         143,474                ----           (829,616)        (1,883,296)            (17,777)            39,259
            ----                ----          1,396,013          3,279,309             355,995            316,736
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $       143,474     $          ----    $       566,397    $     1,396,013     $       338,218    $       355,995
=================== ================== ================== =================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                           Ameritas
                                                                           -----------------------------------------

                                                                                          Small Cap
                                                                           -----------------------------------------
                                                                                  2005                  2004
                                                                           -------------------   -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                          $          ----       $          ----
   Mortality and expense risk charge                                                   (334)                 (557)
                                                                           -------------------   -------------------
Net investment income(loss)                                                            (334)                 (557)
                                                                           -------------------   -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                     ----                  ----
   Net realized gain(loss) on sale of fund shares                                       675                (3,157)
                                                                           -------------------   -------------------
Net realized gain(loss)                                                                 675                (3,157)
                                                                           -------------------   -------------------


Change in unrealized appreciation/depreciation                                       (4,924)                7,179
                                                                           -------------------   -------------------

Net increase(decrease) in net assets resulting
   from operations                                                          $        (4,583)      $         3,465
                                                                           ===================   ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                              $          (334)      $          (557)
   Net realized gain(loss)                                                              675                (3,157)
   Net change in unrealized appreciation/depreciation                                (4,924)                7,179
                                                                           -------------------   -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                   (4,583)                3,465
                                                                           -------------------   -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                 ----                  ----
   Subaccounts transfers (including fixed account), net                            (110,828)               59,414
   Transfers for policyowner benefits and terminations                                  125                  (201)
   Policyowner maintenance charges                                                      (11)                  (16)
                                                                           -------------------   -------------------
Net increase(decrease) from policyowner transactions                               (110,714)               59,197
                                                                           -------------------   -------------------

Total increase(decrease) in net assets                                             (115,297)               62,662
Net assets at beginning of period                                                   155,012                92,350
                                                                           -------------------   -------------------
Net assets at end of period                                                 $        39,715       $       155,012
                                                                           ===================   ===================


The accompanying notes are an integral part of these financial statements.


               Scudder                                                   Fidelity
-------------------------------------- -----------------------------------------------------------------------------

              Small Cap                             Overseas IC                        Inv. Grade Bond IC
-------------------------------------- -------------------------------------- --------------------------------------
       2005               2004                2005               2004               2005                2004
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

 $         7,038     $         1,985    $          ----    $          ----     $        43,010    $        12,687
          (6,756)             (2,331)                (1)              ----              (6,779)            (1,520)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
             282                (346)                (1)              ----              36,231             11,167
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


          30,186                ----               ----               ----              25,985              9,125
           7,156              (2,222)              ----               ----             (22,198)           (13,616)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          37,342              (2,222)              ----               ----               3,787             (4,491)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


          22,926              40,675                109               ----             (16,874)             2,857
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


 $        60,550     $        38,107    $           108    $          ----     $        23,144    $         9,533
=================== ================== ================== =================== ================== ===================




 $           282     $          (346)   $            (1)   $          ----     $        36,231    $        11,167
          37,342              (2,222)              ----               ----               3,787             (4,491)
          22,926              40,675                109               ----             (16,874)             2,857
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          60,550              38,107                108               ----              23,144              9,533
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


          40,956              27,179              4,805               ----             256,328             17,924
         244,220             774,618             40,275               ----             405,391            760,079
         (63,293)            (73,136)              ----               ----             (48,444)            (8,319)
            (345)               (206)              ----               ----                (252)              (104)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
         221,538             728,455             45,080               ----             613,023            769,580
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

         282,088             766,562             45,188               ----             636,167            779,113
       1,096,009             329,447               ----               ----             932,067            152,954
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $     1,378,097     $     1,096,009    $        45,188    $          ----     $     1,568,234    $       932,067
=================== ================== ================== =================== ================== ===================

                                     FS-12


                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Fidelity
                                                                             ---------------------------------------

                                                                                        Equity Income IC
                                                                             ---------------------------------------
                                                                                   2005                 2004
                                                                             ------------------  -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                            $          ----     $          ----
   Mortality and expense risk charge                                                      (19)               ----
                                                                             ------------------  -------------------
Net investment income(loss)                                                               (19)               ----
                                                                             ------------------  -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                       ----                ----
   Net realized gain(loss) on sale of fund shares                                           1                ----
                                                                             ------------------  -------------------
Net realized gain(loss)                                                                     1                ----
                                                                             ------------------  -------------------


Change in unrealized appreciation/depreciation                                            508                ----
                                                                             ------------------  -------------------

Net increase(decrease) in net assets resulting
   from operations                                                            $           490     $          ----
                                                                             ==================  ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                $           (19)    $          ----
   Net realized gain(loss)                                                                  1                ----
   Net change in unrealized appreciation/depreciation                                     508                ----
                                                                             ------------------  -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                        490                ----
                                                                             ------------------  -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                 27,351                ----
   Subaccounts transfers (including fixed account), net                                  (290)               ----
   Transfers for policyowner benefits and terminations                                   ----                ----
   Policyowner maintenance charges                                                       ----                ----
                                                                             ------------------  -------------------
Net increase(decrease) from policyowner transactions                                   27,061                ----
                                                                             ------------------  -------------------

Total increase(decrease) in net assets                                                 27,551                ----
Net assets at beginning of period                                                        ----                ----
                                                                             ------------------  -------------------
Net assets at end of period                                                   $        27,551     $          ----
                                                                             ==================  ===================


The accompanying notes are an integral part of these financial statements.

                                                     Fidelity
--------------------------------------------------------------------------------------------------------------------

              Growth IC                           High Income IC                         High Income SC
-------------------------------------- -------------------------------------- --------------------------------------
       2005               2004                2005               2004               2005                2004
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

 $          ----     $          ----    $         2,330    $          ----     $       588,160    $         7,376
              (8)               ----                (25)              ----             (23,066)           (17,693)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
              (8)               ----              2,305               ----             565,094            (10,317)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


            ----                ----               ----               ----                ----               ----
               1                ----               ----               ----             406,697            377,481
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
               1                ----               ----               ----             406,697            377,481
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


             124                ----             (1,999)              ----            (757,175)            18,219
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


 $           117     $          ----    $           306    $          ----     $       214,616    $       385,383
=================== ================== ================== =================== ================== ===================




 $            (8)    $          ----    $         2,305    $          ----     $       565,094    $       (10,317)
               1                ----               ----               ----             406,697            377,481
             124                ----             (1,999)              ----            (757,175)            18,219
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

             117                ----                306               ----             214,616            385,383
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


          12,876                ----             14,333               ----                 270                220
            (301)               ----             17,650               ----            (348,581)         1,716,765
            ----                ----               ----               ----             (96,267)           (88,523)
            ----                ----               ----               ----                (200)              (312)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          12,575                ----             31,983               ----            (444,778)         1,628,150
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          12,692                ----             32,289               ----            (230,162)         2,013,533
            ----                ----               ----               ----           8,098,576          6,085,043
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $        12,692     $          ----    $        32,289    $          ----     $     7,868,414    $     8,098,576
=================== ================== ================== =================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Fidelity
                                                                             ---------------------------------------

                                                                                         Contrafund IC
                                                                             ---------------------------------------
                                                                                   2005                 2004
                                                                             ------------------  -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                            $          ----     $          ----
   Mortality and expense risk charge                                                     (597)               ----
                                                                             ------------------  -------------------
Net investment income(loss)                                                              (597)               ----
                                                                             ------------------  -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                       ----                ----
   Net realized gain(loss) on sale of fund shares                                          64                ----
                                                                             ------------------  -------------------
Net realized gain(loss)                                                                    64                ----
                                                                             ------------------  -------------------


Change in unrealized appreciation/depreciation                                         25,678                ----
                                                                             ------------------  -------------------

Net increase(decrease) in net assets resulting
   from operations                                                            $        25,145     $          ----
                                                                             ==================  ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                $          (597)    $          ----
   Net realized gain(loss)                                                                 64                ----
   Net change in unrealized appreciation/depreciation                                  25,678                ----
                                                                             ------------------  -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                     25,145                ----
                                                                             ------------------  -------------------

Net increase(decrease) from policyowner transactions:

   Payments received from policyowners                                                350,343                ----
   Subaccounts transfers (including fixed account), net                               330,622                ----
   Transfers for policyowner benefits and terminations                                 (1,366)               ----
   Policyowner maintenance charges                                                       ----                ----
                                                                             ------------------  -------------------
Net increase(decrease) from policyowner transactions                                  679,599                ----
                                                                             ------------------  -------------------

Total increase(decrease) in net assets                                                704,744                ----
Net assets at beginning of period                                                        ----                ----
                                                                             ------------------  -------------------
Net assets at end of period                                                   $       704,744     $          ----
                                                                             ==================  ===================


The accompanying notes are an integral part of these financial statements.


                                                    Fidelity
--------------------------------------------------------------------------------------------------------------------

            Contrafund SC                           Mid Cap IC                             Mid Cap SC
-------------------------------------- -------------------------------------- --------------------------------------
       2005               2004                2005               2004               2005                2004
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

 $         2,832     $         1,978    $          ----    $          ----     $          ----    $          ----
         (10,644)             (5,138)              (307)              ----             (21,408)            (7,985)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          (7,812)             (3,160)              (307)              ----             (21,408)            (7,985)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


             257                ----               ----               ----              26,820               ----
          76,561              88,435                  9               ----             447,751             98,091
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          76,818              88,435                  9               ----             474,571             98,091
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


         244,924              72,856             15,179               ----             (37,657)           356,415
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


 $       313,930     $       158,131    $        14,881    $          ----     $       415,506    $       446,521
=================== ================== ================== =================== ================== ===================




 $        (7,812)    $        (3,160)   $          (307)   $          ----     $       (21,408)   $        (7,985)
          76,818              88,435                  9               ----             474,571             98,091
         244,924              72,856             15,179               ----             (37,657)           356,415
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

         313,930             158,131             14,881               ----             415,506            446,521
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


          10,102              10,231            112,219               ----              17,204              3,880
       1,971,147             370,386            165,951               ----          (2,093,973)         6,756,388
        (173,913)            (29,004)              ----               ----            (205,997)           (46,962)
            (448)               (228)              ----               ----                (609)              (183)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
       1,806,888             351,385            278,170               ----          (2,283,375)         6,713,123
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

       2,120,818             509,516            293,051               ----          (1,867,869)         7,159,644
       1,207,332             697,816               ----               ----           7,832,424            672,780
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $     3,328,150     $     1,207,332    $       293,051    $          ----     $     5,964,555    $     7,832,424
=================== ================== ================== =================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                              AIM
                                                                             ---------------------------------------

                                                                                           Financial
                                                                             ---------------------------------------
                                                                                   2005                 2004
                                                                             ------------------  -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                            $         1,627     $           576
   Mortality and expense risk charge                                                     (481)               (465)
                                                                             ------------------  -------------------
Net investment income(loss)                                                             1,146                 111
                                                                             ------------------  -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                       ----                ----
   Net realized gain(loss) on sale of fund shares                                         649               9,611
                                                                             ------------------  -------------------
Net realized gain(loss)                                                                   649               9,611
                                                                             ------------------  -------------------


Change in unrealized appreciation/depreciation                                          3,311              (1,051)
                                                                             ------------------  -------------------

Net increase(decrease) in net assets resulting
   from operations                                                            $         5,106     $         8,671
                                                                             ==================  ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                $         1,146     $           111
   Net realized gain(loss)                                                                649               9,611
   Net change in unrealized appreciation/depreciation                                   3,311              (1,051)
                                                                             ------------------  -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                      5,106               8,671
                                                                             ------------------  -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  3,580               3,190
   Subaccounts transfers (including fixed account), net                                32,989               3,372
   Transfers for policyowner benefits and terminations                                (11,156)             (1,050)
   Policyowner maintenance charges                                                       (131)               (121)
                                                                             ------------------  -------------------
Net increase(decrease) from policyowner transactions                                   25,282               5,391
                                                                             ------------------  -------------------

Total increase(decrease) in net assets                                                 30,388              14,062
Net assets at beginning of period                                                      82,500              68,438
                                                                             ------------------  -------------------
Net assets at end of period                                                   $       112,888     $        82,500
                                                                             ==================  ===================


The accompanying notes are an integral part of these financial statements.


                                    AIM                                                       Janus
----------------------------------------------------------------------------- --------------------------------------

               Health                               Technology                               Growth
-------------------------------------- ------------------ ------------------- --------------------------------------
       2005               2004                2005               2004               2005                2004
------------------- ------------------ -------------------------------------- ------------------ -------------------

 $          ----     $          ----    $          ----    $          ----     $         4,697    $           803
          (1,096)               (840)              (561)              (716)             (6,980)              (760)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          (1,096)               (840)              (561)              (716)             (2,283)                43
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


            ----                ----               ----               ----                ----               ----
          21,674               5,298              1,439            (11,163)              1,032                913
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          21,674               5,298              1,439            (11,163)              1,032                913
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


           2,616                (984)            (3,445)             4,176              67,444             28,621
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


 $        23,194     $         3,474    $        (2,567)   $        (7,703)    $        66,193    $        29,577
=================== ================== ================== =================== ================== ===================




 $        (1,096)    $          (840)   $          (561)   $          (716)    $        (2,283)   $            43
          21,674               5,298              1,439            (11,163)              1,032                913
           2,616                (984)            (3,445)             4,176              67,444             28,621
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          23,194               3,474             (2,567)            (7,703)             66,193             29,577
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


           7,048              13,044              5,300              4,908               1,968                 90
         (36,660)            (56,399)            90,698             59,645             724,295            574,307
            (490)            (29,033)            (6,398)            (2,792)            (24,232)            (9,283)
             (78)                (31)               (77)               (70)               (239)               (88)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
         (30,180)            (72,419)            89,523             61,691             701,792            565,026
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          (6,986)            (68,945)            86,956             53,988             767,985            594,603
         117,023             185,968            117,507             63,519             663,269             68,666
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $       110,037     $       117,023    $       204,463    $       117,507     $     1,431,254    $       663,269
=================== ================== ================== =================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                        Neuberger Berman
                                                                             ---------------------------------------

                                                                                            Balanced
                                                                             ---------------------------------------
                                                                                   2005                 2004
                                                                             ------------------  -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                            $         4,802     $        10,657
   Mortality and expense risk charge                                                   (3,459)             (2,305)
                                                                             ------------------  -------------------
Net investment income(loss)                                                             1,343               8,352
                                                                             ------------------  -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                       ----                ----
   Net realized gain(loss) on sale of fund shares                                      16,710               3,589
                                                                             ------------------  -------------------
Net realized gain(loss)                                                                16,710               3,589
                                                                             ------------------  -------------------


Change in unrealized appreciation/depreciation                                         (2,635)             53,511
                                                                             ------------------  -------------------

Net increase(decrease) in net assets resulting
   from operations                                                            $        15,418     $        65,452
                                                                             ==================  ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                $         1,343     $         8,352
   Net realized gain(loss)                                                             16,710               3,589
   Net change in unrealized appreciation/depreciation                                  (2,635)             53,511
                                                                             ------------------  -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                     15,418              65,452
                                                                             ------------------  -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  2,343               1,740
   Subaccounts transfers (including fixed account), net                              (422,703)            717,604
   Transfers for policyowner benefits and terminations                                (16,551)             (5,810)
   Policyowner maintenance charges                                                       (308)               (273)
                                                                             ------------------  -------------------
Net increase(decrease) from policyowner transactions                                 (437,219)            713,261
                                                                             ------------------  -------------------

Total increase(decrease) in net assets                                               (421,801)            778,713
Net assets at beginning of period                                                     914,487             135,774
                                                                             ------------------  -------------------
Net assets at end of period                                                   $       492,686     $       914,487
                                                                             ==================  ===================


The accompanying notes are an integral part of these financial statements.


                                                 Neuberger Berman
--------------------------------------------------------------------------------------------------------------------

               Growth                          Limited Maturity Bond                        Partners
-------------------------------------- -------------------------------------- --------------------------------------
       2005               2004                2005               2004               2005                2004
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

 $          ----     $          ----    $         9,013    $         7,716     $        10,934    $            64
          (1,229)             (1,004)            (1,725)            (1,823)             (5,114)            (3,046)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          (1,229)             (1,004)             7,288              5,893               5,820             (2,982)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


            ----                ----               ----               ----                 254               ----
          22,902               8,727               (471)            (7,675)             51,150               (584)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          22,902               8,727               (471)            (7,675)             51,404               (584)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


          (8,690)             26,628             (3,886)             2,350              74,962             95,256
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


 $        12,983     $        34,351    $         2,931    $           568     $       132,186    $        91,690
=================== ================== ================== =================== ================== ===================




 $        (1,229)    $        (1,004)   $         7,288    $         5,893     $         5,820    $        (2,982)
          22,902               8,727               (471)            (7,675)             51,404               (584)
          (8,690)             26,628             (3,886)             2,350              74,962             95,256
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          12,983              34,351              2,931                568             132,186             91,690
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


           6,250               6,898              1,424              3,262               2,177              5,167
         (65,847)            172,399             69,168             (6,723)            541,166             52,009
         (37,498)            (38,202)               (43)            (4,464)             (6,243)           (42,667)
            (219)               (194)               (76)               (98)               (341)              (282)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
         (97,314)            140,901             70,473             (8,023)            536,759             14,227
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

         (84,331)            175,252             73,404             (7,455)            668,945            105,917
         318,649             143,397            285,919            293,374             617,180            511,263
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $       234,318     $       318,649    $       359,323    $       285,919     $     1,286,125    $       617,180
=================== ================== ================== =================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                             Rydex
                                                                             ---------------------------------------

                                                                                              Nova
                                                                             ---------------------------------------
                                                                                   2005                 2004
                                                                             ------------------  -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                            $        24,700     $           385
   Mortality and expense risk charge                                                  (23,919)            (13,631)
                                                                             ------------------  -------------------
Net investment income(loss)                                                               781             (13,246)
                                                                             ------------------  -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                       ----                ----
   Net realized gain(loss) on sale of fund shares                                     951,501             573,684
                                                                             ------------------  -------------------
Net realized gain(loss)                                                               951,501             573,684
                                                                             ------------------  -------------------


Change in unrealized appreciation/depreciation                                       (437,308)            454,687
                                                                             ------------------  -------------------

Net increase(decrease) in net assets resulting
   from operations                                                            $       514,974     $     1,015,125
                                                                             ==================  ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                $           781     $       (13,246)
   Net realized gain(loss)                                                            951,501             573,684
   Net change in unrealized appreciation/depreciation                                (437,308)            454,687
                                                                             ------------------  -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                    514,974           1,015,125
                                                                             ------------------  -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                 94,305              12,361
   Subaccounts transfers (including fixed account), net                            (4,887,324)          8,214,169
   Transfers for policyowner benefits and terminations                               (475,078)            (37,567)
   Policyowner maintenance charges                                                       (664)               (312)
                                                                             ------------------  -------------------
Net increase(decrease) from policyowner transactions                               (5,268,761)          8,188,651
                                                                             ------------------  -------------------

Total increase(decrease) in net assets                                             (4,753,787)          9,203,776
Net assets at beginning of period                                                   9,902,849             699,073
                                                                             ------------------  -------------------
Net assets at end of period                                                   $     5,149,062     $     9,902,849
                                                                             ==================  ===================


The accompanying notes are an integral part of these financial statements.


                                                       Rydex
--------------------------------------------------------------------------------------------------------------------

                 OTC                              Precious Metals                             Ursa
-------------------------------------- -------------------------------------- --------------------------------------
       2005               2004                2005               2004               2005                2004
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


 $          ----     $          ----    $          ----    $          ----     $          ----    $          ----
         (10,505)             (8,801)            (6,809)            (7,624)            (18,738)            (6,883)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
         (10,505)             (8,801)            (6,809)            (7,624)            (18,738)            (6,883)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


            ----                ----               ----               ----                ----               ----
          54,484               4,436             65,172            (57,119)            163,523           (173,000)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          54,484               4,436             65,172            (57,119)            163,523           (173,000)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


        (139,281)            120,625            166,411           (229,497)              6,157                767
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


 $       (95,302)    $       116,260    $       224,774    $      (294,240)    $       150,942    $      (179,116)
=================== ================== ================== =================== ================== ===================




 $       (10,505)    $        (8,801)   $        (6,809)   $        (7,624)    $       (18,738)   $        (6,883)
          54,484               4,436             65,172            (57,119)            163,523           (173,000)
        (139,281)            120,625            166,411           (229,497)              6,157                767
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

         (95,302)            116,260            224,774           (294,240)            150,942           (179,116)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


          27,836             104,605            106,083              9,955             724,399              1,375
         864,996           3,209,793             47,962            (28,595)            505,677            264,190
         (51,959)            (45,930)           (78,613)          (107,666)           (664,451)              (402)
            (293)               (318)              (365)              (284)               (407)              (260)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
         840,580           3,268,150             75,067           (126,590)            565,218            264,903
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

         745,278           3,384,410            299,841           (420,830)            716,160             85,787
       4,151,581             767,171          1,165,996          1,586,826             211,085            125,298
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $     4,896,859     $     4,151,581    $     1,465,837    $     1,165,996     $       927,245    $       211,085
=================== ================== ================== =================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                             Rydex
                                                                             ---------------------------------------

                                                                                       US Government Bond
                                                                             ---------------------------------------
                                                                                   2005                 2004
                                                                             ------------------  -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                            $        15,999     $         3,336
   Mortality and expense risk charge                                                   (2,729)               (546)
                                                                             ------------------  -------------------
Net investment income(loss)                                                            13,270               2,790
                                                                             ------------------  -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                       ----               4,758
   Net realized gain(loss) on sale of fund shares                                     (94,005)            (22,526)
                                                                             ------------------  -------------------
Net realized gain(loss)                                                               (94,005)            (17,768)
                                                                             ------------------  -------------------


Change in unrealized appreciation/depreciation                                          8,818                 378
                                                                             ------------------  -------------------

Net increase(decrease) in net assets resulting
   from operations                                                            $       (71,917)    $       (14,600)
                                                                             ==================  ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                $        13,270     $         2,790
   Net realized gain(loss)                                                            (94,005)            (17,768)
   Net change in unrealized appreciation/depreciation                                   8,818                 378
                                                                             ------------------  -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                    (71,917)            (14,600)
                                                                             ------------------  -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  1,890               3,090
   Subaccounts transfers (including fixed account), net                               627,806              22,302
   Transfers for policyowner benefits and terminations                                (86,678)            (12,000)
   Policyowner maintenance charges                                                       (112)                (48)
                                                                             ------------------  -------------------
Net increase(decrease) from policyowner transactions                                  542,906              13,344
                                                                             ------------------  -------------------

Total increase(decrease) in net assets                                                470,989              (1,256)
Net assets at beginning of period                                                      27,622              28,878
                                                                             ------------------  -------------------
Net assets at end of period                                                   $       498,611     $        27,622
                                                                             ==================  ===================


The accompanying notes are an integral part of these financial statements.

                                                       Rydex
----------------------------------------------------------------------------- --------------------------------------

               Arktos                                 Mekros                             Sector Rotation
-------------------------------------- -------------------------------------- --------------------------------------
       2005               2004                2005               2004               2005                2004
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

 $          ----     $          ----    $           610    $          ----     $          ----    $          ----
            (284)               ----               (318)              ----                 (87)              ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
            (284)               ----                292               ----                 (87)              ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


            ----                ----               ----               ----                ----               ----
         (35,116)               ----            (52,013)              ----                   3               ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
         (35,116)               ----            (52,013)              ----                   3               ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


               1                ----             (1,513)              ----               4,557               ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


 $       (35,399)    $          ----    $       (53,234)   $          ----     $         4,473    $          ----
=================== ================== ================== =================== ================== ===================




 $          (284)    $          ----    $           292    $          ----     $           (87)   $          ----
         (35,116)               ----            (52,013)              ----                   3               ----
               1                ----             (1,513)              ----               4,557               ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

         (35,399)               ----            (53,234)              ----               4,473               ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


            ----                ----              4,215               ----             106,349               ----
          35,399                ----            130,389               ----                ----               ----
            ----                ----               ----               ----                ----               ----
            ----                ----               ----               ----                ----               ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          35,399                ----            134,604               ----             106,349               ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

            ----                ----             81,370               ----             110,822               ----
            ----                ----               ----               ----                ----               ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $          ----     $          ----    $        81,370    $          ----     $       110,822    $          ----
=================== ================== ================== =================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                          Third Avenue
                                                                             ---------------------------------------

                                                                                             Value
                                                                             ---------------------------------------
                                                                                   2005                 2004
                                                                             ------------------  -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                            $        79,123     $        11,574
   Mortality and expense risk charge                                                  (34,643)            (11,508)
                                                                             ------------------  -------------------
Net investment income(loss)                                                            44,480                  66
                                                                             ------------------  -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                    128,869              22,150
   Net realized gain(loss) on sale of fund shares                                     347,144             155,068
                                                                             ------------------  -------------------
Net realized gain(loss)                                                               476,013             177,218
                                                                             ------------------  -------------------


Change in unrealized appreciation/depreciation                                        196,013             329,589
                                                                             ------------------  -------------------

Net increase(decrease) in net assets resulting
   from operations                                                            $       716,506     $       506,873
                                                                             ==================  ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                $        44,480     $            66
   Net realized gain(loss)                                                            476,013             177,218
   Net change in unrealized appreciation/depreciation                                 196,013             329,589
                                                                             ------------------  -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                    716,506             506,873
                                                                             ------------------  -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                521,273              40,582
   Subaccounts transfers (including fixed account), net                             3,902,069           2,484,696
   Transfers for policyowner benefits and terminations                               (503,438)            (19,645)
   Policyowner maintenance charges                                                     (1,225)               (452)
                                                                             ------------------  -------------------
Net increase(decrease) from policyowner transactions                                3,918,679           2,505,181
                                                                             ------------------  -------------------

Total increase(decrease) in net assets                                              4,635,185           3,012,054
Net assets at beginning of period                                                   4,364,316           1,352,262
                                                                             ------------------  -------------------
Net assets at end of period                                                   $     8,999,501     $     4,364,316
                                                                             ==================  ===================


The accompanying notes are an integral part of these financial statements.



                                                     Vanguard
--------------------------------------------------------------------------------------------------------------------

            Money Market                           Equity Index                            Total Bond
-------------------------------------- -------------------------------------- --------------------------------------
       2005               2004                2005               2004               2005                2004
------------------- ------------------ ------------------ ------------------- ------------------  ------------------


 $       933,951     $       328,121    $        29,397    $        16,865     $        58,074     $        15,087
        (164,447)           (142,159)           (11,171)            (9,447)            (13,058)             (2,184)
------------------- ------------------ ------------------ ------------------- ------------------  ------------------
         769,504             185,962             18,226              7,418              45,016              12,903
------------------- ------------------ ------------------ ------------------- ------------------  ------------------


            ----                ----             68,790             33,248              10,324                 495
            ----                ----             26,637             68,986             (12,661)             (2,168)
------------------- ------------------ ------------------ ------------------- ------------------  ------------------
            ----                ----             95,427            102,234              (2,337)             (1,673)
------------------- ------------------ ------------------ ------------------- ------------------  ------------------


            ----                ----             (3,502)            51,998               8,926               1,633
------------------- ------------------ ------------------ ------------------- ------------------  ------------------


 $       769,504     $       185,962    $       110,151    $       161,650     $        51,605     $        12,863
=================== ================== ================== =================== ==================  ==================




 $       769,504     $       185,962    $        18,226    $         7,418     $        45,016     $        12,903
            ----                ----             95,427            102,234              (2,337)             (1,673)
            ----                ----             (3,502)            51,998               8,926               1,633
------------------- ------------------ ------------------ ------------------- ------------------  ------------------

         769,504             185,962            110,151            161,650              51,605              12,863
------------------- ------------------ ------------------ ------------------- ------------------  ------------------


      24,264,319          31,232,212            594,908            103,206           1,088,098              22,589
     (14,414,615)        (28,189,569)           572,056           (376,583)          3,105,399             528,660
      (6,002,483)         (2,175,852)           (62,058)           (16,844)           (108,385)            (70,832)
          (3,449)             (3,268)              (563)              (434)               (279)               (185)
------------------- ------------------ ------------------ ------------------- ------------------  ------------------
       3,843,772             863,523          1,104,343           (290,655)          4,084,833             480,232
------------------- ------------------ ------------------ ------------------- ------------------  ------------------

       4,613,276           1,049,485          1,214,494           (129,005)          4,136,438             493,095
      17,244,326          16,194,841          1,740,260          1,869,265             744,899             251,804
------------------- ------------------ ------------------ ------------------- ------------------  ------------------
 $    21,857,602     $    17,244,326    $     2,954,754    $     1,740,260     $     4,881,337     $       744,899
=================== ================== ================== =================== ==================  ==================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Vanguard
                                                                             ---------------------------------------

                                                                                           REIT Index
                                                                             ---------------------------------------
                                                                                   2005                 2004
                                                                             ------------------  -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                            $        56,551     $       132,630
   Mortality and expense risk charge                                                   (9,269)            (10,766)
                                                                             ------------------  -------------------
Net investment income(loss)                                                            47,282             121,864
                                                                             ------------------  -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                    124,801              87,938
   Net realized gain(loss) on sale of fund shares                                         784             161,319
                                                                             ------------------  -------------------
Net realized gain(loss)                                                               125,585             249,257
                                                                             ------------------  -------------------


Change in unrealized appreciation/depreciation                                        (86,401)            (71,608)
                                                                             ------------------  -------------------

Net increase(decrease) in net assets resulting
   from operations                                                            $        86,466     $       299,513
                                                                             ==================  ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                $        47,282     $       121,864
   Net realized gain(loss)                                                            125,585             249,257
   Net change in unrealized appreciation/depreciation                                 (86,401)            (71,608)
                                                                             ------------------  -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                     86,466             299,513
                                                                             ------------------  -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                442,523              40,108
   Subaccounts transfers (including fixed account), net                              (159,432)         (2,639,616)
   Transfers for policyowner benefits and terminations                               (100,696)            (61,788)
   Policyowner maintenance charges                                                       (363)               (269)
                                                                             ------------------  -------------------
Net increase(decrease) from policyowner transactions                                  182,032          (2,661,565)
                                                                             ------------------  -------------------

Total increase(decrease) in net assets                                                268,498          (2,362,052)
Net assets at beginning of period                                                   2,016,796           4,378,848
                                                                             ------------------  -------------------
Net assets at end of period                                                   $     2,285,294     $     2,016,796
                                                                             ==================  ===================


The accompanying notes are an integral part of these statements.


                                                     Vanguard
--------------------------------------------------------------------------------------------------------------------

               Mid-Cap                          Stock Market Index                        Equity Income
-------------------------------------- -------------------------------------- --------------------------------------
       2005               2004                2005               2004               2005                2004
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

 $         8,793     $         3,372    $          ----    $          ----     $        50,170    $        18,002
          (6,050)             (3,197)              (100)              ----             (12,209)            (5,300)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
           2,743                 175               (100)              ----              37,961             12,702
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


            ----                ----               ----               ----             114,973             90,778
          55,013              20,400                  2               ----              (3,101)           (21,655)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          55,013              20,400                  2               ----             111,872             69,123
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


          84,760              83,275              2,140               ----             (57,553)            49,453
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


 $       142,516     $       103,850    $         2,042    $          ----     $        92,280    $       131,278
=================== ================== ================== =================== ================== ===================




 $         2,743     $           175    $          (100)   $          ----     $        37,961    $        12,702
          55,013              20,400                  2               ----             111,872             69,123
          84,760              83,275              2,140               ----             (57,553)            49,453
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

         142,516             103,850              2,042               ----              92,280            131,278
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


         492,871              26,641             54,470               ----             328,014            135,930
         203,844             194,945            100,834               ----           1,072,700            770,142
         (41,813)            (21,793)              ----               ----            (104,352)           (10,320)
            (327)               (239)              ----               ----                (358)              (232)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
         654,575             199,554            155,304               ----           1,296,004            895,520
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

         797,091             303,404            157,346               ----           1,388,284          1,026,798
         808,957             505,553               ----               ----           1,420,992            394,194
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $     1,606,048     $       808,957    $       157,346    $          ----     $     2,809,276    $     1,420,992
=================== ================== ================== =================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                           Vanguard
                                                                            ----------------------------------------

                                                                                            Growth
                                                                            ----------------------------------------
                                                                                   2005                 2004
                                                                            -------------------  -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                           $         1,229      $           343
   Mortality and expense risk charge                                                  (2,988)                (582)
                                                                            -------------------  -------------------
Net investment income(loss)                                                           (1,759)                (239)
                                                                            -------------------  -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                      ----                 ----
   Net realized gain(loss) on sale of fund shares                                      2,998                  888
                                                                            -------------------  -------------------
Net realized gain(loss)                                                                2,998                  888
                                                                            -------------------  -------------------


Change in unrealized appreciation/depreciation                                        70,021                6,213
                                                                            -------------------  -------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $        71,260      $         6,862
                                                                            ===================  ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $        (1,759)     $          (239)
   Net realized gain(loss)                                                             2,998                  888
   Net change in unrealized appreciation/depreciation                                 70,021                6,213
                                                                            -------------------  -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                    71,260                6,862
                                                                            -------------------  -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                67,062               10,312
   Subaccounts transfers (including fixed account), net                            1,838,281              161,968
   Transfers for policyowner benefits and terminations                               (36,938)                (147)
   Policyowner maintenance charges                                                      (118)                 (41)
                                                                            -------------------  -------------------
Net increase(decrease) from policyowner transactions                               1,868,287              172,092
                                                                            -------------------  -------------------

Total increase(decrease) in net assets                                             1,939,547              178,954
Net assets at beginning of period                                                    237,587               58,633
                                                                            -------------------  -------------------
Net assets at end of period                                                  $     2,177,134      $       237,587
                                                                            ===================  ===================


The accompanying notes are an integral part of these statements.


                                                     Vanguard
--------------------------------------------------------------------------------------------------------------------

           High Yield Bond                           Balanced                             International
-------------------------------------- -------------------------------------- --------------------------------------
       2005               2004                2005               2004               2005                2004
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

 $       108,886     $       142,105    $          ----    $          ----     $        36,656    $         8,038
          (8,412)             (4,537)              (108)              ----             (19,278)            (4,809)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
         100,474             137,568               (108)              ----              17,378              3,229
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


            ----                ----               ----               ----                ----               ----
         (19,499)            (89,109)                 1               ----              35,694             29,288
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
         (19,499)            (89,109)                 1               ----              35,694             29,288
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


         (42,853)             (9,611)               659               ----             637,808            143,334
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


 $        38,122     $        38,848    $           552    $          ----     $       690,880    $       175,851
=================== ================== ================== =================== ================== ===================




 $       100,474     $       137,568    $          (108)   $          ----     $        17,378    $         3,229
         (19,499)            (89,109)                 1               ----              35,694             29,288
         (42,853)             (9,611)               659               ----             637,808            143,334
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          38,122              38,848                552               ----             690,880            175,851
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


         196,304              68,615             27,675               ----             805,442              1,537
         804,110             271,043            151,178               ----           2,928,010          1,234,795
         (38,449)            (44,659)              ----               ----            (106,085)           (45,523)
            (255)               (108)              ----               ----                (684)              (255)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
         961,710             294,891            178,853               ----           3,626,683          1,190,554
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

         999,832             333,739            179,405               ----           4,317,563          1,366,405
         926,544             592,805               ----               ----           1,948,874            582,469
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $     1,926,376     $       926,544    $       179,405    $          ----     $     6,266,437    $     1,948,874
=================== ================== ================== =================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                           Vanguard
                                                                            ----------------------------------------

                                                                                          Diversified
                                                                            ----------------------------------------
                                                                                   2005                 2004
                                                                            -------------------  -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                           $        41,428      $         8,908
   Mortality and expense risk charge                                                 (17,713)              (4,170)
                                                                            -------------------  -------------------
Net investment income(loss)                                                           23,715                4,738
                                                                            -------------------  -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                      ----                 ----
   Net realized gain(loss) on sale of fund shares                                     62,495               19,838
                                                                            -------------------  -------------------
Net realized gain(loss)                                                               62,495               19,838
                                                                            -------------------  -------------------


Change in unrealized appreciation/depreciation                                       143,973              154,237
                                                                            -------------------  -------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $       230,183      $       178,813
                                                                            ===================  ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $        23,715      $         4,738
   Net realized gain(loss)                                                            62,495               19,838
   Net change in unrealized appreciation/depreciation                                143,973              154,237
                                                                            -------------------  -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                   230,183              178,813
                                                                            -------------------  -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                               206,449               32,866
   Subaccounts transfers (including fixed account), net                            1,307,035            1,736,375
   Transfers for policyowner benefits and terminations                              (132,053)             (50,798)
   Policyowner maintenance charges                                                      (583)                (207)
                                                                            -------------------  -------------------
Net increase(decrease) from policyowner transactions                               1,380,848            1,718,236
                                                                            -------------------  -------------------

Total increase(decrease) in net assets                                             1,611,031            1,897,049
Net assets at beginning of period                                                  2,175,006              277,957
                                                                            -------------------  -------------------
Net assets at end of period                                                  $     3,786,037      $     2,175,006
                                                                            ===================  ===================


The accompanying notes are an integral part of these statements.



              Vanguard                                                 Wells Fargo
-------------------------------------- -----------------------------------------------------------------------------

        Small Company Growth                         Discovery                             Opportunity
-------------------------------------- -------------------------------------- --------------------------------------
       2005               2004                2005               2004               2005                2004
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

 $          ----     $           377    $          ----    $          ----     $          ----    $          ----
          (4,607)             (2,816)              (943)              ----              (4,244)            (4,061)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          (4,607)             (2,439)              (943)              ----              (4,244)            (4,061)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


          28,516                ----               ----               ----                ----               ----
          13,517               5,098              1,571               ----              35,444             33,655
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          42,033               5,098              1,571               ----              35,444             33,655
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


          42,114              51,407             33,053               ----              14,880             95,874
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


 $        79,540     $        54,066    $        33,681    $          ----     $        46,080    $       125,468
=================== ================== ================== =================== ================== ===================




 $        (4,607)    $        (2,439)   $          (943)   $          ----     $        (4,244)   $        (4,061)
          42,033               5,098              1,571               ----              35,444             33,655
          42,114              51,407             33,053               ----              14,880             95,874
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          79,540              54,066             33,681               ----              46,080            125,468
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


         309,279              12,954                820               ----              13,605             21,577
         447,865             174,277            215,377               ----            (130,297)           149,037
          (5,781)            (67,269)            (7,514)              ----             (14,812)           (20,050)
            (275)               (155)              (144)              ----                (306)              (331)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
         751,088             119,807            208,539               ----            (131,810)           150,233
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

         830,628             173,873            242,220               ----             (85,730)           275,701
         612,887             439,014               ----               ----             883,612            607,911
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $     1,443,515     $       612,887    $       242,220    $          ----     $       797,882    $       883,612
=================== ================== ================== =================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                           ProFunds
                                                                            ----------------------------------------

                                                                                             Bull
                                                                            ----------------------------------------
                                                                                   2005                 2004
                                                                            -------------------  -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                           $           873      $          ----
   Mortality and expense risk charge                                                  (1,443)                ----
                                                                            -------------------  -------------------
Net investment income(loss)                                                             (570)                ----
                                                                            -------------------  -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                      ----                 ----
   Net realized gain(loss) on sale of fund shares                                     11,963                 ----
                                                                            -------------------  -------------------
Net realized gain(loss)                                                               11,963                 ----
                                                                            -------------------  -------------------


Change in unrealized appreciation/depreciation                                         5,207                 ----
                                                                            -------------------  -------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $        16,600      $          ----
                                                                            ===================  ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $          (570)     $          ----
   Net realized gain(loss)                                                            11,963                 ----
   Net change in unrealized appreciation/depreciation                                  5,207                 ----
                                                                            -------------------  -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                    16,600                 ----
                                                                            -------------------  -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  ----                 ----
   Subaccounts transfers (including fixed account), net                              545,015                 ----
   Transfers for policyowner benefits and terminations                               (24,950)                ----
   Policyowner maintenance charges                                                      ----                 ----
                                                                            -------------------  -------------------
Net increase(decrease) from policyowner transactions                                 520,065                 ----
                                                                            -------------------  -------------------

Total increase(decrease) in net assets                                               536,665                 ----
Net assets at beginning of period                                                       ----                 ----
                                                                            -------------------  -------------------
Net assets at end of period                                                  $       536,665      $          ----
                                                                            ===================  ===================


The accompanying notes are an integral part of these statements.


                                                      ProFunds
--------------------------------------------------------------------------------------------------------------------

               Europe                                 Mid-Cap                                  OTC
-------------------------------------- -------------------------------------- --------------------------------------
       2005               2004                2005               2004               2005                2004
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

 $            64     $          ----    $          ----    $          ----     $          ----    $          ----
             (35)               ----               (927)              ----              (1,541)              ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
              29                ----               (927)              ----              (1,541)              ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


           4,666                ----               ----               ----              58,936               ----
         (10,063)               ----             (1,142)              ----             (58,502)              ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          (5,397)               ----             (1,142)              ----                 434               ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


             164                ----              8,116               ----             (14,722)              ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


 $        (5,204)    $          ----    $         6,047    $          ----     $       (15,829)   $          ----
=================== ================== ================== =================== ================== ===================




 $            29     $          ----    $          (927)   $          ----     $        (1,541)   $          ----
          (5,397)               ----             (1,142)              ----                 434               ----
             164                ----              8,116               ----             (14,722)              ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          (5,204)               ----              6,047               ----             (15,829)              ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


           1,660                ----              1,660               ----                ----               ----
           9,308                ----            504,216               ----             616,146               ----
            ----                ----            (26,442)              ----                (834)              ----
            ----                ----               ----               ----                ----               ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          10,968                ----            479,434               ----             615,312               ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

           5,764                ----            485,481               ----             599,483               ----
            ----                ----               ----               ----                ----               ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $         5,764     $          ----    $       485,481    $          ----     $       599,483    $          ----
=================== ================== ================== =================== ================== ===================


                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                           ProFunds
                                                                            ----------------------------------------

                                                                                           Small-Cap
                                                                            ----------------------------------------
                                                                                   2005                 2004
                                                                            -------------------  -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                           $          ----      $          ----
   Mortality and expense risk charge                                                  (1,683)                ----
                                                                            -------------------  -------------------
Net investment income(loss)                                                           (1,683)                ----
                                                                            -------------------  -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                    51,338                 ----
   Net realized gain(loss) on sale of fund shares                                    (39,988)                ----
                                                                            -------------------  -------------------
Net realized gain(loss)                                                               11,350                 ----
                                                                            -------------------  -------------------


Change in unrealized appreciation/depreciation                                        (3,589)                ----
                                                                            -------------------  -------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $         6,078      $          ----
                                                                            ===================  ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $        (1,683)     $          ----
   Net realized gain(loss)                                                            11,350                 ----
   Net change in unrealized appreciation/depreciation                                 (3,589)                ----
                                                                            -------------------  -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                     6,078                 ----
                                                                            -------------------  -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  ----                 ----
   Subaccounts transfers (including fixed account), net                              438,319                 ----
   Transfers for policyowner benefits and terminations                               (26,486)                ----
   Policyowner maintenance charges                                                      ----                 ----
                                                                            -------------------  -------------------
Net increase(decrease) from policyowner transactions                                 411,833                 ----
                                                                            -------------------  -------------------

Total increase(decrease) in net assets                                               417,911                 ----
Net assets at beginning of period                                                       ----                 ----
                                                                            -------------------  -------------------
Net assets at end of period                                                  $       417,911      $          ----
                                                                            ===================  ===================


The accompanying notes are an integral part of these statements.



                                                     ProFunds
--------------------------------------------------------------------------------------------------------------------

           Small-Cap Value                             Bear                                 Short OTC
-------------------------------------- -------------------------------------- --------------------------------------
       2005               2004                2005               2004               2005                2004
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


 $          ----     $          ----    $          ----    $          ----     $          ----    $          ----
              (5)               ----               (613)              ----                (763)              ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
              (5)               ----               (613)              ----                (763)              ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


            ----                ----               ----               ----                ----               ----
            ----                ----             (2,774)              ----             (31,598)              ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
            ----                ----             (2,774)              ----             (31,598)              ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


              (5)               ----             18,599               ----               5,023               ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


 $           (10)    $          ----    $        15,212    $          ----     $       (27,338)   $          ----
=================== ================== ================== =================== ================== ===================




 $            (5)    $          ----    $          (613)   $          ----     $          (763)   $          ----
            ----                ----             (2,774)              ----             (31,598)              ----
              (5)               ----             18,599               ----               5,023               ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

             (10)               ----             15,212               ----             (27,338)              ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


            ----                ----             33,304               ----                ----               ----
         439,068                ----          1,611,948               ----             347,400               ----
            ----                ----               ----               ----                ----               ----
            ----                ----               ----               ----                ----               ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
         439,068                ----          1,645,252               ----             347,400               ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

         439,058                ----          1,660,464               ----             320,062               ----
            ----                ----               ----               ----                ----               ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $       439,058     $          ----    $     1,660,464    $          ----     $       320,062    $          ----
=================== ================== ================== =================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                           ProFunds
                                                                            ----------------------------------------

                                                                                        Short Small-Cap
                                                                            ----------------------------------------
                                                                                   2005                 2004
                                                                            -------------------  -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                           $          ----      $          ----
   Mortality and expense risk charge                                                    (405)                ----
                                                                            -------------------  -------------------
Net investment income(loss)                                                             (405)                ----
                                                                            -------------------  -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                      ----                 ----
   Net realized gain(loss) on sale of fund shares                                    (13,422)                ----
                                                                            -------------------  -------------------
Net realized gain(loss)                                                              (13,422)                ----
                                                                            -------------------  -------------------


Change in unrealized appreciation/depreciation                                          ----                 ----
                                                                            -------------------  -------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $       (13,827)     $          ----
                                                                            ===================  ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $          (405)     $          ----
   Net realized gain(loss)                                                           (13,422)                ----
   Net change in unrealized appreciation/depreciation                                   ----                 ----
                                                                            -------------------  -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                   (13,827)                ----
                                                                            -------------------  -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  ----                 ----
   Subaccounts transfers (including fixed account), net                               13,827                 ----
   Transfers for policyowner benefits and terminations                                  ----                 ----
   Policyowner maintenance charges                                                      ----                 ----
                                                                            -------------------  -------------------
Net increase(decrease) from policyowner transactions                                  13,827                 ----
                                                                            -------------------  -------------------

Total increase(decrease) in net assets                                                  ----                 ----
Net assets at beginning of period                                                       ----                 ----
                                                                            -------------------  -------------------
Net assets at end of period                                                  $          ----      $          ----
                                                                            ===================  ===================


The accompanying notes are an integral part of these statements.


                                                     ProFunds
--------------------------------------------------------------------------------------------------------------------

              UltraMid                               UltraOTC                              UltraSmall
-------------------------------------- -------------------------------------- --------------------------------------
       2005               2004                2005               2004               2005                2004
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

 $          ----     $          ----    $          ----    $          ----     $          ----    $          ----
            (171)               ----               (396)              ----                 (63)              ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
            (171)               ----               (396)              ----                 (63)              ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


             273                ----              8,177               ----               5,639               ----
          (6,738)               ----             (2,681)              ----              (8,094)              ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          (6,465)               ----              5,496               ----              (2,455)              ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


            (120)               ----             (5,968)              ----              (1,124)              ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


 $        (6,756)    $          ----    $          (868)   $          ----     $        (3,642)   $          ----
=================== ================== ================== =================== ================== ===================




 $          (171)    $          ----    $          (396)   $          ----     $           (63)   $          ----
          (6,465)               ----              5,496               ----              (2,455)              ----
            (120)               ----             (5,968)              ----              (1,124)              ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          (6,756)               ----               (868)              ----              (3,642)              ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


           1,660                ----             33,304               ----               1,107               ----
          11,116                ----            294,003               ----              22,679               ----
            (200)               ----               (461)              ----                ----               ----
            ----                ----               ----               ----                ----               ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          12,576                ----            326,846               ----              23,786               ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

           5,820                ----            325,978               ----              20,144               ----
            ----                ----               ----               ----                ----               ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $         5,820     $          ----    $       325,978    $          ----     $        20,144    $          ----
=================== ================== ================== =================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                           ProFunds
                                                                            ----------------------------------------

                                                                                           UltraBull
                                                                            ----------------------------------------
                                                                                   2005                 2004
                                                                            -------------------  -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                           $          ----      $          ----
   Mortality and expense risk charge                                                     (44)                ----
                                                                            -------------------  -------------------
Net investment income(loss)                                                              (44)                ----
                                                                            -------------------  -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                      ----                 ----
   Net realized gain(loss) on sale of fund shares                                        754                 ----
                                                                            -------------------  -------------------
Net realized gain(loss)                                                                  754                 ----
                                                                            -------------------  -------------------


Change in unrealized appreciation/depreciation                                             3                 ----
                                                                            -------------------  -------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $           713      $          ----
                                                                            ===================  ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $           (44)     $          ----
   Net realized gain(loss)                                                               754                 ----
   Net change in unrealized appreciation/depreciation                                      3                 ----
                                                                            -------------------  -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                       713                 ----
                                                                            -------------------  -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                 1,107                 ----
   Subaccounts transfers (including fixed account), net                               11,216                 ----
   Transfers for policyowner benefits and terminations                               (11,021)                ----
   Policyowner maintenance charges                                                      ----                 ----
                                                                            -------------------  -------------------
Net increase(decrease) from policyowner transactions                                   1,302                 ----
                                                                            -------------------  -------------------

Total increase(decrease) in net assets                                                 2,015                 ----
Net assets at beginning of period                                                       ----                 ----
                                                                            -------------------  -------------------
Net assets at end of period                                                  $         2,015      $          ----
                                                                            ===================  ===================


The accompanying notes are an integral part of these statements.


                                                      ProFunds
--------------------------------------------------------------------------------------------------------------------

        U.S. Government Plus                        Opportunity                             Oil & Gas
-------------------------------------- -------------------------------------- --------------------------------------
       2005               2004                2005               2004               2005                2004
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

 $         7,366     $          ----    $          ----    $          ----     $          ----    $          ----
          (2,612)               ----               (274)              ----                (576)              ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
           4,754                ----               (274)              ----                (576)              ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


            ----                ----               ----               ----               4,976               ----
         (16,039)               ----              1,444               ----              (7,519)              ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
         (16,039)               ----              1,444               ----              (2,543)              ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


             255                ----              2,431               ----                (652)              ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


 $       (11,030)    $          ----    $         3,601    $          ----     $        (3,771)   $          ----
=================== ================== ================== =================== ================== ===================




 $         4,754     $          ----    $          (274)   $          ----     $          (576)   $          ----
         (16,039)               ----              1,444               ----              (2,543)              ----
             255                ----              2,431               ----                (652)              ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

         (11,030)               ----              3,601               ----              (3,771)              ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


            ----                ----               ----               ----               1,107               ----
         379,558                ----          2,170,262               ----              33,581               ----
        (102,900)               ----               ----               ----                ----               ----
            ----                ----               ----               ----                ----               ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
         276,658                ----          2,170,262               ----              34,688               ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

         265,628                ----          2,173,863               ----              30,917               ----
            ----                ----               ----               ----                ----               ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $       265,628     $          ----    $     2,173,863    $          ----     $        30,917    $          ----
=================== ================== ================== =================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                           ProFunds
                                                                            ----------------------------------------

                                                                                        Precious Metals
                                                                            ----------------------------------------
                                                                                   2005                 2004
                                                                            -------------------  -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                           $          ----      $          ----
   Mortality and expense risk charge                                                     (84)                ----
                                                                            -------------------  -------------------
Net investment income(loss)                                                              (84)                ----
                                                                            -------------------  -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                      ----                 ----
   Net realized gain(loss) on sale of fund shares                                      7,731                 ----
                                                                            -------------------  -------------------
Net realized gain(loss)                                                                7,731                 ----
                                                                            -------------------  -------------------


Change in unrealized appreciation/depreciation                                         1,786                 ----
                                                                            -------------------  -------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $         9,433      $          ----
                                                                            ===================  ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $           (84)     $          ----
   Net realized gain(loss)                                                             7,731                 ----
   Net change in unrealized appreciation/depreciation                                  1,786                 ----
                                                                            -------------------  -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                     9,433                 ----
                                                                            -------------------  -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                 1,107                 ----
   Subaccounts transfers (including fixed account), net                               18,025                 ----
   Transfers for policyowner benefits and terminations                                  ----                 ----
   Policyowner maintenance charges                                                      ----                 ----
                                                                            -------------------  -------------------
Net increase(decrease) from policyowner transactions                                  19,132                 ----
                                                                            -------------------  -------------------

Total increase(decrease) in net assets                                                28,565                 ----
Net assets at beginning of period                                                       ----                 ----
                                                                            -------------------  -------------------
Net assets at end of period                                                  $        28,565      $          ----
                                                                            ===================  ===================


The accompanying notes are an integral part of these statements.



                                                     ProFunds
--------------------------------------------------------------------------------------------------------------------

             Real Estate                            High Yield                            Money Market
-------------------------------------- -------------------------------------- --------------------------------------
       2005               2004                2005               2004               2005                2004
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


 $            43     $          ----    $          ----    $          ----     $        84,287    $          ----
             (88)               ----                (41)              ----             (32,692)              ----
------------------- ------------------ ------------------ ------------------ ------------------ -------------------
             (45)               ----                (41)              ----              51,595               ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


            ----                ----               ----               ----                ----               ----
          (1,993)               ----               (708)              ----                ----               ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          (1,993)               ----               (708)              ----                ----               ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


             (29)               ----               ----               ----                ----               ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


 $        (2,067)    $          ----    $          (749)   $          ----     $        51,595    $          ----
=================== ================== ================== =================== ================== ===================




 $           (45)    $          ----    $           (41)   $          ----     $        51,595    $          ----
          (1,993)               ----               (708)              ----                ----               ----
             (29)               ----               ----               ----                ----               ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          (2,067)               ----               (749)              ----              51,595               ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


           1,660                ----               ----               ----          12,918,307               ----
           2,666                ----                749               ----          (7,466,767)              ----
            (600)               ----               ----               ----            (530,553)              ----
            ----                ----               ----               ----                ----               ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
           3,726                ----                749               ----           4,920,987               ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

           1,659                ----               ----               ----           4,972,582               ----
            ----                ----               ----               ----                ----               ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $         1,659     $          ----    $          ----    $          ----     $     4,972,582    $          ----
=================== ================== ================== =================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                             Pimco
                                                                            ----------------------------------------

                                                                                           Commodity
                                                                            ----------------------------------------
                                                                                   2005                 2004
                                                                            -------------------  -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                           $           259      $          ----
   Mortality and expense risk charge                                                      (5)                ----
                                                                            -------------------  -------------------
Net investment income(loss)                                                              254                 ----
                                                                            -------------------  -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                        20                 ----
   Net realized gain(loss) on sale of fund shares                                       ----                 ----
                                                                            -------------------  -------------------
Net realized gain(loss)                                                                   20                 ----
                                                                            -------------------  -------------------


Change in unrealized appreciation/depreciation                                          (835)                ----
                                                                            -------------------  -------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $          (561)     $          ----
                                                                            ===================  ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $           254      $          ----
   Net realized gain(loss)                                                                20                 ----
   Net change in unrealized appreciation/depreciation                                   (835)                ----
                                                                            -------------------  -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                      (561)                ----
                                                                            -------------------  -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  ----                 ----
   Subaccounts transfers (including fixed account), net                               28,044                 ----
   Transfers for policyowner benefits and terminations                                  ----                 ----
   Policyowner maintenance charges                                                      ----                 ----
                                                                            -------------------  -------------------
Net increase(decrease) from policyowner transactions                                  28,044                 ----
                                                                            -------------------  -------------------

Total increase(decrease) in net assets                                                27,483                 ----
Net assets at beginning of period                                                       ----                 ----
                                                                            -------------------  -------------------
Net assets at end of period                                                  $        27,483      $          ----
                                                                            ===================  ===================


The accompanying notes are an integral part of these statements.

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                          NOTES TO FINANCIAL STATEMENTS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004

1.  ORGANIZATION

    Ameritas Life Insurance Corp. Separate Account LLVA (the Account) was established on October 26, 1995, under Nebraska law. The assets of the Account are held by Ameritas Life Insurance Corp. (ALIC) (an indirect wholly owned subsidiary of Ameritas Acacia Mutual Holding Company), are segregated from all of ALIC's other assets and are used only to support the variable annuity products issued by ALIC.

    Management believes these financial statements should be read in conjunction with the policyowner statements and policy and fund prospectuses.

    The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is made up of variable investment options called subaccounts for which accumulation units are separately maintained. Each subaccount corresponds to a single underlying non-publicly traded portfolio issued through a series fund. At December 31, 2005 there are seventy-four subaccounts available within the Account:

    Calvert Asset Management Company, Inc.                    Fidelity Management & Research Company
    (Advisor) (See Note 3)                                      Fidelity
      Calvert (Fund)                                             *Overseas IC
       *Balanced (Subaccount)                                     (Commenced December 28, 2005)
        (Commenced June 20, 2000)                                *Inv. Grade Bond IC
       *International Equity                                      (Commenced June 20, 2000)
        (Commenced July 31, 2000)                                *Equity Income IC
       *Mid Cap                                                   (Commenced October 10, 2005)
        (Commenced August 28, 2000)                              *Growth IC
       *Small Cap                                                 (Commenced November 17, 2005)
        (Commenced December 17, 2001)                            *High Income IC
       *Social Equity                                             (Commenced August 29, 2005)
        (Commenced August 15, 2005)                              *High Income SC
                                                                  (Commenced July 27, 2000)
    Ameritas Investment Corp. (See Note 3)                       *Contrafund IC
      Ameritas                                                    (Commenced August 18, 2005)
       *Income and Growth                                        *Contrafund SC
        (Commenced November 18, 2005)                             (Commenced May 30, 2000)
       *Index 500                                                *Mid Cap IC
        (Commenced June 2, 2000)                                  (Commenced June 30, 2005)
       *MidCap                                                   *Mid Cap SC
        (Commenced June 20, 2000)                                 (Commenced July 10, 2000)
       *Small Cap
        (Commenced December 11, 2000)                         AIM Advisors, Inc.
                                                                AIM
    Deutsche Asset Management, Inc.                              *Financial
      Scudder                                                     (Commenced May 21, 2001)
       *Small Cap                                                *Health
        (Commenced August 11, 2000)                               (Commenced May 21, 2001)
                                                                 *Technology
                                                                  (Commenced May 21, 2001)


                                     FS-44


1.  ORGANIZATION, continued

    Janus Capital Management LLC                              The Vanguard Group, continued
      Janus                                                     Vanguard, continued
       *Growth                                                   *Mid-Cap
        (Commenced March 21, 2003)                                (Commenced June 25, 2001)
                                                                 *Stock Market Index
    Neuberger Berman Management Inc.                              (Commenced November 3, 2005)
      Neuberger Berman
       *Balanced                                              The Vanguard Group and Wellington Management
        (Commenced February 12, 1997)                         Company, LLP
       *Growth                                                  Vanguard
        (Commenced March 5, 1997)                                *Equity Income
       *Limited Maturity Bond                                     (Commenced May 21, 2001)
        (Commenced February 12, 1997)
       *Partners                                              Alliance Capital Management L.P. and William Blair &
        (Commenced March 18, 1997)                            Company, LLC
                                                                Vanguard
    Rydex Global Advisors                                        *Growth
      Rydex                                                       (Commenced May 22, 2001)
       *Nova
        (Commenced November 1, 1999)                          Wellington Management Company, LLP
       *OTC                                                     Vanguard
        (Commenced July 25, 1999)                                *High Yield Bond
       *Precious Metals                                           (Commenced May 22, 2001)
        (Commenced August 13, 1999)                              *Balanced
       *Ursa                                                      (Commenced October 28, 2005)
        (Commenced November 1, 1999)
       *US Government Bond                                    Schroder Investment Management North America, Inc.
        (Commenced July 20, 1999)                             and Baillie Gifford Overseas Ltd
       *Arktos                                                  Vanguard
        (Commenced August 22, 2005)                              *International
       *Juno  (A)                                                 (Commenced June 25, 2001)
       *Mekros
        (Commenced August 8, 2005)                            Barrow, Hanley, Mewhinney & Strauss, Inc.
       *Sector Rotation                                         Vanguard
        (Commenced October 5, 2005)                              *Diversified
                                                                  (Commenced August 15, 2001)
    Third Avenue Management LLC
      Third Avenue                                            Granahan Investment Management, Inc. and Grantham,
       *Value                                                 Mayo, Van Otterloo & Co. LLC
        (Commenced May 1, 2001)                                 Vanguard
                                                                 *Small Company Growth
    The Vanguard Group                                            (Commenced June 25, 2001)
      Vanguard
       *Money Market                                          Wells Fargo Funds Management, LLC
        (Commenced May 25, 2001)                                Wells Fargo
       *Equity Index                                             *Discovery
        (Commenced May 22, 2001)                                  (Commenced April 8, 2005)
       *Total Bond                                               *Opportunity (formerly Opportunity Fund II
        (Commenced May 22, 2001)                                   Portfolio which was advised by Strong Capital
       *REIT Index                                                 Management, Inc.)
        (Commenced August 6, 2001)                                (Commenced February 10, 1997)




                                     FS-45


1.  ORGANIZATION, continued

    ProFunds Advisors LLC                                     ProFunds Advisors LLC, continued
      ProFunds                                                  ProFunds, continued
       *Bull                                                     *UltraBull
        (Commenced July 6, 2005)                                  (Commenced June 24, 2005)
       *Europe                                                   *U.S. Government Plus
        (Commenced September 5, 2005)                             (Commenced August 24, 2005)
       *Mid-Cap                                                  *Opportunity
        (Commenced June 30, 2005)                                 (Commenced August 8, 2005)
       *OTC                                                      *Oil & Gas
        (Commenced July 6, 2005)                                  (Commenced July 5, 2005)
       *Small-Cap                                                *Precious Metals
        (Commenced July 6, 2005)                                  (Commenced September 15, 2005)
       *Small-Cap Value                                          *Real Estate
        (Commenced September 30, 2005)                            (Commenced September 23, 2005)
       *Bear                                                     *High Yield
        (Commenced June 24, 2005)                                 (Commenced October 28, 2005)
       *Short OTC                                                *Money Market
        (Commenced June 30, 2005)                                 (Commenced June 9, 2005)
       *Short Small-Cap
        (Commenced August 8, 2005)                            Pacific Investment Management Company
       *UltraMid                                              LLC
        (Commenced September 6, 2005)                           Pimco
       *UltraOTC                                                 *Commodity
        (Commenced June 24, 2005)                                 (Commenced December 14, 2005
       *UltraSmall
        (Commenced September 6, 2005)

(A) These subaccounts have no activity since inception.

2.  ACCOUNTING POLICIES

    USE OF ESTIMATES
    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

    INVESTMENTS
    The assets of the subaccounts are carried at the net asset value of the underlying portfolios, adjusted for the accrual of dividends. The value of the policyowners' units corresponds to the investment in the underlying subaccounts. Share transactions and security transactions are accounted for on a trade date basis.

    Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains and losses on the sales of investments represent the difference between the proceeds from sales of investments by the subaccounts and the cost of such shares, which is determined on a weighted average cost basis.

    FEDERAL AND STATE TAXES
    The operations of the Account are included in the federal income tax return of ALIC, which is taxed as a life insurance company under the Internal Revenue Code. ALIC has the right to charge the Account any federal income taxes, or provision for federal income taxes, attributable to the operations of the Account or to the policies funded in the Account. Charges for state and local taxes, if any, attributable to the Account may also be made. Currently, ALIC does not make a charge for income taxes or other taxes.

3.  RELATED PARTIES

    Affiliates of ALIC provided management, administrative and investment advisory services for the Ameritas and Calvert subaccounts for a fee. These fees are reflected in the daily value of the underlying portfolio share price. The fee is computed separately for each underlying portfolio on daily average net assets, at an annual rate, as of December 31, 2005 and 2004, as follows:

                                                                                                  Management/
                                                                      Investment Advisory       Administrative
                                                                              Fee                   Fee(1)
                                                                    ----------------------  -----------------------
     Ameritas:
       Income and Growth                                                   0.00625                 0.00050
       Index 500                                                           0.00240                 0.00050
       MidCap                                                              0.00800                 0.00050
       Small Cap                                                           0.00850                 0.00050
     Calvert:
       Balanced                                                            0.00425                 0.00275
       International Equity                                                0.00750                 0.00350
       Mid Cap                                                             0.00650                 0.00250
       Small Cap                                                           0.00750                 0.00250
       Social Equity                                                       0.00500                 0.00200

    (1) The administrative fee for the Ameritas portfolios is .0005 annually, with a $50,000 minimum annual fee.

4.  PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments in the subaccounts for the periods ended December 31, 2005 were as follows:

                                                                           Purchases                 Sales
                                                                     ----------------------  -----------------------
    Calvert:
      Balanced                                                         $           92,431      $           57,659
      International Equity                                                        627,685                 490,627
      Mid Cap                                                                      99,300                  39,468
      Small Cap                                                                    91,615                 112,322
      Social Equity                                                                96,509                     101

    Ameritas:
      Income and Growth                                                           149,708                   7,710
      Index 500                                                                 1,022,364               1,807,999
      MidCap                                                                      311,481                 318,360
      Small Cap                                                                    16,719                 127,767

    Scudder:
      Small Cap                                                                 1,087,421                 835,415

    Fidelity:
      Overseas IC                                                                  45,080                       1
      Inv. Grade Bond IC                                                        1,309,154                 633,916
      Equity Income IC                                                             27,060                      19
      Growth IC                                                                    12,629                      62
      High Income IC                                                               34,311                      23


                                     FS-47



4.  PURCHASES AND SALES OF INVESTMENTS, continued

                                                                           Purchases                 Sales
                                                                     ----------------------  -----------------------
    Fidelity, continued:
      High Income SC                                                   $       18,174,120      $       18,053,804
      Contrafund IC                                                               680,937                   1,935
      Contrafund SC                                                             3,015,301               1,215,968
      Mid Cap IC                                                                  278,148                     285
      Mid Cap SC                                                                9,472,755              11,750,717

    AIM:
      Financial                                                                   113,394                  86,965
      Health                                                                      489,769                 521,045
      Technology                                                                  241,755                 152,793

    Janus:
      Growth                                                                      734,965                  35,456

    Neuberger Berman:
      Balanced                                                                    372,566                 808,442
      Growth                                                                       92,723                 191,266
      Limited Maturity Bond                                                        96,019                  18,258
      Partners                                                                  1,067,884                 525,052

    Rydex:
      Nova                                                                     69,320,966              74,588,946
      OTC                                                                      22,685,633              21,855,558
      Precious Metals                                                           4,652,428               4,584,171
      Ursa                                                                     49,310,814              48,764,335
      US Government Bond                                                       15,869,241              15,313,065
      Arktos                                                                    1,182,473               1,147,358
      Mekros                                                                      699,266                 564,369
      Sector Rotation                                                             106,348                      87

    Third Avenue:
      Value                                                                    12,137,670               8,045,642

    Vanguard:
      Money Market                                                            112,818,546             108,205,270
      Equity Index                                                              1,867,244                 675,884
      Total Bond                                                                4,454,302                 314,129
      REIT Index                                                                1,790,764               1,436,648
      Mid-Cap                                                                   1,330,194                 672,876
      Stock Market Index                                                          155,288                      84
      Equity Income                                                             1,758,925                 309,987
      Growth                                                                    1,953,764                  87,236
      High Yield Bond                                                           1,467,898                 405,714
      Balanced                                                                    178,844                      98
      International                                                             4,053,354                 409,293
      Diversified                                                               2,276,478                 871,915
      Small Company Growth                                                      1,074,920                 299,923



                                     FS-48


4.  PURCHASES AND SALES OF INVESTMENTS, continued

                                                                           Purchases                 Sales
    Wells Fargo:
      Discovery                                                        $          223,361      $           15,764
      Opportunity                                                                 154,923                 290,978

    ProFunds:
      Bull                                                                      1,724,480               1,204,985
      Europe                                                                      473,747                 485,085
      Mid-Cap                                                                     876,770                 398,263
      OTC                                                                       7,196,423               6,523,717
      Small-Cap                                                                 1,390,667                 929,179
      Small-Cap Value                                                             439,068                       4
      Bear                                                                      2,741,242               1,096,604
      Short OTC                                                                 3,860,785               3,514,148
      Short Small-Cap                                                             863,970                 850,548
      UltraMid                                                                  1,143,006               1,130,328
      UltraOTC                                                                  4,089,034               3,754,408
      UltraSmall                                                                  233,993                 204,631
      UltraBull                                                                   751,688                 750,431
      U.S. Government Plus                                                      4,864,238               4,582,826
      Opportunity                                                               2,738,424                 568,435
      Oil & Gas                                                                 1,237,974               1,198,886
      Precious Metals                                                             509,427                 490,379
      Real Estate                                                                 704,564                 700,883
      High Yield                                                                  137,555                 136,848
      Money Market                                                             23,252,889              18,280,307

    Pimco
      Commodity                                                                    28,321                       3

5.  UNIT VALUES

    The unit value, units, net assets, investment income ratio (Inv. Income Ratio), expense ratio and total return (certain of which are defined below) are included in the following table (amounts have been rounded).

    Inv. Income Ratio - The Inv. Income Ratio represents the dividend distributions received divided by average daily net assets. This ratio excludes the mortality and expense risk charge and is affected by the timing of the declaration of dividends by the underlying fund portfolio.

    Expense Ratio - The Expense Ratio represents the annualized contract expenses of the subccounts for the period indicated and includes only those expenses that are charged through a reduction of the unit value. Included in this category are mortality and expense charges. These fees range between .55 percent and .90 percent (annualized) of net assets, depending on the product selected. Expenses of the underlying fund portfolios and charges made directly to policyowner accounts through the redemption of units are excluded. For this separate account, charges made through the redemption of units ranged up to $25 per policy annually, depending on the product selected.

    Total Return - The Total Return represents the change in the unit value reported year-to-date, however, subaccounts which commenced during a year, as shown in Note 1, are based on shorter return periods. These percentages do not include any expenses assessed through the redemption of units.

    Total returns and expense ratios in this disclosure may not be applicable to all policies.

                                    At December 31                        For the Periods Ended December 31
                    ------------------------------------------------------------------------------------------------
                                                                      Inv.
                          Unit                        Net Assets     Income        Expense            Total
                        Value ($)        Units           ($)         Ratio %       Ratio %           Return %
                    ----------------- -------------- ------------- ----------- -------------- ----------------------
                      Min      Max                                                                Min       Max
Calvert:
Balanced
 2005                   2.27    2.27        198,390        450,317     1.75          0.55           5.07      5.07
 2004                   2.16    2.16        183,833        397,125     1.98          0.55           7.66      7.66
 2003                   2.01    2.01        114,772        230,288     2.11          0.55          18.67     18.67
 2002                   1.69    1.69         81,158        137,222     3.12          0.55         (12.63)   (12.63)
 2001                   1.94    1.94         24,259         46,950     7.38          0.55          (7.52)    (7.52)

 International Equity
 2005                  18.09   20.67         32,530        664,534     0.64          0.55           7.69      9.34
 2004                  18.91   18.91         26,277        496,824     3.21          0.55          17.30     17.30
 2003                  16.12   16.12          3,234         52,128     2.09          0.55          30.97     30.97
 2002                  12.31   12.31          1,725         21,229    ----           0.55         (15.45)   (15.45)
 2001                  14.56   14.56          1,512         22,009     0.42          0.55           9.13      9.13

 Mid Cap
 2005                  26.45   27.54          8,629        236,292    ----           0.55          (0.13)     3.87
 2004                  27.58   27.58          6,369        175,641    ----           0.55           8.73      8.73
 2003                  25.36   25.36          5,847        148,305    ----           0.55          30.96     30.96
 2002                  19.37   19.37          5,840        113,106    ----           0.55         (28.61)   (28.61)
 2001                  27.13   27.13          1,230         33,392    ----           0.55          (1.73)    (1.73)

 Small Cap
 2005                  15.25   15.97          6,893        108,808    ----           0.55          (9.66)     3.15
 2004                  17.68   17.68          8,062        142,539    ----           0.55           9.85      9.85
 2003                  16.09   16.09          8,914        143,468     1.98          0.55          38.82     38.82
 2002                  11.59   11.59          4,501         52,183     1.44          0.55         (22.97)   (22.97)
 2001                  15.05   15.05            509          7,655    ----           0.55           3.66      3.66

 Social Equity
 2005                  17.67   17.67          5,529         97,716     0.10          0.55           0.36      0.36
 2004                  ----    ----            ----           ----    ----          ----           ----      ----
 2003                  ----    ----            ----           ----    ----          ----           ----      ----
 2002                  ----    ----            ----           ----    ----          ----           ----      ----
 2001                  ----    ----            ----           ----    ----          ----           ----      ----



                                     FS-50


5.  UNIT VALUES, continued

                                    At December 31                        For the Periods Ended December 31
                    ------------------------------------------------------------------------------------------------
                                                                      Inv.
                          Unit                        Net Assets     Income        Expense            Total
                        Value ($)        Units           ($)        Ratio %        Ratio %           Return %
                    ------------------ ------------- ------------- ----------- -------------- ----------------------
                      Min      Max                                                                Min       Max

 Ameritas:
 Income and Growth
 2005                  13.20   13.20         10,870        143,474     0.35          0.55           1.29      1.29
 2004                  ----    ----            ----           ----    ----          ----           ----      ----
 2003                  ----    ----            ----           ----    ----          ----           ----      ----
 2002                  ----    ----            ----           ----    ----          ----           ----      ----
 2001                  ----    ----            ----           ----    ----          ----           ----      ----

 Index 500
 2005                 147.77  147.77          3,833        566,397     1.72          0.55           4.01      4.01
 2004                 142.08  142.08          9,825      1,396,013     1.45          0.55           9.90      9.90
 2003                 129.28  129.28         25,365      3,279,309     3.10          0.55          27.54     27.54
 2002                 101.37  101.37          1,534        155,526     0.65          0.55         (22.72)   (22.72)
 2001                 131.17  131.17          1,515        198,759     0.79          0.55         (12.95)   (12.95)

 MidCap
 2005                  41.44   41.44          8,161        338,218    ----           0.55          10.67     10.67
 2004                  37.45   37.45          9,506        355,995    ----           0.55          12.78     12.78
 2003                  33.20   33.20          9,539        316,736    ----           0.55          46.49     46.49
 2002                  22.67   22.67          1,355         30,709    ----           0.55         (30.28)   (30.28)
 2001                  32.51   32.51            579         18,824    ----           0.55          (7.92)    (7.92)

 Small Cap
 2005                  27.07   27.07          1,467         39,715    ----           0.55           2.06      2.06
 2004                  26.53   26.53          5,844        155,012    ----           0.55           1.78      1.78
 2003                  26.06   26.06          3,543         92,350    ----           0.55          38.13     38.13
 2002                  18.87   18.87          5,937        112,011    ----           0.55         (35.60)   (35.60)
 2001                  29.30   29.30            787         23,048    ----           0.55         (27.65)   (27.65)

 Scudder:
 Small Cap
 2005                  15.83   15.83         87,077      1,378,097     0.57          0.55           3.69      3.69
 2004                  15.26   15.26         71,810      1,096,009     0.47          0.55          17.11     17.11
 2003                  13.03   13.03         25,279        329,447     0.34          0.55          45.63     45.63
 2002                   8.95    8.95         14,641        131,016     1.79          0.55         (21.03)   (21.03)
 2001                  11.33   11.33          1,552         17,580     0.04          0.55           1.55      1.55

 Fidelity:
 Overseas IC
 2005                  20.61   20.61          2,193         45,188    ----           0.55           0.24      0.24
 2004                  ----    ----            ----           ----    ----          ----           ----      ----
 2003                  ----    ----            ----           ----    ----          ----           ----      ----
 2002                  ----    ----            ----           ----    ----          ----           ----      ----
 2001                  ----    ----            ----           ----    ----          ----           ----      ----


                                     FS-51


5.  UNIT VALUES, continued

                                    At December 31                        For the Periods Ended December 31
                    ------------------------------------------------------------------------------------------------
                                                                      Inv.
                          Unit                        Net Assets     Income        Expense            Total
                        Value ($)        Units           ($)        Ratio %        Ratio %           Return %
                    ------------------ ------------- ------------- ----------- -------------- ----------------------
                      Min      Max                                                                Min       Max

 Fidelity, continued:
 Inv. Grade Bond IC
 2005                  12.73   16.46        100,187      1,568,234     3.46          0.55           (.30)     1.63
 2004                  16.20   16.20         57,536        932,067     4.52          0.55           3.88      3.88
 2003                  15.59   15.59          9,808        152,954     2.32          0.55           4.63      4.63
 2002                  14.90   14.90         22,324        332,716     3.21          0.55           9.74      9.74
 2001                  13.58   13.58          5,292         71,878    15.41          0.55           8.29      8.29

 Equity Income IC
 2005                  25.46   25.46          1,082         27,551    ----           0.55           6.35      6.35
 2004                  ----    ----            ----           ----    ----          ----           ----      ----
 2003                  ----    ----            ----           ----    ----          ----           ----      ----
 2002                  ----    ----            ----           ----    ----          ----           ----      ----
 2001                  ----    ----            ----           ----    ----          ----           ----      ----

 Growth IC
 2005                  33.68   33.68            377         12,692    ----           0.55           0.92      0.92
 2004                  ----    ----            ----           ----    ----          ----           ----      ----
 2003                  ----    ----            ----           ----    ----          ----           ----      ----
 2002                  ----    ----            ----           ----    ----          ----           ----      ----
 2001                  ----    ----            ----           ----    ----          ----           ----      ----

 High Income IC
 2005                   6.64    6.64          4,863         32,289    17.01          0.55           0.76      0.76
 2004                  ----    ----            ----           ----    ----          ----           ----      ----
 2003                  ----    ----            ----           ----    ----          ----           ----      ----
 2002                  ----    ----            ----           ----    ----          ----           ----      ----
 2001                  ----    ----            ----           ----    ----          ----           ----      ----

 High Income SC
 2005                   8.28    8.28        950,658      7,868,414    13.95          0.55           1.96      1.96
 2004                   8.12    8.12        997,681      8,098,576     0.23          0.55           8.87      8.87
 2003                   7.46    7.46        816,096      6,085,043     0.33          0.55          26.28     26.28
 2002                   5.90    5.90        288,530      1,703,617    ----           0.55           9.56      9.56
 2001                   6.38    6.38           ----           ----    14.91          0.55          (5.25)    (5.25)

 Contrafund IC
 2005                  30.97   30.97         22,757        704,744    ----           0.55           8.85      8.85
 2004                  ----    ----            ----           ----    ----          ----           ----      ----
 2003                  ----    ----            ----           ----    ----          ----           ----      ----
 2002                  ----    ----            ----           ----    ----          ----           ----      ----
 2001                  ----    ----            ----           ----    ----          ----           ----      ----


                                     FS-52


5.  UNIT VALUES, continued

                                    At December 31                        For the Periods Ended December 31
                    ------------------------------------------------------------------------------------------------
                                                                      Inv.
                          Unit                        Net Assets     Income        Expense            Total
                        Value ($)        Units           ($)        Ratio %        Ratio %           Return %
                    ----------------- ------------- -------------- ------------ -------------- ---------------------
                      Min      Max                                                                Min       Max
 Fidelity, continued:
 Contrafund SC
 2005                  31.46   31.46        105,776      3,328,150     0.14          0.55          16.21     16.21
 2004                  27.08   27.08         44,592      1,207,332     0.21          0.55          14.71     14.71
 2003                  23.60   23.60         29,564        697,816     0.14          0.55          27.66     27.66
 2002                  18.49   18.49          8,659        160,113     0.45          0.55          (9.92)    (9.92)
 2001                  20.53   20.53          3,550         72,878     0.37          0.55         (12.90)   (12.90)

 Mid Cap IC
 2005                  35.02   35.02          8,368        293,051    ----           0.55          14.53     14.53
 2004                  ----    ----            ----           ----    ----          ----           ----      ----
 2003                  ----    ----            ----           ----    ----          ----           ----      ----
 2002                  ----    ----            ----           ----    ----          ----           ----      ----
 2001                  ----    ----            ----           ----    ----          ----           ----      ----

 Mid Cap SC
 2005                  34.97   34.97        170,540      5,964,555    ----           0.55          17.56     17.56
 2004                  29.75   29.75        263,270      7,832,424    ----           0.55          24.09     24.09
 2003                  23.98   23.98         28,061        672,780     0.15          0.55          37.78     37.78
 2002                  17.40   17.40         17,011        296,021     0.69          0.55         (10.38)   (10.38)
 2001                  19.42   19.42         13,942        270,756    ----           0.55          (3.95)    (3.95)

 AIM:
 Financial
 2005                  15.43   15.43          7,314        112,888     1.85          0.55           5.33      5.33
 2004                  14.65   14.65          5,630         82,500     0.68          0.55           8.08      8.08
 2003                  13.56   13.56          5,048         68,438     0.74          0.55          28.88     28.88
 2002                  10.52   10.52          1,877         19,745     0.70          0.55         (15.36)   (15.36)
 2001                  12.43   12.43          1,489         18,512     0.29          0.55          (7.44)    (7.44)

 Health
 2005                  20.00   20.00          5,503        110,037    ----           0.55           7.56      7.56
 2004                  18.59   18.59          6,295        117,023    ----           0.55           6.98      6.98
 2003                  17.38   17.38         10,701        185,968    ----           0.55          27.09     27.09
 2002                  13.67   13.67          5,381         73,582    ----           0.55         (24.86)   (24.86)
 2001                  18.20   18.20          5,716        104,021     0.85          0.55          (2.78)    (2.78)

 Technology
 2005                  12.37   12.37         16,526        204,463    ----           0.55           1.62      1.62
 2004                  12.18   12.18          9,651        117,507    ----           0.55           4.06      4.06
 2003                  11.70   11.70          5,429         63,519    ----           0.55          44.51     44.51
 2002                   8.10    8.10          2,286         18,508    ----           0.55         (47.13)   (47.13)
 2001                  15.32   15.32          5,212         79,840    ----           0.55         (33.58)   (33.58)


                                     FS-53



5.  UNIT VALUES, continued

                                    At December 31                        For the Periods Ended December 31
                    ------------------------------------------------------------------------------------------------
                                                                      Inv.
                          Unit                        Net Assets     Income        Expense            Total
                        Value ($)        Units           ($)        Ratio %        Ratio %           Return %
                    ------------------ ------------- ------------- ----------- -------------- ----------------------
                      Min      Max                                                                Min       Max
 Janus:
 Growth
 2005                  20.66   20.66         69,274      1,431,254     0.37          0.55           3.72      3.72
 2004                  19.92   19.92         33,296        663,269     0.57          0.55           3.94      3.94
 2003                  19.16   19.16          3,583         68,666     0.09          0.55          26.00     26.00
 2002                  ----    ----            ----           ----    ----          ----           ----      ----
 2001                  ----    ----            ----           ----    ----          ----           ----      ----

 Neuberger Berman:
 Balanced
 2005                  25.59   25.59         19,254        492,686     0.77          0.55           8.59      8.59
 2004                  23.57   23.57         38,806        914,487     2.50          0.55           8.71      8.71
 2003                  21.68   21.68          6,263        135,774     1.69          0.55          15.64     15.64
 2002                  18.74   18.74          5,726        107,337     3.14          0.55         (17.60)   (17.60)
 2001                  22.75   22.75          6,677        151,909     1.93          0.55         (13.89)   (13.89)

 Growth
 2005                  36.93   36.93          6,346        234,318    ----           0.55          12.88     12.88
 2004                  32.71   32.71          9,741        318,649    ----           0.55          15.96     15.96
 2003                  28.21   28.21          5,083        143,397    ----           0.55          30.69     30.69
 2002                  21.59   21.59          7,445        160,697    ----           0.55         (31.54)   (31.54)
 2001                  31.53   31.53          6,120        192,953    ----           0.55         (30.79)   (30.79)

 Limited Maturity Bond
 2005                  19.23   19.23         18,688        359,323     2.85          0.55           0.89      0.89
 2004                  19.06   19.06         15,003        285,919     2.33          0.55           0.23      0.23
 2003                  19.01   19.01         15,429        293,374     3.78          0.55           1.86      1.86
 2002                  18.67   18.67          5,653        105,530     5.79          0.55           4.76      4.76
 2001                  17.82   17.82         11,857        211,255     7.49          0.55           2.64      2.64

 Partners
 2005                  30.68   30.68         41,916      1,286,125     1.16          0.55          17.40     17.40
 2004                  26.14   26.14         23,615        617,180     0.01          0.55          18.32     18.32
 2003                  22.09   22.09         23,147        511,263    ----           0.55          34.36     34.36
 2002                  16.44   16.44         24,552        403,633     0.57          0.55         (24.55)   (24.55)
 2001                  21.79   21.79         26,791        583,827     0.40          0.55          (3.42)    (3.42)

 Rydex:
 Nova
 2005                   8.57   11.62        447,444      5,149,062     0.57          0.55           0.74      3.40
 2004                  11.24   11.24        880,971      9,902,849     0.02          0.55          14.00     14.00
 2003                   9.86    9.86         70,894        699,073    ----           0.55          38.43     38.43
 2002                   7.12    7.12         23,593        168,056     5.62          0.55         (36.08)   (36.08)
 2001                  11.14   11.14         28,887        321,927    13.35          0.55         (24.05)   (24.05)


                                     FS-54


5.  UNIT VALUES, continued

                                    At December 31                        For the Periods Ended December 31
                    ------------------------------------------------------------------------------------------------
                                                                      Inv.
                          Unit                        Net Assets     Income        Expense            Total
                        Value ($)        Units           ($)        Ratio %        Ratio %           Return %
                    ----------------- -------------- ------------- ------------ -------------- ---------------------
                      Min      Max                                                                Min       Max
 Rydex, continued:
 OTC
 2005                  14.52   14.93        328,201      4,896,859    ----           0.55           0.56      0.86
 2004                  14.85   14.85        279,555      4,151,581    ----           0.55           8.75      8.75
 2003                  13.66   13.66         56,178        767,171    ----           0.55          44.62     44.62
 2002                   9.44    9.44         36,498        344,635    ----           0.55         (39.19)   (39.19)
 2001                  15.53   15.53         35,649        553,597    ----           0.55         (35.58)   (35.58)

 Precious Metals
 2005                   9.99   10.34        146,643      1,465,837    ----           0.55          20.23     32.24
 2004                   8.31    8.31        140,385      1,165,996    ----           0.55         (14.69)   (14.69)
 2003                   9.74    9.74        162,986      1,586,826    ----           0.55          40.14     40.14
 2002                   6.95    6.95        115,606        803,136    ----           0.55          44.79     44.79
 2001                   4.80    4.80         60,964        292,506    ----           0.55          12.29     12.29

 Ursa
 2005                   5.15    5.73        162,666        927,245    ----           0.55          (3.57)    (1.31)
 2004                   5.80    5.80         36,374        211,085    ----           0.55         (10.70)   (10.70)
 2003                   6.50    6.50         19,281        125,298    ----           0.55         (24.07)   (24.07)
 2002                   8.56    8.56         27,540        235,699     2.01          0.55          20.98     20.98
 2001                   7.07    7.07          9,659         68,330    25.31          0.55          14.29     14.29

 US Government Bond
 2005                  16.21   16.21         30,759        498,611     3.14          0.55           7.13      7.13
 2004                  15.13   15.13          1,825         27,622     3.37          0.55           7.82      7.82
 2003                  14.03   14.03          2,057         28,878     3.20          0.55          (1.17)    (1.17)
 2002                  14.20   14.20         23,309        330,958     3.74          0.55          17.99     17.99
 2001                  12.03   12.03          5,690         68,461     2.19          0.55          (0.55)    (0.55)

 Arktos
 2005                  21.51   21.51           ----           ----    ----           0.55          (6.24)    (6.24)
 2004                  ----    ----            ----           ----    ----          ----           ----      ----
 2003                  ----    ----            ----           ----    ----          ----           ----      ----
 2002                  ----    ----            ----           ----    ----          ----           ----      ----
 2001                  ----    ----            ----           ----    ----          ----           ----      ----

 Mekros
 2005                  34.89   34.89          2,332         81,370    0.42           0.55           1.73      1.73
 2004                  ----    ----            ----           ----    ----          ----           ----      ----
 2003                  ----    ----            ----           ----    ----          ----           ----      ----
 2002                  ----    ----            ----           ----    ----          ----           ----      ----
 2001                  ----    ----            ----           ----    ----          ----           ----      ----


                                     FS-55


5.  UNIT VALUES, continued

                                    At December 31                        For the Periods Ended December 31
                    ------------------------------------------------------------------------------------------------
                                                                      Inv.
                          Unit                        Net Assets     Income        Expense            Total
                        Value ($)        Units           ($)        Ratio %        Ratio %           Return %
                    ------------------- ------------ ------------- ------------ ------------ -----------------------
                      Min      Max                                                                Min       Max
 Rydex, continued:
 Sector Rotation
 2005                  12.67   12.67          8,744        110,822    ----           0.55           4.22      4.22
 2004                  ----    ----            ----           ----    ----          ----           ----      ----
 2003                  ----    ----            ----           ----    ----          ----           ----      ----
 2002                  ----    ----            ----           ----    ----          ----           ----      ----
 2001                  ----    ----            ----           ----    ----          ----           ----      ----

 Third Avenue:
 Value
 2005                  28.28   29.47        306,348      8,999,501     1.24          0.55          11.14     14.00
 2004                  25.86   25.86        168,797      4,364,316     0.55          0.55          19.24     19.24
 2003                  21.68   21.68         62,363      1,352,262     0.19          0.55          41.76     41.76
 2002                  15.30   15.30         13,798        211,064     0.23          0.55         (11.21)   (11.21)
 2001                  17.23   17.23         10,041        172,996     0.01          0.55           4.41      4.41

 Vanguard:
 Money Market
 2005                   1.02    1.07     20,580,095     21,857,602     3.11          0.55           1.58      2.62
 2004                   1.04    1.04     16,560,178     17,244,326     1.28          0.55           0.72      0.72
 2003                   1.03    1.03     15,664,418     16,194,841     0.99          0.55           0.45      0.45
 2002                   1.03    1.03     12,311,291     12,670,558     1.80          0.55           1.16      1.16
 2001                   1.02    1.02      3,747,844      3,812,619     2.03          0.55           1.73      1.73

 Equity Index
 2005                  27.80   33.89         92,141      2,954,754     1.44          0.55           4.22      5.05
 2004                  32.51   32.51         53,526      1,740,260     0.98          0.55          10.20     10.20
 2003                  29.50   29.50         63,356      1,869,265     0.95          0.55          27.77     27.77
 2002                  23.09   23.09         12,556        289,934     1.27          0.55         (22.53)   (22.53)
 2001                  29.81   29.81          9,766        291,099    ----           0.55         (11.96)   (11.96)

 Total Bond
 2005                  11.18   13.23        405,719      4,881,337     2.41          0.55           0.09      1.84
 2004                  13.00   13.00         57,321        744,899     3.77          0.55           3.63      3.63
 2003                  12.54   12.54         20,081        251,804     5.58          0.55           3.45      3.45
 2002                  12.12   12.12         17,899        216,955     2.95          0.55           7.72      7.72
 2001                  11.25   11.25          6,720         75,612    ----           0.55           4.48      4.48

 REIT Index
 2005                  20.22   26.04         96,607      2,285,294     3.34          0.55           5.35     11.22
 2004                  23.41   23.41         86,135      2,016,796     6.81          0.55          29.80     29.80
 2003                  18.04   18.04        242,740      4,378,848     0.31          0.55          34.75     34.75
 2002                  13.39   13.39          9,441        126,390     1.31          0.55           2.97      2.97
 2001                  13.00   13.00          1,754         22,804    ----           0.55           2.29      2.29



                                     FS-56


5.  UNIT VALUES, continued

                                    At December 31                        For the Periods Ended December 31
                    ------------------------------------------------------------------------------------------------
                                                                      Inv.
                          Unit                        Net Assets     Income        Expense            Total
                        Value ($)        Units           ($)        Ratio %        Ratio %           Return %
                    ----------------- --------------- ------------ ----------- -------------- ----------------------
                      Min      Max                                                                Min       Max
 Vanguard, continued:
 Mid-Cap
 2005                  18.31   20.28         82,297      1,606,048     0.79          0.55           5.11     13.35
 2004                  17.89   17.89         45,218        808,957     0.58          0.55          19.66     19.66
 2003                  14.95   14.95         33,814        505,553     0.27          0.55          33.33     33.33
 2002                  11.21   11.21          4,869         54,597     1.16          0.55         (15.11)   (15.11)
 2001                  13.21   13.21          4,502         59,478    ----           0.55           1.54      1.54

 Stock Market Index
 2005                  29.48   29.48          5,337        157,346    ----           0.55           2.70      2.70
 2004                  ----    ----            ----           ----    ----          ----           ----      ----
 2003                  ----    ----            ----           ----    ----          ----           ----      ----
 2002                  ----    ----            ----           ----    ----          ----           ----      ----
 2001                  ----    ----            ----           ----    ----          ----           ----      ----

 Equity Income
 2005                  18.55   24.43        122,247      2,809,276     2.24          0.55           3.17      3.57
 2004                  23.59   23.59         60,232      1,420,992     1.86          0.55          12.70     12.70
 2003                  20.93   20.93         18,830        394,194     1.28          0.55          23.76     23.76
 2002                  16.92   16.92          4,147         70,155     1.17          0.55         (14.23)   (14.23)
 2001                  19.72   19.72            750         14,793    ----           0.55          (6.30)    (6.30)

 Growth
 2005                  12.92   13.55        165,618      2,177,134     0.22          0.55           6.53     10.88
 2004                  12.22   12.22         19,449        237,587     0.32          0.55           6.66      6.66
 2003                  11.45   11.45          5,120         58,633     0.25          0.55          25.44     25.44
 2002                   9.13    9.13          2,088         19,059     0.19          0.55         (36.24)   (36.24)
 2001                  14.32   14.32          1,154         16,529    ----           0.55         (20.75)   (20.75)

 High Yield Bond
 2005                   8.57   11.08        180,994      1,926,376     7.05          0.55           0.52      2.19
 2004                  10.85   10.85         85,431        926,544    17.25          0.55           7.93      7.93
 2003                  10.05   10.05         58,993        592,805     5.88          0.55          16.23     16.23
 2002                   8.65    8.65         15,464        133,692    13.22          0.55           0.98      0.98
 2001                   8.56    8.56          7,003         59,954    ----           0.55          (1.93)    (1.93)

 Balanced
 2005                  19.00   19.00          9,440        179,405    ----           0.55           3.12      3.12
 2004                  ----    ----            ----           ----    ----          ----           ----      ----
 2003                  ----    ----            ----           ----    ----          ----           ----      ----
 2002                  ----    ----            ----           ----    ----          ----           ----      ----
 2001                  ----    ----            ----           ----    ----          ----           ----      ----


                                     FS-57



5.  UNIT VALUES, continued

                                    At December 31                        For the Periods Ended December 31
                    ------------------------------------------------------------------------------------------------
                                                                      Inv.
                          Unit                        Net Assets     Income        Expense            Total
                        Value ($)        Units           ($)        Ratio %        Ratio %           Return %
                    ----------------- -------------- ------------- ------------ ------------- ----------------------
                      Min      Max                                                                Min       Max
 Vanguard, continued:
 International
 2005                  17.32   18.69        340,392      6,266,437     1.03          0.55          15.67     17.20
 2004                  16.15   16.15        120,638      1,948,874     0.91          0.55          18.77     18.77
 2003                  13.60   13.60         42,822        582,469     0.58          0.55          34.14     34.14
 2002                  10.14   10.14         14,952        151,621     1.64          0.55         (17.72)   (17.72)
 2001                  12.32   12.32          3,450         42,515    ----           0.55          (5.92)    (5.92)

 Diversified
 2005                  14.32   15.17        251,942      3,786,037     1.27          0.55           2.47      7.03
 2004                  14.18   14.18        153,437      2,175,006     1.16          0.55          19.80     19.80
 2003                  11.83   11.83         23,492        277,957     0.91          0.55          30.41     30.41
 2002                   9.07    9.07          4,864         44,134     1.93          0.55         (14.70)   (14.70)
 2001                  10.64   10.64          3,188         33,917    ----           0.55          (6.52)    (6.52)

 Small Company Growth
 2005                  19.57   21.05         70,417      1,443,515    ----           0.55           3.53      5.68
 2004                  19.92   19.92         30,773        612,887     0.07          0.55          14.67     14.67
 2003                  17.37   17.37         25,276        439,014    ----           0.55          40.31     40.31
 2002                  12.38   12.38         11,914        147,485     0.78          0.55         (24.44)   (24.44)
 2001                  16.38   16.38         14,257        233,583    ----           0.55          (6.80)    (6.80)

 Wells Fargo:
 Discovery
 2005                  14.28   14.28         16,959        242,220    ----           0.55          15.37     15.37
 2004                  ----    ----            ----           ----    ----          ----           ----      ----
 2003                  ----    ----            ----           ----    ----          ----           ----      ----
 2002                  ----    ----            ----           ----    ----          ----           ----      ----
 2001                  ----    ----            ----           ----    ----          ----           ----      ----

 Opportunity
 2005                  45.84   45.84         17,405        797,882    ----           0.55           7.30      7.30
 2004                  42.72   42.72         20,682        883,612    ----           0.55          17.57     17.57
 2003                  36.34   36.34         16,729        607,911     0.08          0.55          36.26     36.26
 2002                  26.67   26.67         22,278        594,105     0.36          0.55         (23.47)   (23.47)
 2001                  36.64   36.64         24,908        912,704     0.43          0.55          (4.29)    (4.29)

 ProFunds:
 Bull
 2005                  28.22   28.22         19,017        536,665     0.25          0.90           3.93      3.93
 2004                  ----    ----            ----           ----    ----          ----           ----      ----
 2003                  ----    ----            ----           ----    ----          ----           ----      ----
 2002                  ----    ----            ----           ----    ----          ----           ----      ----
 2001                  ----    ----            ----           ----    ----          ----           ----      ----


                                     FS-58



5.  UNIT VALUES, continued

                                    At December 31                        For the Periods Ended December 31
                    ------------------------------------------------------------------------------------------------
                                                                      Inv.
                          Unit                        Net Assets     Income        Expense            Total
                        Value ($)        Units           ($)        Ratio %        Ratio %           Return %
                    ------------------ ------------ -------------- ------------ ------------- ----------------------
                      Min      Max                                                                Min       Max
 ProFunds, continued:
 Europe
 2005                  27.90   27.90            207          5,764     0.41          0.90           0.15      0.15
 2004                  ----    ----            ----           ----    ----          ----           ----      ----
 2003                  ----    ----            ----           ----    ----          ----           ----      ----
 2002                  ----    ----            ----           ----    ----          ----           ----      ----
 2001                  ----    ----            ----           ----    ----          ----           ----      ----

 Mid-Cap
 2005                  34.64   34.64         14,013        485,481    ----           0.90           3.20      3.20
 2004                  ----    ----            ----           ----    ----          ----           ----      ----
 2003                  ----    ----            ----           ----    ----          ----           ----      ----
 2002                  ----    ----            ----           ----    ----          ----           ----      ----
 2001                  ----    ----            ----           ----    ----          ----           ----      ----


 OTC
 2005                  14.98   14.98         40,009        599,483    ----           0.90           8.40      8.40
 2004                  ----    ----            ----           ----    ----          ----           ----      ----
 2003                  ----    ----            ----           ----    ----          ----           ----      ----
 2002                  ----    ----            ----           ----    ----          ----           ----      ----
 2001                  ----    ----            ----           ----    ----          ----           ----      ----


 Small-Cap
 2005                  36.78   36.78         11,363        417,911    ----           0.90           3.28      3.28
 2004                  ----    ----            ----           ----    ----          ----           ----      ----
 2003                  ----    ----            ----           ----    ----          ----           ----      ----
 2002                  ----    ----            ----           ----    ----          ----           ----      ----
 2001                  ----    ----            ----           ----    ----          ----           ----      ----


 Small-Cap Value
 2005                  32.80   32.80         13,386        439,058    ----           0.90          (0.49)    (0.49)
 2004                  ----    ----            ----           ----    ----          ----           ----      ----
 2003                  ----    ----            ----           ----    ----          ----           ----      ----
 2002                  ----    ----            ----           ----    ----          ----           ----      ----
 2001                  ----    ----            ----           ----    ----          ----           ----      ----


 Bear
 2005                  28.10   28.10         59,086      1,660,464    ----           0.90          (3.59)    (3.59)
 2004                  ----    ----            ----           ----    ----          ----           ----      ----
 2003                  ----    ----            ----           ----    ----          ----           ----      ----
 2002                  ----    ----            ----           ----    ----          ----           ----      ----
 2001                  ----    ----            ----           ----    ----          ----           ----      ----


                                     FS-59



5.  UNIT VALUES, continued

                                    At December 31                        For the Periods Ended December 31
                    ------------------------------------------------------------------------------------------------
                                                                      Inv.
                          Unit                        Net Assets     Income        Expense            Total
                        Value ($)        Units           ($)        Ratio %        Ratio %           Return %
                    ------------------ -------------- ------------ ------------ ------------- ---------------------
                      Min      Max                                                                Min       Max
 ProFunds, continued:
 Short OTC
 2005                  18.48   18.48         17,318        320,062    ----           0.90          (7.87)    (7.87)
 2004                  ----    ----            ----           ----    ----          ----           ----      ----
 2003                  ----    ----            ----           ----    ----          ----           ----      ----
 2002                  ----    ----            ----           ----    ----          ----           ----      ----
 2001                  ----    ----            ----           ----    ----          ----           ----      ----


 Short Small-Cap
 2005                  16.62   16.62           ----           ----    ----           0.90          (2.33)    (2.33)
 2004                  ----    ----            ----           ----    ----          ----           ----      ----
 2003                  ----    ----            ----           ----    ----          ----           ----      ----
 2002                  ----    ----            ----           ----    ----          ----           ----      ----
 2001                  ----    ----            ----           ----    ----          ----           ----      ----


 UltraMid
 2005                  37.86   37.86            154          5,820    ----           0.90           3.53      3.53
 2004                  ----    ----            ----           ----    ----          ----           ----      ----
 2003                  ----    ----            ----           ----    ----          ----           ----      ----
 2002                  ----    ----            ----           ----    ----          ----           ----      ----
 2001                  ----    ----            ----           ----    ----          ----           ----      ----


 UltraOTC
 2005                   2.96    2.96        110,287        325,978    ----           0.90           8.04      8.04
 2004                  ----    ----            ----           ----    ----          ----           ----      ----
 2003                  ----    ----            ----           ----    ----          ----           ----      ----
 2002                  ----    ----            ----           ----    ----          ----           ----      ----
 2001                  ----    ----            ----           ----    ----          ----           ----      ----


 UltraSmall
 2005                  30.63   30.63            658         20,144    ----           0.90          (3.32)    (3.32)
 2004                  ----    ----            ----           ----    ----          ----           ----      ----
 2003                  ----    ----            ----           ----    ----          ----           ----      ----
 2002                  ----    ----            ----           ----    ----          ----           ----      ----
 2001                  ----    ----            ----           ----    ----          ----           ----      ----


 UltraBull
 2005                  20.62   20.62             98          2,015    ----           0.90           4.91      4.91
 2004                  ----    ----            ----           ----    ----          ----           ----      ----
 2003                  ----    ----            ----           ----    ----          ----           ----      ----
 2002                  ----    ----            ----           ----    ----          ----           ----      ----
 2001                  ----    ----            ----           ----    ----          ----           ----      ----


                                     FS-60



5.  UNIT VALUES, continued

                                    At December 31                        For the Periods Ended December 31
                    ------------------------------------------------------------------------------------------------
                                                                      Inv.
                          Unit                        Net Assets     Income        Expense            Total
                        Value ($)        Units           ($)        Ratio %        Ratio %           Return %
                    ------------------ ------------- ------------- ------------ -------------- ---------------------
                      Min      Max                                                                Min       Max
 ProFunds, continued:
 U.S. Government Plus
 2005                  32.74   32.74          8,112        265,628     0.75          0.90          (4.30)    (4.30)
 2004                  ----    ----            ----           ----    ----          ----           ----      ----
 2003                  ----    ----            ----           ----    ----          ----           ----      ----
 2002                  ----    ----            ----           ----    ----          ----           ----      ----
 2001                  ----    ----            ----           ----    ----          ----           ----      ----


 Opportunity
 2005                  19.10   19.10        113,830      2,173,863    ----           0.90          (2.11)    (2.11)
 2004                  ----    ----            ----           ----    ----          ----           ----      ----
 2003                  ----    ----            ----           ----    ----          ----           ----      ----
 2002                  ----    ----            ----           ----    ----          ----           ----      ----
 2001                  ----    ----            ----           ----    ----          ----           ----      ----


 Oil & Gas
 2005                  47.89   47.89            646         30,917    ----           0.90           4.44      4.44
 2004                  ----    ----            ----           ----    ----          ----           ----      ----
 2003                  ----    ----            ----           ----    ----          ----           ----      ----
 2002                  ----    ----            ----           ----    ----          ----           ----      ----
 2001                  ----    ----            ----           ----    ----          ----           ----      ----


 Precious Metals
 2005                  41.12   41.12            695         28,565    ----           0.90          15.20     15.20
 2004                  ----    ----            ----           ----    ----          ----           ----      ----
 2003                  ----    ----            ----           ----    ----          ----           ----      ----
 2002                  ----    ----            ----           ----    ----          ----           ----      ----
 2001                  ----    ----            ----           ----    ----          ----           ----      ----


 Real Estate
 2005                  53.38   53.38             31          1,659     0.09          0.90           0.50      0.50
 2004                  ----    ----            ----           ----    ----          ----           ----      ----
 2003                  ----    ----            ----           ----    ----          ----           ----      ----
 2002                  ----    ----            ----           ----    ----          ----           ----      ----
 2001                  ----    ----            ----           ----    ----          ----           ----      ----


 High Yield
 2005                  30.94   30.94           ----           ----    ----           0.90          (0.89)    (0.89)
 2004                  ----    ----            ----           ----    ----          ----           ----      ----
 2003                  ----    ----            ----           ----    ----          ----           ----      ----
 2002                  ----    ----            ----           ----    ----          ----           ----      ----
 2001                  ----    ----            ----           ----    ----          ----           ----      ----


                                     FS-61



5.  UNIT VALUES, continued

                                    At December 31                        For the Periods Ended December 31
                    ------------------------------------------------------------------------------------------------
                                                                      Inv.
                          Unit                        Net Assets     Income        Expense            Total
                        Value ($)        Units           ($)        Ratio %        Ratio %           Return %
                    ------------------ ------------- ------------- ------------ ------------- ----------------------
                      Min      Max                                                                Min       Max
 ProFunds, continued:
 Money Market
 2005                   1.01    1.01      4,935,612      4,972,582     1.31          0.90           0.75      0.75
 2004                  ----    ----            ----           ----    ----          ----           ----      ----
 2003                  ----    ----            ----           ----    ----          ----           ----      ----
 2002                  ----    ----            ----           ----    ----          ----           ----      ----
 2001                  ----    ----            ----           ----    ----          ----           ----      ----


 Pimco:
 Commodity
 2005                  12.38   12.38          2,221         27,483     1.14          0.55          (3.16)    (3.16)
 2004                  ----    ----            ----           ----    ----          ----           ----      ----
 2003                  ----    ----            ----           ----    ----          ----           ----      ----
 2002                  ----    ----            ----           ----    ----          ----           ----      ----
 2001                  ----    ----            ----           ----    ----          ----           ----      ----


6.  CHANGES IN UNITS OUTSTANDING
    The change in units outstanding were as follows:

                                                      2005                   2004
                                              ---------------------   --------------------
    Calvert:
    Balanced
    Units issued                                        158,329                 259,567
    Units redeemed                                     (143,772)               (190,506)
                                              ---------------------   --------------------
    Net increase(decrease)                               14,557                  69,061
                                              =====================   ====================

    International Equity
    Units issued                                         35,671                  43,249
    Units redeemed                                      (29,418)                (20,206)
                                              ---------------------   --------------------
    Net increase(decrease)                                6,253                  23,043
                                              =====================   ====================

    Mid Cap
    Units issued                                          9,535                   6,791
    Units redeemed                                       (7,275)                 (6,269)
                                              ---------------------   --------------------
    Net increase(decrease)                                2,260                     522
                                              =====================   ====================

    Small Cap
    Units issued                                          7,340                  24,011
    Units redeemed                                       (8,509)                (24,863)
                                              ---------------------   --------------------
    Net increase(decrease)                               (1,169)                   (852)
                                              =====================   ====================


                                     FS-62



6.  CHANGES IN UNITS OUTSTANDING, continued

                                                      2005                   2004
                                              ---------------------   --------------------
    Calvert, continued:
    Social Equity
    Units issued                                          5,529                    ----
    Units redeemed                                         ----                    ----
                                              ---------------------   --------------------
    Net increase(decrease)                                5,529                    ----
                                              =====================   ====================

    Ameritas:
    Income and Growth
    Units issued                                         15,802                    ----
    Units redeemed                                       (4,932)                   ----
                                              ---------------------   --------------------
    Net increase(decrease)                               10,870                    ----
                                              =====================   ====================

    Index 500
    Units issued                                          7,578                  39,447
    Units redeemed                                      (13,570)                (54,987)
                                              ---------------------   --------------------
    Net increase(decrease)                               (5,992)                (15,540)
                                              =====================   ====================

    MidCap
    Units issued                                          7,527                  19,172
    Units redeemed                                       (8,872)                (19,205)
                                              ---------------------   --------------------
    Net increase(decrease)                               (1,345)                    (33)
                                              =====================   ====================

    Small Cap
    Units issued                                          1,008                  94,308
    Units redeemed                                       (5,385)                (92,007)
                                              ---------------------   --------------------
    Net increase(decrease)                               (4,377)                  2,301
                                              =====================   ====================

    Scudder:
    Small Cap
    Units issued                                        131,748                 143,666
    Units redeemed                                     (116,481)                (97,135)
                                              ---------------------   --------------------
    Net increase(decrease)                               15,267                  46,531
                                              =====================   ====================

    Fidelity:
    Overseas IC
    Units issued                                          2,193                    ----
    Units redeemed                                         ----                    ----
                                              ---------------------   --------------------
    Net increase(decrease)                                2,193                    ----
                                              =====================   ====================

    Inv. Grade Bond IC
    Units issued                                        132,780                  77,300
    Units redeemed                                      (90,129)                (29,572)
                                              ---------------------   --------------------
    Net increase(decrease)                               42,651                  47,728
                                              =====================   ====================



                                     FS-63



6.  CHANGES IN UNITS OUTSTANDING, continued

                                                      2005                   2004
                                              ---------------------   --------------------
    Fidelity, continued:
    Equity Income IC
    Units issued                                          1,082                    ----
    Units redeemed                                         ----                    ----
                                              ---------------------   --------------------
    Net increase(decrease)                                1,082                    ----
                                              =====================   ====================

    Growth IC
    Units issued                                            377                    ----
    Units redeemed                                         ----                    ----
                                              ---------------------   --------------------
    Net increase(decrease)                                  377                    ----
                                              =====================   ====================

    High Income IC
    Units issued                                          6,617                    ----
    Units redeemed                                       (1,754)                   ----
                                              ---------------------   --------------------
    Net increase(decrease)                                4,863                    ----
                                              =====================   ====================

    High Income SC
    Units issued                                      2,189,843               2,377,670
    Units redeemed                                   (2,236,866)             (2,196,085)
                                              ---------------------   --------------------
    Net increase(decrease)                              (47,023)                181,585
                                              =====================   ====================

    Contrafund IC
    Units issued                                         23,913                    ----
    Units redeemed                                       (1,156)                   ----
                                              ---------------------   --------------------
    Net increase(decrease)                               22,757                    ----
                                              =====================   ====================

    Contrafund SC
    Units issued                                        114,315                 182,502
    Units redeemed                                      (53,131)               (167,474)
                                              ---------------------   --------------------
    Net increase(decrease)                               61,184                  15,028
                                              =====================   ====================

    Mid Cap IC
    Units issued                                          8,607                    ----
    Units redeemed                                         (239)                   ----
                                              ---------------------   --------------------
    Net increase(decrease)                                8,368                    ----
                                              =====================   ====================

    Mid Cap SC
    Units issued                                        324,797                 314,857
    Units redeemed                                     (417,527)                (79,648)
                                              ---------------------   --------------------
    Net increase(decrease)                              (92,730)                235,209
                                              =====================   ====================

    AIM:
    Financial
    Units issued                                          8,440                  32,138
    Units redeemed                                       (6,756)                (31,556)
                                              ---------------------   --------------------
    Net increase(decrease)                                1,684                     582
                                              =====================   ====================

                                     FS-64



6.  CHANGES IN UNITS OUTSTANDING, continued

                                                      2005                   2004
                                              ---------------------   --------------------
    AIM, continued:
    Health
    Units issued                                         32,101                  17,667
    Units redeemed                                      (32,893)                (22,073)
                                              ---------------------   --------------------
    Net increase(decrease)                                 (792)                 (4,406)
                                              =====================   ====================

    Technology
    Units issued                                         20,502                  40,938
    Units redeemed                                      (13,627)                (36,716)
                                              ---------------------   --------------------
    Net increase(decrease)                                6,875                   4,222
                                              =====================   ====================

    Janus:
    Growth
    Units issued                                         78,668                  37,521
    Units redeemed                                      (42,690)                 (7,808)
                                              ---------------------   --------------------
    Net increase(decrease)                               35,978                  29,713
                                              =====================   ====================

    Neuberger Berman:
    Balanced
    Units issued                                         21,581                  58,188
    Units redeemed                                      (41,133)                (25,645)
                                              ---------------------   --------------------
    Net increase(decrease)                              (19,552)                 32,543
                                              =====================   ====================

    Growth
    Units issued                                          2,810                   7,114
    Units redeemed                                       (6,205)                 (2,456)
                                              ---------------------   --------------------
    Net increase(decrease)                               (3,395)                  4,658
                                              =====================   ====================

    Limited Maturity Bond
    Units issued                                          8,091                  20,589
    Units redeemed                                       (4,406)                (21,015)
                                              ---------------------   --------------------
    Net increase(decrease)                                3,685                    (426)
                                              =====================   ====================

    Partners
    Units issued                                         38,884                  11,165
    Units redeemed                                      (20,583)                (10,697)
                                              ---------------------   --------------------
    Net increase(decrease)                               18,301                     468
                                              =====================   ====================

    Rydex:
    Nova
    Units issued                                       6,582,294               4,322,908
    Units redeemed                                    (7,015,821)             (3,512,831)
                                              ---------------------   --------------------
    Net increase(decrease)                              (433,527)                810,077
                                              =====================   ====================

    OTC
    Units issued                                       1,666,986               2,337,779
    Units redeemed                                    (1,618,340)             (2,114,402)
                                              ---------------------   --------------------
    Net increase(decrease)                                48,646                 223,377
                                              =====================   ====================


                                     FS-65



6.  CHANGES IN UNITS OUTSTANDING, continued

                                                      2005                   2004
                                              ---------------------   --------------------
    Rydex, continued:
    Precious Metals
    Units issued                                         603,669                 449,230
    Units redeemed                                      (597,411)               (471,831)
                                              ---------------------   --------------------
    Net increase(decrease)                                 6,258                 (22,601)
                                              =====================   ====================

    Ursa
    Units issued                                       9,022,568               3,591,020
    Units redeemed                                    (8,896,276)             (3,573,927)
                                              ---------------------   --------------------
    Net increase(decrease)                               126,292                  17,093
                                              =====================   ====================

    US Government Bond
    Units issued                                       1,006,769                  73,247
    Units redeemed                                      (977,835)                (73,479)
                                              ---------------------   --------------------
    Net increase(decrease)                                28,934                    (232)
                                              =====================   ====================

    Arktos
    Units issued                                          52,918                   ----
    Units redeemed                                       (52,918)                  ----
                                              ---------------------   --------------------
    Net increase(decrease)                                  ----                   ----
                                              =====================   ====================

    Mekros
    Units issued                                          19,676                   ----
    Units redeemed                                       (17,344)                  ----
                                              ---------------------   --------------------
    Net increase(decrease)                                 2,332                   ----
                                              =====================   ====================

    Sector Rotation
    Units issued                                           8,744                   ----
    Units redeemed                                          ----                   ----
                                              ---------------------   --------------------
    Net increase(decrease)                                 8,744                   ----
                                              =====================   ====================

    Third Avenue:
    Value
    Units issued                                         543,477                 230,855
    Units redeemed                                      (405,926)               (124,421)
                                              ---------------------   --------------------
    Net increase(decrease)                               137,551                 106,434
                                              =====================   ====================

    Vanguard:
    Money Market
    Units issued                                     191,280,344             166,317,894
    Units redeemed                                  (187,260,427)           (165,422,134)
                                              ---------------------   --------------------
    Net increase(decrease)                             4,019,917                 895,760
                                              =====================   ====================

    Equity Index
    Units issued                                          72,584                 108,628
    Units redeemed                                       (33,969)               (118,458)
                                              ---------------------   --------------------
    Net increase(decrease)                                38,615                  (9,830)
                                              =====================   ====================


                                     FS-66



6.  CHANGES IN UNITS OUTSTANDING, continued

                                                      2005                   2004
                                              ---------------------   --------------------
    Vanguard, continued:
    Total Bond
    Units issued                                         413,257                  59,961
    Units redeemed                                       (64,859)                (22,721)
                                              ---------------------   --------------------
    Net increase(decrease)                               348,398                  37,240
                                              =====================   ====================

    REIT Index
    Units issued                                          96,175                 114,364
    Units redeemed                                       (85,703)               (270,969)
                                              ---------------------   --------------------
    Net increase(decrease)                                10,472                (156,605)
                                              =====================   ====================

    Mid-Cap
    Units issued                                          81,509                  99,984
    Units redeemed                                       (44,430)                (88,580)
                                              ---------------------   --------------------
    Net increase(decrease)                                37,079                  11,404
                                              =====================   ====================

    Stock Market Index
    Units issued                                           5,337                   ----
    Units redeemed                                          ----                   ----
                                              ---------------------   --------------------
    Net increase(decrease)                                 5,337                   ----
                                              =====================   ====================

    Equity Income
    Units issued                                          95,505                  75,321
    Units redeemed                                       (33,490)                (33,919)
                                              ---------------------   --------------------
    Net increase(decrease)                                62,015                  41,402
                                              =====================   ====================

    Growth
    Units issued                                         160,960                  28,843
    Units redeemed                                      (14,791)                 (14,514)
                                              ---------------------   --------------------
    Net increase(decrease)                              146,169                   14,329
                                              =====================   ====================

    High Yield Bond
    Units issued                                        223,761                  241,291
    Units redeemed                                     (128,198)               (214,853)
                                              ---------------------   --------------------
    Net increase(decrease)                               95,563                  26,438
                                              =====================   ====================

    Balanced
    Units issued                                          9,440                    ----
    Units redeemed                                         ----                    ----
                                              ---------------------   --------------------
    Net increase(decrease)                                9,440                    ----
                                              =====================   ====================

    International
    Units issued                                        364,987                 178,973
    Units redeemed                                     (145,233)               (101,157)
                                              ---------------------   --------------------
    Net increase(decrease)                              219,754                  77,816
                                              =====================   ====================



                                     FS-67



6.  CHANGES IN UNITS OUTSTANDING, continued

                                                      2005                   2004
                                              ---------------------   --------------------
    Vanguard, continued:
    Diversified
    Units issued                                        283,995                 217,757
    Units redeemed                                     (185,490)                (87,812)
                                              ---------------------   --------------------
    Net increase(decrease)                               98,505                 129,945
                                              =====================   ====================

    Small Company Growth
    Units issued                                         69,410                  65,519
    Units redeemed                                      (29,766)                (60,022)
                                              ---------------------   --------------------
    Net increase(decrease)                               39,644                   5,497
                                              =====================   ====================

    Wells Fargo:
    Discovery
    Units issued                                         19,005                    ----
    Units redeemed                                       (2,046)                   ----
                                              ---------------------   --------------------
    Net increase(decrease)                               16,959                    ----
                                              =====================   ====================

    Opportunity
    Units issued                                          4,385                  13,845
    Units redeemed                                       (7,662)                 (9,892)
                                              ---------------------   --------------------
    Net increase(decrease)                               (3,277)                  3,953
                                              =====================   ====================

    ProFunds:
    Bull
    Units issued                                         62,326                    ----
    Units redeemed                                      (43,309)                   ----
                                              ---------------------   --------------------
    Net increase(decrease)                               19,017                    ----
                                              =====================   ====================

    Europe
    Units issued                                         17,085                    ----
    Units redeemed                                      (16,878)                   ----
                                              ---------------------   --------------------
    Net increase(decrease)                                  207                    ----
                                              =====================   ====================

    Mid-Cap
    Units issued                                         26,160                    ----
    Units redeemed                                      (12,147)                   ----
                                              ---------------------   --------------------
    Net increase(decrease)                               14,013                    ----
                                              =====================   ====================

    OTC
    Units issued                                        492,442                    ----
    Units redeemed                                     (452,433)                   ----
                                              ---------------------   --------------------
    Net increase(decrease)                               40,009                    ----
                                              =====================   ====================

    Small-Cap
    Units issued                                         36,911                    ----
    Units redeemed                                      (25,548)                   ----
                                              ---------------------   --------------------
    Net increase(decrease)                               11,363                    ----
                                              =====================   ====================



                                     FS-68



6.  CHANGES IN UNITS OUTSTANDING, continued

                                                      2005                   2004
                                              ---------------------   --------------------
    ProFunds, continued:
    Small-Cap Value
    Units issued                                         13,386                    ----
    Units redeemed                                         ----                    ----
                                              ---------------------   --------------------
    Net increase(decrease)                               13,386                    ----
                                              =====================   ====================

    Bear
    Units issued                                        118,307                    ----
    Units redeemed                                      (59,221)                   ----
                                              ---------------------   --------------------
    Net increase(decrease)                               59,086                    ----
                                              =====================   ====================

    Short OTC
    Units issued                                        264,880                    ----
    Units redeemed                                     (247,562)                   ----
                                              ---------------------   --------------------
    Net increase(decrease)                               17,318                    ----
                                              =====================   ====================

    Short Small-Cap
    Units issued                                         87,590                    ----
    Units redeemed                                      (87,590)                   ----
                                              ---------------------   --------------------
    Net increase(decrease)                                 ----                    ----
                                               =====================   ====================

    UltraMid
    Units issued                                         70,818                    ----
    Units redeemed                                      (70,664)                   ----
                                              ---------------------   --------------------
    Net increase(decrease)                                  154                    ----
                                              =====================   ====================

    UltraOTC
    Units issued                                      2,261,046                    ----
    Units redeemed                                   (2,150,759)                   ----
                                              ---------------------   --------------------
    Net increase(decrease)                              110,287                    ----
                                              =====================   ====================

    UltraSmall
    Units issued                                         13,553                    ----
    Units redeemed                                      (12,895)                   ----
                                              ---------------------   --------------------
    Net increase(decrease)                                  658                    ----
                                              =====================   ====================

    UltraBull
    Units issued                                         57,302                    ----
    Units redeemed                                      (57,204)                   ----
                                              ---------------------   --------------------
    Net increase(decrease)                                   98                    ----
                                              =====================   ====================

    U.S. Government Plus
    Units issued                                        197,537                    ----
    Units redeemed                                     (189,425)                   ----
                                              ---------------------   --------------------
    Net increase(decrease)                                8,112                    ----
                                              =====================   ====================


                                     FS-69



6.  CHANGES IN UNITS OUTSTANDING, continued

                                                      2005                   2004
                                              ---------------------   --------------------
    ProFunds, continued:
    Opportunity
    Units issued                                        187,531                    ----
    Units redeemed                                      (73,701)                   ----
                                              ---------------------   --------------------
    Net increase(decrease)                              113,830                    ----
                                              =====================   ====================

    Oil & Gas
    Units issued                                         68,050                    ----
    Units redeemed                                      (67,404)                   ----
                                              ---------------------   --------------------
    Net increase(decrease)                                  646                    ----
                                              =====================   ====================

    Precious Metals
    Units issued                                         22,411                    ----
    Units redeemed                                      (21,716)                   ----
                                              ---------------------   --------------------
    Net increase(decrease)                                  695                    ----
                                              =====================   ====================

    Real Estate
    Units issued                                         32,747                    ----
    Units redeemed                                      (32,716)                   ----
                                              ---------------------   --------------------
    Net increase(decrease)                                   31                    ----
                                              =====================   ====================

    High Yield
    Units issued                                          9,782                    ----
    Units redeemed                                       (9,782)                   ----
                                              ---------------------   --------------------
    Net increase(decrease)                                 ----                    ----
                                              =====================   ====================

    Money Market
    Units issued                                     67,185,142                    ----
    Units redeemed                                  (62,249,530)                   ----
                                              ---------------------   --------------------
    Net increase(decrease)                            4,935,612                    ----
                                              =====================   ====================

    Pimco:
    Commodity
    Units issued                                          2,221                    ----
    Units redeemed                                         ----                    ----
                                              ---------------------   --------------------
    Net increase(decrease)                                2,221                    ----
                                              =====================   ====================

                          AMERITAS LIFE INSURANCE CORP.

                    STATUTORY FINANCIAL STATEMENTS AS OF AND
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004
                        AND INDEPENDENT AUDITORS' REPORT

INDEPENDENT AUDITORS' REPORT


To the Board of Directors
Ameritas Life Insurance Corp.
Lincoln, Nebraska

We have audited the accompanying statutory statements of admitted assets, liabilities and surplus of Ameritas Life Insurance Corp. (the Company), a wholly owned subsidiary of Ameritas Holding Company, as of December 31, 2005 and 2004, and the related statutory statements of operations, changes in surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska, which practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America are described in Note 18.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of Ameritas Life Insurance Corp. as of December 31, 2005 and 2004, or the results of its operations or its cash flows for the years then ended.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of Ameritas Life Insurance Corp. as of December 31, 2005 and 2004, and the results of its operations and its cash flows for the years then ended, on the basis of accounting described in Note 1.

/s/ Deloitte & Touche LLP

Lincoln, Nebraska
March 2, 2006

                                           AMERITAS LIFE INSURANCE CORP.
                                     STATUTORY STATEMENTS OF ADMITTED ASSETS,
                                              LIABILITIES AND SURPLUS
                                                  (in thousands)

                                                                                           December 31
                                                                              --------------------------------------
                               ADMITTED ASSETS                                      2005                2004
                                                                              ------------------ -------------------
    Bonds                                                                      $     1,167,300    $     1,194,109
    Preferred stocks   - unaffiliated                                                    5,690              5,855
                       - affiliated                                                     22,500             25,000
    Common stocks      - unaffiliated                                                  178,043            119,504
                       - affiliated                                                    168,528             95,317
    Mortgage loans                                                                     317,531            320,169
    Real estate  - properties occupied by the company                                   29,444             25,588
                 - properties held for the production of income                         38,479             32,165
                 - properties held for sale                                                  -              4,160
    Cash and cash equivalents                                                           20,579             10,827
    Short-term investments    - unaffiliated                                            11,170             31,013
                              - affiliated                                               8,600              5,241
    Loans on insurance contracts                                                        60,082             57,874
    Partnerships and limited liability companies - real estate                          28,988             45,841
    Partnerships  - joint ventures                                                      55,542             49,861
    Other investments                                                                      752              1,692
                                                                              ------------------ -------------------

                  Total Cash and Invested Assets                                     2,113,228          2,024,216
                                                                              ------------------ -------------------

    Accrued investment income                                                           18,246             19,218
    Deferred and uncollected premiums                                                   27,507             24,008
    Current federal income taxes receivable - affiliates                                 5,858              1,548
    Deferred tax asset                                                                  11,171              6,016
    Accounts receivable - affiliates                                                     7,292              8,776
    Data processing and other admitted assets                                            5,872              5,589
    Separate accounts                                                                  886,986            749,317
                                                                              ------------------ -------------------

                      Total Admitted Assets                                    $     3,076,160    $     2,838,688
                                                                              ================== ===================




The accompanying notes are an integral part of these statutory financial statements.


                                       2




                                           AMERITAS LIFE INSURANCE CORP.
                                     STATUTORY STATEMENTS OF ADMITTED ASSETS,
                                             LIABILITIES AND SURPLUS
                                         (in thousands, except share data)

                                                                                           December 31
                                                                              --------------------------------------
                           LIABILITIES AND SURPLUS                                  2005                2004
                                                                              ------------------ -------------------

Policy reserves                                                                $       763,506    $       766,191
Deposit-type funds                                                                     497,207            465,661
Reserves for unpaid claims                                                              32,264             30,645
Dividends payable to policyowners                                                       10,479             10,534
Interest maintenance reserve                                                             2,736              1,508
Asset valuation reserve                                                                 68,064             51,428
Accounts payable - affiliates                                                               49                762
Other liabilities                                                                       57,238             58,866
Separate accounts                                                                      886,986            749,317
                                                                              ------------------ -------------------

                  Total Liabilities                                                  2,318,529          2,134,912
                                                                              ------------------ -------------------

Common stock, par value $0.10 per share; 25,000,000 shares authorized, issued
  and outstanding                                                                        2,500              2,500
Additional paid-in capital                                                               5,000              5,000
Unassigned surplus                                                                     750,131            696,276
                                                                              ------------------ -------------------

                  Total Surplus                                                        757,631            703,776
                                                                              ------------------ -------------------
                      Total Liabilities and Surplus                            $     3,076,160    $     2,838,688
                                                                              ================== ===================






The accompanying notes are an integral part of these statutory financial statements.


                                       3



                                           AMERITAS LIFE INSURANCE CORP.
                                        STATUTORY STATEMENTS OF OPERATIONS
                                                  (in thousands)

                                                                                     Years Ended December 31
                                                                              --------------------------------------
                                                                                    2005                2004
                                                                              ------------------ -------------------
INCOME
Premium income                                                                 $       521,276    $       497,232
Net investment income                                                                  116,812            110,182
Miscellaneous income                                                                    30,605             31,175
                                                                              ------------------ -------------------
                  Total income                                                         668,693            638,589
                                                                              ------------------ -------------------


EXPENSES
Benefits to policyowners                                                               397,303            372,412
Change in policy reserves                                                               31,535             38,218
Commissions                                                                             49,318             48,853
General insurance expenses                                                             112,494             91,134
Taxes, licenses and fees                                                                12,187             11,388
                                                                              ------------------ -------------------
                  Total expenses                                                       602,837            562,005
                                                                              ------------------ -------------------

Income before dividends, federal income taxes, and
   realized capital gains                                                               65,856             76,584

Dividends appropriated for policyowners                                                 10,479             10,870
                                                                              ------------------ -------------------
Income before federal income taxes and
   realized capital gains                                                               55,377             65,714

Federal income tax expense                                                              15,505             15,611
                                                                              ------------------ -------------------
Income from operations before realized capital gains                                    39,872             50,103

Realized capital gains on investments, net of tax expense of
   $6,077 and $1,968 and transfers to the interest maintenance
   reserve of $1,300 and $346 in 2005 and 2004, respectively                            12,818              6,515
                                                                              ------------------ -------------------

Net income                                                                     $        52,690    $        56,618
                                                                              ================== ===================






The accompanying notes are an integral part of these statutory financial statements.

                          AMERITAS LIFE INSURANCE CORP.
                   STATUTORY STATEMENTS OF CHANGES IN SURPLUS
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004
                                 (in thousands)

                                                                                     Additional
                                                                 Common Stock         Paid-in        Unassigned        Total
                                                            Shares       Amount       Capital         Surplus         Surplus
                                                         ----------- ------------- --------------  -------------- ----------------
BALANCE, January 1, 2004                                    25,000     $  2,500      $    5,000      $  630,935     $    638,435

     Net income                                                  -            -               -          56,618           56,618
     Change in net unrealized gains on investments,
        net of taxes                                             -            -               -          13,833           13,833
     Change in net deferred income taxes                         -            -               -          (1,841)          (1,841)
     Change in non-admitted assets                               -            -               -           4,680            4,680
     Change in asset valuation reserve                           -            -               -          (7,949)          (7,949)
                                                         ----------- ------------- --------------  -------------- ----------------

BALANCE, December 31, 2004                                  25,000     $  2,500      $    5,000      $  696,276     $    703,776

     Net income                                                  -            -               -          52,690           52,690
     Change in net unrealized gains on investments,
        net of taxes                                             -            -               -          24,696           24,696
     Change in net deferred income taxes                         -            -               -          (1,437)          (1,437)
     Change in non-admitted assets                               -            -               -          (4,491)          (4,491)
     Cumulative effect of change in accounting principle
        (Note 1)                                                 -            -               -            (831)            (831)
     Change in asset valuation reserve                           -            -               -         (16,772)         (16,772)
                                                         ----------- ------------- --------------  -------------- ----------------

BALANCE, December 31, 2005                                  25,000     $  2,500      $    5,000      $  750,131     $    757,631
                                                         =========== ============= ==============  ============== ================



The accompanying notes are an integral part of these statutory financial statements.

                                           AMERITAS LIFE INSURANCE CORP.
                                        STATUTORY STATEMENTS OF CASH FLOWS
                                                   (in thousands)

                                                                                     Years Ended December 31
                                                                              --------------------------------------
                                                                                    2005                2004
                                                                              ------------------ -------------------
 OPERATING ACTIVITIES
 Premium collected net of reinsurance                                          $       517,385    $       500,396
 Net investment income received                                                        120,507            111,634
 Miscellaneous income                                                                   41,344             42,779
 Benefits paid to policyowners                                                        (370,721)          (354,703)
 Net transfers to separate accounts                                                    (86,496)           (65,853)
 Commissions, expenses and taxes paid                                                 (186,839)          (162,853)
 Dividends paid to policyowners                                                        (10,532)           (10,742)
 Federal income taxes paid                                                             (25,892)           (22,528)
                                                                              ------------------ -------------------

      Net cash from operating activities                                                (1,244)            38,130
                                                                              ------------------ -------------------

 INVESTING ACTIVITIES
 Proceeds from investments sold, matured or repaid                                     363,461            281,850
 Cost of investments acquired                                                         (428,794)          (377,447)
 Net change in loans on insurance contracts                                             (2,445)             2,156
                                                                              ------------------ -------------------

      Net cash from investing activities                                               (67,778)           (93,441)
                                                                              ------------------ -------------------

 FINANCING AND MISCELLANEOUS ACTIVITIES
 Change in deposit-type funds without life contingencies                                60,223             33,827
 Other miscellaneous, net                                                                2,067              4,663
                                                                              ------------------ -------------------

      Net cash from financing and miscellaneous activities                              62,290             38,490
                                                                              ------------------ -------------------

 NET DECREASE IN CASH AND CASH
   EQUIVALENTS AND SHORT-TERM INVESTMENTS                                               (6,732)           (16,821)

 CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS - BEGINNING OF YEAR               47,081             63,902
                                                                              ------------------ -------------------

 CASH AND CASH EQUIVALENTS AND SHORT- TERM INVESTMENTS - END OF YEAR           $        40,349    $        47,081
                                                                              ================== ===================

Non-cash transaction:
  Deferred gain on sale of short term investment (Note 4)                      $             -    $           600
  Deferred gain on sale of other invested assets                               $         2,067    $             -
  Proceeds on real estate partnerships dissolved and converted                 $         5,793    $             -
  Acquisition cost on partnerships converted to direct real estate             $         5,796    $             -

The accompanying notes are an integral part of these statutory financial statements.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2005 AND 2004
(in thousands)

1.  Nature of Operations and Summary of Significant Accounting Policies

Nature of Operations
Ameritas Life Insurance Corp. (the Company), a stock life insurance company domiciled in the state of Nebraska, is a wholly owned subsidiary of Ameritas Holding Company (AHC), which is a wholly owned subsidiary of Ameritas Acacia Mutual Holding Company (AAMHC).

AAMHC is a mutual insurance holding company. Owners of designated policies issued by the Company have a membership interest in AAMHC, while contractual rights remain with the Company.

The Company owns 100% of First Ameritas Life Insurance Corp. of New York (FALIC). The Company is also an 85.77% owner of AMAL Corporation (AMAL), which owns 100% of Ameritas Variable Life Insurance Company (AVLIC) and The Advisors Group, Inc. (TAG), a former broker dealer that de-registered effective January 4, 2005. AMAL also owns 66.41% of Ameritas Investment Corp. (AIC), a broker dealer. Prior to September 26, 2005, the Company was a 52.41% owner of AMAL which wholly owned AVLIC, TAG and AIC. In addition to the subsidiaries noted above, the Company conducts other diversified financial service related operations through the following wholly owned subsidiaries: Pathmark Administrators Inc. (Pathmark), a third party administrator; Veritas Corp., (dissolved into its parent, the Company, as of December 30, 2005) a marketing organization for low-load insurance products; and Ameritas Investment Advisors, Inc. (AIA), an advisor providing investment management services.

In addition to the Company, AHC is also a 100% owner of Acacia Life Insurance Company (Acacia Life), an insurance company domiciled in the District of Columbia. Acacia Life is a 100% owner of Acacia Financial Corporation (AFCO), which is a holding company comprised of several financial service companies. Principal subsidiaries of AFCO include: Calvert Group Ltd. (Calvert), a provider of investment advisory, management and administrative services to The Calvert Group of mutual funds; Acacia Federal Savings Bank (AFSB), a federally chartered savings bank; and Acacia Realty Corporation, owner of real estate properties.

The Company's insurance operations consist of life and health insurance, annuity, group pension, and retirement contracts. The Company and its subsidiaries operate in all 50 states and the District of Columbia.

Basis of Presentation
The Company's statutory financial statements are presented on the basis of accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska.

Accounting practices and procedures of the National Association of Insurance Commissioners ("NAIC") as prescribed or permitted by the Insurance Department of the State of Nebraska comprise a comprehensive basis of accounting ("NAIC SAP") other than accounting principles generally accepted in the United States of America ("GAAP"). The more significant differences are as follows:

     (a) Investments in bonds are generally carried at amortized cost, while under GAAP, they are carried at either amortized cost or fair value based on their classification according to the Company's ability and intent to hold or trade the securities;

     (b) Investments in common stocks are valued as prescribed by the Securities Valuation Office ("SVO") of the NAIC, while under GAAP, common stocks are reported at fair value;

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2005 AND 2004
(in thousands)

1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Basis of Presentation, (continued)
     (c) Subsidiaries are included as common stock carried under the equity method, with the equity in net income of subsidiaries credited directly to the Company's unassigned surplus for NAIC SAP, while GAAP requires either consolidation or the equity interest in net income of subsidiaries to be credited to the income statement;

     (d) Investments in limited partnerships, limited liability companies and joint venture investments are accounted for on the GAAP equity method, while under GAAP, such investments are accounted for at cost or the equity method depending upon ownership percentage and control;

     (e) Acquisition costs, such as commissions and other costs related to acquiring new business, are expensed as incurred, while under GAAP, they are deferred and amortized to income as premiums are earned or in relation to estimated gross profits;

     (f) NAIC SAP requires an amount be recorded for deferred taxes, however, there are limitations as to the amount of deferred tax assets that may be reported as "admitted assets"; and a federal income tax provision is required on a current basis for the statutory statements of operations;

     (g) Statutory policy reserves are based on mortality and interest assumptions prescribed or permitted by state statutes, without consideration of withdrawals. Statutory policy reserves generally differ from policy reserves under GAAP, which are based on the Company's estimates of mortality, interest and withdrawals;

     (h) Asset valuation reserves ("AVR") and interest maintenance reserves ("IMR") are established only in the statutory financial statements;

     (i) Assets are reported under NAIC SAP at "admitted-asset" value and "non-admitted" assets are excluded through a charge against unassigned surplus, while under GAAP, "non-admitted assets" are reinstated to the balance sheet, net of any valuation allowance;

     (j) Premium receipts and benefits on universal life-type contracts are recorded as income and expense for statutory purposes. Under GAAP, revenues on universal life-type contracts are comprised of contract charges and fees which are recognized when assessed against the policyowner account balance. Additionally, premium receipts on universal life-type contracts are considered deposits and are recorded as interest-bearing liabilities while benefits are recognized as expenses in excess of the policyowner account balance;

     (k) Reinsurance recoverables on unpaid losses are reported as a reduction of policy reserves, while under GAAP, they are reported as an asset; and

     (l) Comprehensive income and its components are not presented in the statutory financial statements.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2005 AND 2004
(in thousands)


1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Use of Estimates
The preparation of financial statements in accordance with statutory accounting practices requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ significantly from those estimates. Material estimates susceptible to significant change include reserves and income taxes.

Cash Equivalents
The Company considers all highly liquid securities purchased with an original maturity of three months or less to be cash equivalents.

Investments
Investments are reported according to valuation procedures prescribed by the NAIC. Bonds not backed by other loans are generally stated at amortized cost using the interest method, except for those with an NAIC designation of 6, which are stated at the lower of amortized cost or fair value.

Mortgage and asset backed securities are stated at either amortized cost or the lower of amortized cost or fair value. Premiums and discounts on mortgage and asset backed bonds and structured securities are amortized using the retrospective method based on anticipated prepayments at the date of purchase. Prepayment assumptions are obtained from broker dealer survey values or internal estimates. Changes in estimated cash flows from the original purchase assumptions are accounted for using the retrospective method.

Preferred stocks are stated at cost as the NAIC designation is RP3 and P3 or above.

Common stocks are carried at NAIC fair value, except for investments in stocks of uncombined subsidiaries and affiliates, which are carried on the equity basis. The change in the stated value is recorded as a change in net unrealized gains on investments, a component of unassigned surplus.

The Company carries subsidiaries as follows: FALIC at audited statutory equity, Pathmark at audited GAAP equity, AMAL at audited GAAP equity with statutory adjustments, and AIA as non-admitted unaudited GAAP equity.

Mortgage loans are stated at aggregate carrying value less accrued interest. The Company records a reserve for losses on mortgage loans as part of the asset valuation reserve.

Investments in real estate are stated at the lower of depreciated cost or fair value less encumbrances. The intent to sell a property exists when management has committed to a plan to dispose of the property by sale to an outside party.

Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost, which approximates fair value.

Loans on insurance contracts are carried at the unpaid principal balances. If the unpaid balance of the loan exceeds the policy reserves, the excess is considered a non-admitted asset.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2005 AND 2004
(in thousands)


1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Investments, (continued)
Investments in real estate partnerships, limited liability companies and joint ventures are carried based on the underlying GAAP equity of the investee with unrealized gains and losses reflected in unassigned surplus. Other than temporary impairments of $276 and $2,131 were recorded as realized losses during 2005 and 2004, respectively.

Other investments consist primarily of bridge loans carried at unpaid balances in 2005 and 2004.

Derivative instruments are stated at fair value. The Company has issued covered call options outstanding with a fair value of $24 and $21 at December 31, 2005 and 2004, respectively. The purpose of these options is for income generation and not as a hedging activity.

Investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned at the ex-dividend date. Interest income on mortgage-backed and asset-backed securities is determined on the effective yield method based on estimated principal repayments. Accrual of income is suspended for bonds and mortgage loans that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis and recorded in operations.

Accrued interest more than 180 days past due deemed collectible on mortgage loans in default is non-admitted. All other investment income due and accrued with amounts over 90 days past due is non-admitted. The total amount of investment income due and accrued excluded from unassigned surplus at December 31, 2004 was $8. No amount was excluded at December 31, 2005.

Property
Property and equipment are carried at cost less accumulated depreciation. The Company provides for depreciation of property and equipment using straight-line and accelerated methods over the estimated useful lives of the assets. Buildings are generally depreciated over forty years. Furniture and fixtures are generally depreciated over three to ten years. Depreciation expense was $3,648 and $3,208 for the years ended December 31, 2005 and 2004, respectively.

Maintenance and repairs are charged to expense as incurred.

EDP Equipment and Software
Electronic data processing ("EDP") equipment and operating and nonoperating software are carried at cost less accumulated depreciation. Depreciation expense is computed using the straight-line method over the lesser of the estimated useful life of the related asset or three years for EDP equipment and operating system software. Depreciation expense for nonoperating system software is computed using the straight-line method over the lesser of its estimated useful life or five years.

Costs incurred for the development of internal use software are capitalized and amortized using the straight-line method over the lesser of the useful lives of the assets or three years.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2005 AND 2004
(in thousands)


1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Non-Admitted Assets
Certain assets, primarily a portion of deferred tax assets, receivable related to prepaid pension assets, furniture and equipment, and nonoperating system software are designated as non-admitted under statutory reporting requirements. These assets are excluded from the statutory statements of admitted assets, liabilities and surplus by adjustments to unassigned surplus. Total non-admitted assets were $35,541 and $29,600 as of December 31, 2005 and 2004, respectively. The adjustment to unassigned surplus for non-admitted assets reflects non-investment type assets.

Premiums and Related Commissions
Life premiums are recognized as income over the premium paying period of the related policies. Annuity considerations are recognized as income when received. Health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Consideration received on deposit-type funds, which do not contain any life contingencies, is recorded directly to the related liability.

Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

Policy Reserves and Deposit-type Funds
Life policy reserves provide amounts adequate to discharge estimated future obligations in excess of estimated future premiums on policies in force. Reserves for traditional and flexible premium insurance are computed principally by using the Commissioners' Reserve Valuation Method ("CRVM") or the Net Level Premium Method with assumed interest rates and mortality as prescribed by regulatory authorities. Reserves for annuities and deposit administration contracts are calculated using the Commissioners' Annuity Reserve Valuation Method ("CARVM") with appropriate statutory interest and mortality assumptions. Policy reserves include the estimated future obligations for the fixed account options selected by variable life and annuity policyowners; obligations related to variable account options are in the separate accounts. Tabular interest, tabular less actual reserves released and tabular cost for all life contracts are determined based upon statutory regulations. Other policy reserves are established and maintained on the basis of published mortality tables using assumed interest rates and valuation methods as prescribed by the Insurance Department of the State of Nebraska.

Reserves for deposit-type funds are equal to deposits received and interest credited to the benefit of policyowners, less withdrawals that represent a return to the policyowner. For the determination of tabular interest to deposit-type funds, the valuation interest rate, which varies by issue year, is multiplied by the average funds in force during the year subject to such valuation interest rate.

Reserves for Unpaid Claims
The reserves for unpaid group dental and vision claims are estimated using historic claim lags, and then adjusted upward or downward based on the current level of pended/unprocessed claims relative to the historic level of pended/unprocessed claims during the time period used in generating the claim lag factors. The reserves for unpaid claims for group dental and vision insurance includes claims in course of settlement and incurred but not reported claims. Claim adjustment expenses corresponding to the unpaid claims are accounted for by adding an additional load to the reserve for unpaid claims. To the extent the ultimate liability differs from the amounts recorded, such differences are reflected in operations when additional information becomes known.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2005 AND 2004
(in thousands)


1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Reserves for Unpaid Claims, (continued)
Reserves for unpaid life claims include claims reported and unpaid and claims not yet reported, which is estimated based upon historical experience. As such amounts are necessarily estimates, the ultimate liability will differ from the amount recorded and will be reflected in operations when additional information becomes known.

Dividends to Policyowners
A portion of the Company's business has been issued on a participating basis. The amount of insurance in force on individual life participating policies was $5,240,193 or 41.6% and $5,267,041 or 41.7% of the total individual life policies in force as of December 31, 2005 and 2004, respectively. The Company distributed dividends in the amount of $10,533 and $10,784 to policyowners and did not allocate any additional income to such policyowners for the years ended December 31, 2005 and 2004, respectively.

Asset Valuation and Interest Maintenance Reserves
The asset valuation reserve is a required appropriation of unassigned surplus to provide for possible losses that may occur on certain investments of the Company. The reserve is computed based on holdings of all investments and realized and unrealized gains and losses, other than those resulting from interest rate changes. Changes in the reserve are charged or credited to unassigned surplus.

The IMR is calculated based on the prescribed methods developed by the NAIC. Realized gains and losses, net of tax, resulting from interest rate changes on fixed income investments are deferred and credited to this reserve. These gains and losses are then amortized into investment income over what would have been the remaining years to maturity of the underlying investment. Amortization included in net investment income was $72 and $(20) for 2005 and 2004, respectively.

Income Taxes
The Company files a life/non-life consolidated tax return with AAMHC and AAMHC includible affiliates and is party to a federal income tax allocation agreement. The Company's income tax allocation is based upon a written agreement which generally specifies separate income tax return calculations with current credit for net operating losses and/or credits which are used to reduce the portion of the consolidated income tax liability.

The Company is subject to tax-related audits in the normal course of operations. The Company records a contingency for these tax-related matters when it is probable that a liability has been incurred and the amount of the loss can be reasonably estimated. The Company reviews its loss contingencies on an ongoing basis to ensure that the Company has appropriate reserves recorded on the balance sheet. These reserves are based on judgment made by management with respect to the likely outcome of these matters. The Company's judgment could change based on new information, Internal Revenue Service examinations and changes in laws or regulations.

Federal income tax returns for all companies, with the exception of AMAL and its subsidiaries, have been examined by the Internal Revenue Service (IRS) through 1998. AMAL and its subsidiaries have been examined by the IRS through 1995.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2005 AND 2004
(in thousands)

1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Separate Accounts
The Company issues variable annuities, variable life contracts, and experience-rated group annuities, the assets and liabilities of which are legally segregated and recorded in the accompanying statutory statements of admitted assets, liabilities and surplus as assets and liabilities of the separate accounts. Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, the net investment experience of the separate account is credited directly to the policyowner and can be positive or negative. Mortality, policy administration and surrender charges to all separate accounts are included in miscellaneous income in the statutory statements of operations.

The assets of separate accounts relating to variable annuity and variable life contracts are carried at fair value and consist primarily of mutual funds held for the benefit of policyowners. Deposits received from, and benefits paid, to separate account policyowners which were invested in the fixed account are recorded as an increase in, or a direct charge to, policy reserves. Investment income and realized and unrealized capital gains and losses related to the assets which support the variable annuity and variable life contracts are not reflected in the Company's statutory statements of operations.

Certain other separate accounts relate to experience-rated group annuity contracts that fund defined contribution pension plans. These contracts provide guaranteed interest returns for one-year only, where the guaranteed interest rate is re-established each year based on the investment experience of the separate account. In no event can the interest rate be less than zero. There are guarantees of principal and interest for the purposes of plan participant transactions (e.g., participant-directed withdrawals and fund transfers done at account value). The assets and liabilities of these separate accounts are carried at account value.

Fair Values of Financial Instruments
The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

         Bonds and Preferred Stocks - The fair values for bonds and preferred stocks are based on quoted market prices, where available. For bonds and preferred stocks not actively traded, fair values are estimated using values obtained from independent pricing services and based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair values of mortgage and asset backed securities are estimated using values obtained from independent pricing services and based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments.

         Common Stocks - For publicly traded securities, fair value is determined using prices published by the NAIC Securities Valuation Office. Stocks in affiliates are carried on the equity method and, therefore, are not included as part of the fair value disclosure.

         Mortgage Loans - The fair values for mortgage loans are estimated using discounted cash flow calculations which are based on interest rates currently being offered for similar loans to borrowers with similar credit ratings, credit quality, and maturity of the investments. Loans that exceed 100% loan-to-value are valued at the estimated fair value of the underlying collateral.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2005 AND 2004
(in thousands)


1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Fair Values of Financial Instruments, (continued)
         Cash and Cash Equivalents, Short-term Investments, Other Investments, and Accrued Investment Income - The carrying amounts for these instruments approximate their fair values due to the short maturity of these investments, except when an instrument becomes other than temporarily impaired and a new cost basis has been recognized. The fair value for these instruments becomes their new cost basis.

         Loans on Insurance Contracts - The fair values for loans on insurance contracts are estimated using discounted cash flow analysis at interest rates currently offered for similar loans. Loans on insurance contracts with similar characteristics are aggregated for purposes of the calculations.

         Deposit-Type Funds - Deposit-type funds with a fixed maturity are valued at discounted present value using market interest rates. Deposit-type funds which do not have fixed maturities are carried at the amount payable on demand at the reporting date.

         Separate Account Assets and Liabilities - The fair values of separate account assets are based upon quoted market prices. Separate account liabilities are carried at the fair value of the underlying assets.

Vulnerability due to Certain Concentrations
The Company operates in a business environment which is subject to various risks and uncertainties. Such risks and uncertainties include, but are not limited to, interest rate risk, market risk, credit risk and legal and regulatory changes. Federal legislation has allowed banks and other financial organizations to have greater participation in securities and insurance businesses. This legislation may present an increased level of competition for sales of the Company's products. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes that lessen these incentives are likely to negatively impact the demand for these products. The demand for life insurance products that are used to address a customer's estate planning needs may be impacted to the extent any legislative changes occur to the current estate tax laws.

Reclassifications
Certain items on the prior year financial statements have been reclassified to conform to current year presentation. Such reclassifications were not material, either individually or in the aggregate.

Accounting Pronouncements
INVESTMENTS IN SUBSIDIARY, CONTROLLED, AND AFFILIATED ENTITIES, STATEMENT OF STATUTORY ACCOUNTING PRINCIPLE NO. 88
Effective January 1, 2005, the Company adopted SSAP No. 88, "Investments in Subsidiary, Controlled, and Affiliated Entities, A Replacement of SSAP No. 46". SSAP No. 88 addresses the valuation of subsidiary, controlled, and affiliated entities. As a result, the cumulative effect of the change in accounting principle from implementing SSAP No. 88 was a reduction in unassigned surplus of $831. Prior period has not been restated as it is not permitted by SSAP No. 88.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2005 AND 2004
(in thousands)


1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Accounting Pronouncements, (continued)
ACCOUNTING FOR LOW INCOME HOUSING TAX CREDIT PROPERTY INVESTMENTS, STATEMENT OF STATUTORY ACCOUNTING PRINCIPLE NO. 93
Effective January 1, 2006, the Company adopted SSAP No. 93, "Accounting for Low Income Housing Tax Credit Property Investments". This statement establishes the valuation method for recording investments in low income housing tax credit properties. The adoption of SSAP No. 93 does not have a material impact on the financial statements.

2.  Investments

Bonds
The table below provides additional information relating to bonds held at December 31, 2005:

                                                                         Gross           Gross
                                                 Book/ Adjusted        Unrealized     Unrealized
                                                 Carrying Value          Gains           Losses         Fair Value
-------------------------------------------------------------------------------------------------------------------
Bonds:
U.S. Governments                             $          177,184  $        5,067  $        1,609 $          180,642
All Other Governments                                     3,027             100               -              3,127
Special Revenue & Special Assessment
  Obligations and all Non-Guaranteed
  Obligations of Agencies and Authorities
  of Governments and Their Political
  Subdivisions                                          180,159             735           2,646            178,248
Public Utilities (Unaffiliated)                          86,212           2,822             545             88,489
Industrial & Miscellaneous (Unaffiliated)               720,718          25,880           6,619            739,979
--------------------------------------------------------------------------------------------------------------------
Total Bonds                                  $        1,167,300  $       34,604  $       11,419 $        1,190,485
====================================================================================================================

The table below provides additional information relating to bonds held at December 31, 2004:

                                                                         Gross           Gross
                                                 Book/ Adjusted        Unrealized     Unrealized
                                                 Carrying Value          Gains           Losses         Fair Value
-------------------------------------------------------------------------------------------------------------------
Bonds:
U.S. Governments                             $          186,756  $        9,111  $          513 $          195,354
All Other Governments                                     3,737             268               -              4,005
Special Revenue & Special Assessment
  Obligations and all Non-Guaranteed
  Obligations of Agencies and Authorities
  of Governments and Their Political
  Subdivisions                                          175,685           3,348             348            178,685
Public Utilities (Unaffiliated)                          79,186           5,187              43             84,330
Industrial & Miscellaneous (Unaffiliated)               748,745          47,626           2,451            793,920
--------------------------------------------------------------------------------------------------------------------
Total Bonds                                  $        1,194,109  $       65,540  $        3,355 $        1,256,294
====================================================================================================================

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2005 AND 2004
(in thousands)


2.  Investments, (continued)

Bonds and Stocks
An aging of unrealized losses on the Company's investments in bonds, preferred stocks - unaffiliated and common stocks - unaffiliated were as follows:

                                                                    December 31, 2005
                                       -----------------------------------------------------------------------------
                                         Less than 12 months        12 months or more               Total
                                       ------------------------- ------------------------- -------------------------
                                        Fair Value  Unrealized    Fair Value  Unrealized    Fair Value  Unrealized
                                                      Losses                    Losses                    Losses
--------------------------------------------------------------------------------------------------------------------
Bonds:
U.S. Government                         $    75,594 $       915   $    18,190 $       694   $    93,784 $     1,609
Special Revenue & Special Assessment
  Obligations and all Non-Guaranteed
  Obligations of Agencies and
  Authorities of Governments and Their
  Political Subdivisions                    109,600       1,751        21,969         895       131,569       2,646
Public Utilities (Unaffiliated)              22,653         545             -           -        22,653         545
Industrial & Miscellaneous
  (Unaffiliated)                            196,893       4,122        54,847       2,497       251,740       6,619
--------------------------------------------------------------------------------------------------------------------
Total Bonds                                 404,740       7,333        95,006       4,086       499,746      11,419
--------------------------------------------------------------------------------------------------------------------
Preferred and Common stocks
  (Unaffiliated)                             37,202       1,687         2,163         188        39,365       1,875
--------------------------------------------------------------------------------------------------------------------
Total                                   $   441,942 $     9,020   $    97,169 $     4,274   $   539,111 $    13,294
--------------------------------------------------------------------------------------------------------------------

                                                                    December 31, 2004
                                       -----------------------------------------------------------------------------
                                         Less than 12 months        12 months or more               Total
                                       ------------------------- ------------------------- -------------------------
                                        Fair Value  Unrealized    Fair Value  Unrealized    Fair Value  Unrealized
                                                      Losses                    Losses                    Losses
--------------------------------------------------------------------------------------------------------------------
Bonds:
U.S. Government                         $    38,678 $       445   $     1,763 $        68   $    40,441 $       513
Special Revenue & Special Assessment
  Obligations and all Non-Guaranteed
  Obligations of Agencies and
  Authorities of Governments and Their
  Political Subdivisions                     38,681         255         4,907          93        43,588         348
Public Utilities (Unaffiliated)               6,957          43             -           -         6,957          43
Industrial & Miscellaneous
  (Unaffiliated)                             76,237       1,043        34,921       1,408       111,158       2,451
--------------------------------------------------------------------------------------------------------------------
Total Bonds                                 160,553       1,786        41,591       1,569       202,144       3,355
--------------------------------------------------------------------------------------------------------------------
Preferred and Common stocks
  (Unaffiliated)                              5,455         411           563          52         6,018         463
--------------------------------------------------------------------------------------------------------------------
Total                                   $   166,008 $     2,197   $    42,154 $     1,621   $   208,162 $     3,818
--------------------------------------------------------------------------------------------------------------------

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2005 AND 2004
(in thousands)


2.  Investments, (continued)

Bonds and Stocks, (continued)
The Company regularly reviews its investment portfolio for factors that may indicate that a decline in fair value of an investment is other than temporary. Based on an evaluation of the prospects of the issuers, including, but not limited to, the company's intentions to sell or ability to hold the investments; the length of time and magnitude of the unrealized loss; and the credit ratings of the issuers of the investments in the above bonds, the Company has concluded that the declines in the fair values of the Company's investments in bonds at December 31, 2005 or 2004 are temporary.

For substantially all preferred stocks - unaffiliated and common stocks - unaffiliated securities with an unrealized loss greater than 12 months, such unrealized loss was less than 20% of the Company's carrying value of each preferred stock or common stock security. The Company considers various factors when considering if a decline in the fair value of a preferred stock and common stock security is other than temporary, including but not limited to, the length of time and magnitude of the unrealized loss; the volatility of the investment; analyst recommendations and price targets; opinions of the Company's investment managers; market liquidity; and the Company's intentions to sell or ability to hold the investments. Based on an evaluation of these factors, the Company has concluded that the declines in the fair values of the Company's investments in both unaffiliated preferred stocks and common stocks at December 31, 2005 or 2004 are temporary.

The carrying value and fair value of bonds at December 31, 2005 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                               Book/Adjusted        Fair Value
                                              Carrying Value
--------------------------------------------------------------------------------
Due in one year or less                      $        53,307    $        53,750
Due after one year through five years                235,536            244,896
Due after five years through ten years               525,803            532,518
Due after ten years                                  352,654            359,321
--------------------------------------------------------------------------------
Total Bonds                                  $     1,167,300    $     1,190,485
================================================================================

Bonds not due at a single maturity date have been included in the table above in the year of final maturity.

Sales of bond investments in 2005 and 2004 resulted in proceeds of $47,488 and $20,726, respectively, on which the Company realized gross gains of $1,539 and $1,850, respectively, and gross losses of $986 and $799, respectively.

The Company's bond and short-term investment portfolios are predominantly comprised of investment grade securities. At December 31, 2005 and 2004, bonds totaling $50,488 and $58,569, respectively, (4.3% and 4.8%, respectively, of the total bond and short-term portfolios) are considered "below investment grade". Securities are classified as "below investment grade" by utilizing rating criteria established by the NAIC. During 2005 and 2004, the Company recorded realized losses for other than temporary impairments on bonds of $405 and $1,685, respectively.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2005 AND 2004
(in thousands)

2.  Investments, (continued)

Mortgage Loans
The Company invests in mortgage loans collateralized principally by commercial real estate. The maximum and minimum lending rates for mortgage loans issued during 2005 are 6.4% and 5.4%, respectively. The maximum percentage of any one loan to the value of security at the time the loan was originated, exclusive of insured, guaranteed or purchase money mortgages, was 75% with the exception of two loans for which the portion exceeding 75% is admitted under investment "basket" provisions. The Company has not included taxes, assessments or other amounts advanced in mortgage loans at December 31, 2005 and 2004.

The Company's mortgage loans finance various types of commercial and multi-family residential properties throughout the United States. The geographic distributions of the mortgage loans at December 31, 2005 and 2004 are as follows:

                                                  2005              2004
--------------------------------------------------------------------------------
California                                   $        32,606  $        36,244
Texas                                                 30,860           33,812
Washington                                            20,804           22,756
Arizona                                               20,289           21,572
Minnesota                                             19,560           20,014
Oregon                                                17,920           20,415
Ohio                                                  16,960           14,422
All other states                                     158,532          150,934
--------------------------------------------------------------------------------
                                             $       317,531  $       320,169
================================================================================

At December 31, 2005 and 2004, the Company does not have any impaired mortgage loans or interest income on impaired mortgage loans. Interest income on impaired mortgage loans is generally recognized on a cash basis.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2005 AND 2004
(in thousands)


2.  Investments, (continued)

Fair Value of Financial Instruments
The book/adjusted carrying value and fair value of financial instruments at December 31 are as follows:

                                                               2005                             2004
                                                 -------------------------------------------------------------------
                                                  Book/Adjusted                    Book/Adjusted
                                                  Carrying Value    Fair Value     Carrying Value    Fair Value
--------------------------------------------------------------------------------------------------------------------
Financial Assets:
    Bonds                                         $    1,167,300  $    1,190,485   $    1,194,109  $    1,256,294
    Preferred stocks - unaffiliated                        5,690           5,371            5,855           5,859
    Preferred stocks - affiliated                         22,500          22,500           25,000          25,000
    Common stocks - unaffiliated                         178,043         178,043          119,504         119,504
    Mortgage loans                                       317,531         328,590          320,169         338,523
    Cash and cash equivalents                             20,579          20,579           10,827          10,827
    Short-term investments - unaffiliated                 11,170          11,170           31,013          31,013
    Short-term investments - affiliated                    8,600           8,600            5,241           5,241
    Loans on insurance contracts                          60,082          56,950           57,874          54,935
    Other investments                                        752             752            1,692           1,692
    Accrued investment income                             18,246          18,246           19,218          19,218
    Assets related to separate accounts                  886,986         886,986          749,317         749,317
Financial Liabilities:
    Deposit-type funds                            $      497,207  $      500,002   $      465,661  $      474,019
    Liabilities related to separate accounts             886,986         886,986          749,317         749,317
--------------------------------------------------------------------------------------------------------------------

3.  Income Taxes

The following are federal income taxes paid in the current and prior years that will be available for recoupment in the event of future losses:

          2005                     $    23,494
          2004                          22,276
          2003                          20,328

Federal income taxes incurred at December 31 consist of the following major components:

                                                                    2005              2004
--------------------------------------------------------------------------------------------------
Current federal income taxes
Operations                                                     $        15,505  $        15,611
Capital gains                                                            6,077            1,968
--------------------------------------------------------------------------------------------------
                                                                        21,582           17,579
Change in net deferred income taxes                                      1,437            1,841
--------------------------------------------------------------------------------------------------
    Total federal income taxes incurred                        $        23,019  $        19,420
==================================================================================================

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2005 AND 2004
(in thousands)


3.  Income Taxes, (continued)

The difference between the U.S. federal income tax rate and the federal income taxes incurred at December 31 is summarized as follows:

                                                                                      2005              2004
--------------------------------------------------------------------------------------------------------------------
Income before federal income taxes and realized capital losses                   $        55,377  $        65,714
Net realized capital gains before federal income taxes and
  transfers to IMR                                                                        20,195            8,829
--------------------------------------------------------------------------------------------------------------------
Total pretax income                                                                       75,572           74,543
Change in non-admitted assets                                                             (2,371)             943
Tax exempt income                                                                         (5,907)          (3,761)
Nondeductible expenses                                                                       614              745
Other                                                                                       (738)            (481)
--------------------------------------------------------------------------------------------------------------------
                                                                                          67,170           71,989
Statutory tax rate                                                                          0.35             0.35
--------------------------------------------------------------------------------------------------------------------
                                                                                          23,510           25,196
Release of federal income tax reserve                                                          -           (5,507)
Tax credits                                                                                  491             (269)
--------------------------------------------------------------------------------------------------------------------
      Total federal income taxes incurred                                        $        23,019  $        19,420
====================================================================================================================

The items that give rise to deferred tax assets and liabilities at December 31 relate to the following:

                                                                                      2005              2004
--------------------------------------------------------------------------------------------------------------------
Deferred tax assets:
Unrealized investment losses                                                     $         2,070  $         2,295
Deferred policy acquisition costs                                                          6,794            6,745
Future policy and contract benefits                                                        4,055            5,287
Policyowner dividends                                                                      3,668            3,687
Pension and postretirement benefits                                                        9,056            8,203
Non-admitted assets                                                                       10,885           10,055
Other                                                                                      1,417            2,207
--------------------------------------------------------------------------------------------------------------------
Gross deferred tax assets                                                                 37,945           38,479
--------------------------------------------------------------------------------------------------------------------
Deferred tax liabilities:

Unrealized investment gains                                                               13,992           24,326
Other                                                                                      8,341            8,137
--------------------------------------------------------------------------------------------------------------------
Gross deferred tax liabilities                                                            22,333           32,463
--------------------------------------------------------------------------------------------------------------------
Net deferred tax asset                                                                    15,612            6,016
Less:  non-admitted deferred tax assets                                                    4,441                -
--------------------------------------------------------------------------------------------------------------------
Net admitted deferred tax asset                                                  $        11,171  $         6,016
====================================================================================================================

Increase (decrease) in deferred tax assets non-admitted                          $         4,441  $        (4,493)
====================================================================================================================

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2005 AND 2004
(in thousands)


3.  Income Taxes, (continued)

The change in net deferred income taxes is comprised of the following:

                                                                          December 31
                                                                     2005             2004             Change
--------------------------------------------------------------------------------------------------------------------
Gross deferred tax assets                                      $        37,945   $        38,479  $          (534)
Gross deferred tax liabilities                                          22,333            32,463          (10,130)
--------------------------------------------------------------------------------------------------------------------
Net deferred tax asset                                         $        15,612   $         6,016            9,596
==================================================================================================
Tax effect of unrealized gains                                                                            (11,033)
                                                                                                 -------------------
Change in net deferred income tax                                                                 $        (1,437)
                                                                                                 ===================

                                                                          December 31
                                                                     2004             2003             Change
--------------------------------------------------------------------------------------------------------------------
Gross deferred tax assets                                      $        38,479   $        38,977  $          (498)
Gross deferred tax liabilities                                          32,463            24,356            8,107
--------------------------------------------------------------------------------------------------------------------
Net deferred tax asset                                         $         6,016   $        14,621           (8,605)
==================================================================================================
Tax effect of unrealized gains                                                                              6,764
                                                                                                 -------------------
Change in net deferred income tax                                                                 $        (1,841)
                                                                                                 ===================

The Company files income tax returns with the Internal Revenue Service and various state tax jurisdictions. From time to time, the Company is subject to routine audits by those agencies and those audits may result in proposed adjustments. The Company has considered the alternative interpretations that may be assumed by the various taxing agencies and believes its positions taken regarding its filings are valid. Based upon review of the Company's tax contingencies, the reserve held for tax related contingencies was reduced by $5,507 in 2004.

4.  Information Concerning Parent, Subsidiaries and Affiliates

As of September 26, 2005, the Company purchased 40.19447 shares of AMAL common stock from a related party. Under NAIC SAP, this transaction was considered a related party "economic transaction". The impact to the Company from this transaction is reflected as an increase of $62,392 in common stock - affiliated with the offset to a decrease in cash. Included in the book/adjusted carrying value of this common stock - affiliated was $22,300 of goodwill, which is being amortized over 10 years. Concurrently, AMAL exchanged a 33.59% interest in AIC for the remaining shares of AMAL's stock held by AmerUs. Subsequent to this transaction, all shares of AMAL common stock are held by the Company, Acacia Life and AFCO.

On January 30, 2003, the Company purchased 520,562 shares of common stock from AFSB valued on that date for $10,000. During 2005, the Company made additional contributions of $1,479 as paid in capital to AFSB.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2005 AND 2004
(in thousands)


4.  Information Concerning Parent, Subsidiaries and Affiliates, (continued)

On December 20, 1999, the Company purchased $25,000 of redeemable preferred stock from Acacia Life. The stock, which pays dividends in an amount per annum equal to 6.66% and 8%, in 2005 and 2004, respectively, and is non-voting, provides for redemption beginning in 2005 with final redemption on or by January 1, 2015. On June 1, 2005 the Company redeemed 100,000 shares at $2,500.

In 2003, the Company received $2,452 in bonds and related accrued interest as of November 30, 2003 in payment of a $2,500 dividend declared by Pathmark Administrators, Inc. The remaining $48 was paid in cash. The bonds were transferred at fair value with the Company recording a deferred gain of $120 to be amortized over the life of the bonds.

On December 30, 2005, Veritas Corp. was dissolved into the Company. Upon dissolution, the Company received consideration in the amount of $159 resulting in a realized capital gain of $23.

AVLIC, an affiliate, has a variable insurance trust (VIT). The Company offers, in conjunction with FALIC and AVLIC, the VIT as an investment option to policyowners through their separate accounts. The Company had separate account investments of $1,899 and $2,701 in the VIT as of December 31, 2005 and 2004, respectively. Affiliates of the Company provide investment advisory and administrative services to the VIT on a fee basis.

The Company offers mutual funds of Calvert Variable Series, Inc. (CVS), an affiliate, to policyowners through the separate accounts. Separate account investments in mutual funds offered through CVS were $73,329 and $79,007 as of December 31, 2005 and 2004, respectively.

The Company had short-term investments of $1,892 and $5,527 in mutual funds of an affiliate at December 31, 2005 and 2004, respectively.

During 2002, AMAL entered into an unsecured loan agreement to borrow up to $15,000 from its parents. The note came due August 13, 2004 and at that time, the maturity date of the promissory note was amended to be August 11, 2005. During 2005, a new promissory note was issued with a maturity date of August 10, 2006. The note carries an interest rate of LIBOR plus 0.625% (4.965% at December 31, 2005 and 2.90625% at December 31, 2004). Included in short-term investments
- affiliated is $8,600 and $5,241 that represent the amount due to the Company from AMAL Corporation at December 31, 2005 and 2004, respectively.

On December 29, 2000, the Company purchased $15,000 of unaffiliated bonds with a maturity date of October 31, 2001, from an affiliate. The bonds were purchased at par and had a fair value of $14,400 as of December 31, 2003. Another affiliate guaranteed the Company up to 4% of par plus the accrued interest should the Company receive less than par upon maturity. During 2001, the issuing company declared bankruptcy and the bonds were unpaid at maturity. The Company considered the bonds to be impaired and recorded a write-down of $2,400 in 2001. In addition, in 2001 the Company received a promissory note from the affiliate, which guaranteed the 4% of par for $600. This note at 3% interest matured and settled on October 31, 2002. The book adjusted carrying value of the bonds as of December 31, 2003 was $12,600. On April 12, 2004, the Company settled these bonds and was paid in full after the issuing company emerged from bankruptcy.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2005 AND 2004
(in thousands)


4.  Information Concerning Parent, Subsidiaries and Affiliates, (continued)

The Company reported the following amounts due from (to) the below listed affiliates. The terms of the intercompany agreements require that these amounts be settled within 30 days.

                                                       Receivable (Payable)
--------------------------------------------------------------------------------
Ameritas Holding Company                                $           491
AMAL Corporation                                                    (11)
Ameritas Variable Life Insurance Company                          1,560
First Ameritas Life Insurance Corp. of New York                     344
Pathmark Administrators Inc.                                        (38)
Ameritas Investment Corp.                                           920
Ameritas Investment Advisors, Inc.                                   98
Acacia Life Insurance Company                                     3,860
Acacia Federal Savings Bank                                          12
Calvert Group, LTD                                                    7
--------------------------------------------------------------------------------

The Company has entered into a guarantee agreement with AVLIC, whereby the Company guarantees the full, complete and absolute performance of all duties and obligations of this company.

The Company provides technical, financial, legal and marketing support to its affiliates under various administrative service and cost-sharing agreements. Included in miscellaneous income is $12,391 and $13,556 received under administrative service agreements for the years ended December 31, 2005 and 2004, respectively. Reimbursements of $247 and $6,700 for the years ended December 31, 2005 and 2004 related to cost-sharing agreements with affiliates have been recorded as a reduction in general insurance expenses. In addition, the Company receives investment advisory services from an affiliate. Costs related to this agreement, included as an investment expense and reducing net investment income, totaled $1,609 and $1,510 for the years ended December 31, 2005 and 2004, respectively.

The Company and its affiliates provide technical, financial, legal, marketing and investment advisory support to Acacia Life and its subsidiaries under administrative service agreements. The income from these services for the years ended December 31, 2005 and 2004 was $6,271 and $6,223, respectively.

5.  Benefit Plans

Defined Benefit Plan
The Company participates in a non-contributory defined benefit plan (the Plan or the Pension Plan) sponsored by AHC. The Plan was formerly sponsored by the Company as a non-contributory defined benefit pension plan (Ameritas Plan) covering substantially all employees of the Company and AMAL. During 2000, the Ameritas Plan was merged with the Acacia Retirement Plan (Acacia Plan), sponsored by Acacia.

Upon the merger of the Ameritas and Acacia Plans, accumulated benefits of the Plan were frozen, and AHC became the Plan sponsor. Accordingly, the Company's prepaid benefit cost was transferred to AHC, and the Company holds a pre-funded pension expense receivable, due from AHC. During 2005 and 2004, the Company paid $15,650 and $3,000, respectively to AHC which in turn contributed the money to the Plan. The balance of the prefunded pension expense receivable was $10,620 and $9,012 at December 31, 2005 and 2004, respectively, and is a non-admitted asset.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2005 AND 2004
(in thousands)


5.  Benefit Plans, (continued)

Defined Benefit Plan, (continued)
While their pension plans were merged, the separate benefit formulas of the Ameritas Plan and Acacia Plan still exist within the Plan and are used to determine the amount of Plan expense to allocate from AHC to the participating companies. The Company incurred pension expense of $14,041 and $3,320 in 2005 and 2004, respectively, for its participation in the Plan.

The Plan's assets include investments in a deposit administration contract with the Company and investments in two pension separate accounts of the Company, Ameritas Retirement Equity Account and Ameritas Separate Account D. The carrying value of the assets of the Plan invested in the Company and its separate accounts were approximately $90,000 and $103,000 at December 31, 2005 and 2004, respectively. A portion of the separate accounts' assets are invested in mutual funds which are advised by an affiliate of Acacia Life.

Defined Contribution Plans
The Company's employees and agents participate in defined contribution plans sponsored by AHC that cover substantially all full-time employees and agents. Company matching contributions under the defined contribution plan range from 0.5% to 3.0% of the participant's compensation in 2005 and 2004. In addition, for eligible employees who are not Pension Plan participants, the Company makes a contribution of 6.0% of the participant's compensation. Contributions by the Company to the employee and agents defined contribution plans were $3,383 and $2,736 in 2005 and 2004, respectively. A portion of the assets are invested in funds which are advised by an affiliate of Acacia.

The defined contribution plans' assets also include investments in a deposit administration contract with the Company and investments in two pension separate accounts of the Company, the Ameritas Retirement Equity Account and Ameritas Separate Account D. The carrying value of the assets of the Plan invested in the Company and its separate accounts were approximately $197,000 and $171,000 at December 31, 2005 and 2004, respectively. A portion of the separate accounts' assets are invested in mutual funds which are advised by an affiliate of Acacia Life.

Post-Retirement Benefit Plans
The Company provides certain health care benefits to retired employees who were hired prior to January 1, 2005. For associates eligible to retire at January 1, 2000, these benefits are a specified percentage of premium until age 65 and a flat dollar amount thereafter. For associates eligible for retirement after January 1, 2000, benefits will be provided until the associate becomes eligible for Medicare. Employees become eligible for these benefits upon the attainment of age 55, 15 years of service and participation in the Company's medical plan for the immediately preceding five years.

In December 2003, the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the Act) became law. The Act introduces a prescription drug benefit under Medicare (Medicare Part D) as well as a federal subsidy to sponsors of retiree health care benefit plans that provide a benefit that is at least actuarially equivalent to Medicare Part D. The post-retirement benefit obligation and net periodic post-retirement benefit cost in the financial statements and accompanying notes do reflect the effects of the Act on the Plan.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2005 AND 2004
(in thousands)

5.  Benefit Plans, (continued)

Post-Retirement Benefit Plans, (continued)
In May 2004, additional guidance became available to specific companies who elected deferral and were able to determine if their plans are actuarially equivalent to recognize the impact of the Act no later than the first annual reporting period beginning after June 15, 2004. In January 2005, the Center for Medicare and Medicaid Services issued the final regulations for the Act including the determination of actuarial equivalence. The Company has determined that its plans are actuarially equivalent. The Company qualified for and elected to receive the 28% federal subsidy on allowable gross prescription drug costs of qualified retirees. The Company received no subsidy payments in 2005. The Company has determined that the effects of the subsidy are immaterial on the results of statutory operations or statutory statements of admitted assets, liabilities and surplus of the Company. The measures of benefit obligations and net periodic postretirement benefit cost do reflect effects of the Act.

The following tables provide a reconciliation of the changes in the post-retirement benefit obligations and fair value of assets for the years ended December 31, 2005 and 2004, and a statement of the funded status as of December 31 of both years:

                                                                                      2005              2004
--------------------------------------------------------------------------------------------------------------------
Reconciliation in benefit obligation
    Benefit obligation at beginning of year                                      $         6,693  $         2,714
    Service cost                                                                              57               45
    Interest cost                                                                            315              399
    Actuarial (gain) or loss                                                              (1,279)           4,006
    Special termination benefits                                                              81                -
    Benefits paid                                                                           (309)            (471)
--------------------------------------------------------------------------------------------------------------------
    Benefit obligation at end of year                                            $         5,558  $         6,693
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Reconciliation of fair value of plan assets
    Fair value of plan assets at beginning of year                               $         2,557  $         2,246
    Actual return on plan assets                                                             131              122
    Employer contributions                                                                   303              489
    Benefits paid                                                                           (237)            (300)
--------------------------------------------------------------------------------------------------------------------
    Fair value of plan assets at end of year                                     $         2,754  $         2,557
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Funded status
    Funded status at end of year                                                 $        (2,804) $        (4,136)
    Unrecognized net actuarial loss                                                        1,995            3,444
    Unrecognized prior service cost                                                           (1)              (1)
--------------------------------------------------------------------------------------------------------------------
    Accrued benefit cost                                                         $          (810) $          (693)
--------------------------------------------------------------------------------------------------------------------


                                       25

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2005 AND 2004
(in thousands)


5.  Benefit Plans, (continued)

Post-Retirement Benefit Plans, (continued)
Periodic post-retirement medical expense included the following components:

                                                                                      Years Ended December 31
--------------------------------------------------------------------------------------------------------------------
                                                                                      2005              2004
--------------------------------------------------------------------------------------------------------------------
Service cost                                                                     $            57  $            45
Interest cost                                                                                315              399
Expected return on plan assets                                                              (138)            (150)
Early retirement one-time cost                                                                80                -
Amortization of net loss                                                                     176              276
--------------------------------------------------------------------------------------------------------------------
Net periodic benefit cost                                                        $           490  $           570
--------------------------------------------------------------------------------------------------------------------

Plan assets are invested in 100% fixed income investments. The expected rate of return on these investments is 6%.

Estimated Future Benefit Payments
The following net benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

                                                                                           Expected Net
                                                                                         Benefit Payments
                                                                                ------------------------------------
    Fiscal Year                                                                              Ameritas
--------------------------------------------------------------------------------------------------------------------
    2006                                                                                 $          544
    2007                                                                                            578
    2008                                                                                            597
    2009                                                                                            621
    2010                                                                                            640
    2011 - 2015                                                                                   3,121

The assumptions used in the measurement of the post-retirement benefit obligations are:

                                                                                      2005              2004
--------------------------------------------------------------------------------------------------------------------
Weighted-average assumptions as of December 31
Discount rate                                                                          5.75%            6.00%
Expected long term rate of return on plan assets                                       6.00%            6.00%
Year that rate reaches the ultimate trend rate                                          2008             2008
--------------------------------------------------------------------------------------------------------------------

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2005 AND 2004
(in thousands)





5.  Benefit Plans, (continued)

Post-Retirement Benefit Plans, (continued)
The assumed health care trend line rate used in measuring the accumulated post-retirement benefit obligation was 7% and 8% in 2005 and 2004, respectively. Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A 1% change in health care trend rates would have the following effects:

--------------------------------------------------------------------------------------------------------------------
                                                                                   1% increase      1% decrease
--------------------------------------------------------------------------------------------------------------------
Effect on total of service and interest cost components of net                        $     41         $     36
periodic post-retirement health care benefit cost

Effect on the health care component of the accumulated
post-retirement benefit obligation                                                    $    518         $    472
--------------------------------------------------------------------------------------------------------------------

Other Plans

Separate supplemental retirement agreements totaling approximately $11,000 and $10,000 included in other liabilities at December 31, 2005 and 2004, respectively, cover certain active and retired employees. These plans are unfunded.

6. Dividend Restrictions and Surplus

The Company is subject to regulation by the Insurance Department of the State of Nebraska, which restricts the advancement of funds to parent and affiliated companies as well as the amount of dividends that may be paid without prior approval. No dividends to parent or affiliated companies were paid in the current or prior year.

Unassigned surplus represents the undistributed and unappropriated amount of surplus at the statement date. The cumulative effect related to the portion of unassigned surplus represented or reduced by each of the following items as of December 31:

                                                                                      2005              2004
-------------------------------------------------------------------------------------------------------------------
Unrealized gains on investments, net of taxes                                   $        69,648  $        44,952
Nonadmitted asset values                                                                (34,102)         (28,644)
Asset valuation reserves                                                                (68,064)         (51,428)
-------------------------------------------------------------------------------------------------------------------

7.  Commitments and Contingencies

As a condition of doing business, all states and jurisdictions have adopted laws requiring membership in life and health insurance guaranty funds. Member companies are subject to assessments each year based on life, health or annuity premiums collected in the state. In some states these assessments may be applied against premium taxes. The Company estimated its cost related to past insolvencies and has provided a reserve included in other liabilities of $492 and $890 as of December 31, 2005 and 2004, respectively, and estimated recoveries from premium taxes included in data processing and other admitted assets of $402 and $648 as of December 31, 2005 and 2004, respectively.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2005 AND 2004
(in thousands)

7.  Commitments and Contingencies, (continued)

From time to time the Company is involved in pending and threatened litigation in the normal course of business in which claims for monetary damages are asserted. In the opinion of management, the ultimate liability, if any, arising from such pending or threatened litigation is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

Securities commitments of $33,136 and $40,865 and mortgage loan and real estate commitments of $7,963 and $17,165 were outstanding for investments to be purchased in subsequent years as of December 31, 2005 and 2004, respectively. These commitments have been made in the normal course of business and are not reflected in the accompanying financial statements. The Company's exposure to credit loss is represented by the contractual notional amount of these commitments. The Company uses the same credit policies and collateral requirements in making commitments and conditional obligations as it does for on-balance sheet instruments.

Companies operating in the insurance and financial services markets have come under the scrutiny of regulators with respect to market conduct and compliance issues. Under certain circumstances, companies have been held responsible for providing incomplete or misleading sales materials and for replacing existing policies with policies that were less advantageous to the policyowner. The Company monitors its sales materials and enforces compliance procedures to mitigate any exposure to potential litigation. The Company and its life insurance subsidiaries are members of the Insurance Marketplace Standards Association, an organization which advocates ethical market conduct.

The Company has a $15,000 unsecured line of credit available at December 31, 2005. No balance was outstanding at any time during 2005 or 2004.

8.  Gain or Loss to the Reporting Entity from Uninsured Accident and
    Health Plans

ASO Plans
The gain from operations from administrative services only (ASO) uninsured plans is as follows for the year ended December 31:

                                                                                      2005              2004
--------------------------------------------------------------------------------------------------------------------
Net reimbursement for administrative expenses (including                         $         3,602  $         4,055
  administrative fees) in excess of actual expenses
Total net other income (expense) (including interest paid to
  or received from ASO uninsured plans)                                                        -                -
--------------------------------------------------------------------------------------------------------------------
Net gain from operations                                                         $         3,602  $         4,055
--------------------------------------------------------------------------------------------------------------------
Total claim payment volume                                                       $        55,611  $        50,237
--------------------------------------------------------------------------------------------------------------------

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2005 AND 2004
(in thousands)


8. Gain or Loss to the Reporting Entity from Uninsured Accident and Health Plans, (continued)

ASC Plans
The gain from operations from administrative services contract (ASC) uninsured plans is as follows for the year ended December 31:

                                                                                      2005              2004
--------------------------------------------------------------------------------------------------------------------
Gross reimbursement for medical cost incurred                                    $           380  $           334
Other income or expenses (including interest paid to or
  received from plans)                                                                        24               21
Gross expenses incurred (claims and administrative)                                          399              351
--------------------------------------------------------------------------------------------------------------------
Net gain from operations                                                         $             5  $             4
====================================================================================================================

9.  Direct Premiums Written

The Company has one third party administrator, HealthPlan Services, Inc., for which direct premiums written exceed 5% of total surplus. This administrator writes group accident and health business, does not have an exclusive contract, and has been granted the authority for underwriting, premium collection, and binding authority. The total amount of direct premiums written is $36,020 and $37,883 for the years ended December 31, 2005 and 2004, respectively. The Company has no other third party administrators or any managing general agents during these periods.

10.  Other Items

Troubled Debt Restructuring
The Company has several long-term bond holdings with restructured terms. The carrying value as of December 31, 2005 and 2004, has been written down to $104 and $225, respectively, whereby the Company recorded no realized capital losses. The Company incurred no amount of commitments to lend additional funds to debtors owing receivables whose terms have been modified in troubled debt restructuring. The Company's income recognition policy for interest income on an impaired loan is the cash basis/cost recovery method.

Securities on Deposit
Securities with a book/adjusted carrying value of $6,692 and $6,602 at December 31, 2005 and 2004, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

Uncollectibility of Assets
The Company had admitted assets of $1,017 and $1,121 at December 31, 2005 and 2004, respectively, in accounts receivable for uninsured plans and included with data processing and other admitted assets on the statutory statements of admitted assets, liabilities and surplus. The Company routinely assesses the collectibility of these receivables. Based upon Company experience, less than 1% of the balance may become uncollectible and the potential loss is not material to the Company's financial condition.

Participating Contracts
Effective October 1, 1998 (the Effective Date) the Company formed a closed block (the Closed Block) of policies, under an arrangement approved by the Insurance Department of the State of Nebraska, to provide for dividends on policies that were in force on the Effective Date and which were within the classes of individual policies for which the Company had a dividend scale in effect on the Effective Date.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2005 AND 2004
(in thousands)


10.  Other Items, (continued)

Participating Contracts, (continued)
The Closed Block was designed to give reasonable assurance to owners of affected policies that the assets will be available to support such policies including maintaining dividend scales in effect at the Effective Date, if the experience underlying such scales continues. The assets, including revenue thereon, will accrue solely to the benefit of the owners of policies included in the block until the block is no longer in effect.

11.  Reinsurance

Amounts recoverable from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Management believes the recoverables are appropriately established. The Company conducts reinsurance business with FALIC, AVLIC, and other non-affiliated companies.

Following is a summary of the transactions through reinsurance operations:

                                                                                      Years Ended December 31
                                                                                ------------------------------------
                                                                                      2005              2004
--------------------------------------------------------------------------------------------------------------------
Premiums:
  Assumed (related party $6,807 and $7,221 in 2005 and 2004)                     $        84,658  $        82,942
  Ceded                                                                                   18,151           17,582
Claims:
  Assumed (related party $2,825 and $2,315 in 2005 and 2004)                              57,222           53,902
  Ceded                                                                                    6,027           13,742
Reserves:
  Assumed (related party $2,051 and $2,168 in 2005 and 2004)                               3,419            3,425
  Ceded                                                                                   47,422           40,422
--------------------------------------------------------------------------------------------------------------------

The Company is not relieved of its primary liability in the event that a reinsurer is unable to meet the obligations ceded under a reinsurance agreement.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2005 AND 2004
(in thousands)


12.  Changes in Unpaid Claims and Claim Adjustment Expenses

The change in the liability for unpaid accident and health claims and claim adjustment expenses is summarized as follows:

                                                                                      2005              2004
--------------------------------------------------------------------------------------------------------------------
Balance at January 1                                                             $        28,215  $        35,039
Less reinsurance recoveries                                                               (9,835)         (11,246)
--------------------------------------------------------------------------------------------------------------------
Net balance at January 1                                                                  18,380           23,793
--------------------------------------------------------------------------------------------------------------------

Incurred related to:
    Current year                                                                         252,232          241,377
    Prior year                                                                            (4,634)          (5,115)
--------------------------------------------------------------------------------------------------------------------
        Total incurred                                                                   247,598          236,262
--------------------------------------------------------------------------------------------------------------------

Paid related to:
    Current year                                                                         231,562          222,997
    Prior year                                                                            13,746           18,678
--------------------------------------------------------------------------------------------------------------------
        Total paid                                                                       245,308          241,675
--------------------------------------------------------------------------------------------------------------------

Net balance at December 31                                                                20,670           18,380
Plus reinsurance recoveries                                                                9,929            9,835
Life and Annuity reserves                                                                  1,665            2,430
--------------------------------------------------------------------------------------------------------------------
Total reserve for unpaid claims                                                  $        32,264  $        30,645
====================================================================================================================

As a result of favorable settlement of prior years' estimated claims, the provision for claims and claim adjustment expenses decreased by $4,634 and $5,115 for the years ended December 31, 2005 and 2004, respectively.

13.  Policy Reserves

The Company waives deduction of deferred fractional premiums due upon death of the insured except on those policies issued prior to April 1, 1962, which are paid by preauthorized check. The Company returns any portion of the final premium beyond the date of death when policy provisions call for such a refund. The Company has policy series which do call for a refund of premium and which do not call for a refund. Surrender values are not provided in excess of legally computed reserves.

Additional premiums are charged for policies issued on substandard lives according to underwriting classification. For policies issued prior to March 1986, the mean reserves are based on appropriate multiples of standard rates of mortality. For policies issued March 1986 and later, the substandard mean reserve for this class of business is one-half the gross extra premium.

As of December 31, 2005 and 2004, respectively, the Company had $1,667,120 and $1,488,194 of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the Insurance Department of the State of Nebraska. Reserves to cover the above insurance totaled $8,693 and $9,147 at December 31, 2005 and 2004, respectively.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2005 AND 2004
(in thousands)


14. Analysis of Annuity Reserves and Deposit-type Funds by Withdrawal Characteristics

Withdrawal characteristics of annuity reserves and deposit-type funds at December 31 are as follows:

                                                                                               2005
                                                                                ------------------------------------
                                                                                     Amount          % of Total
--------------------------------------------------------------------------------------------------------------------
Subject to discretionary withdrawal:
  With fair value adjustment                                                     $       420,996         29.9%
  At book value less current surrender charge of 5% or more                                1,283          0.1%
  At fair value                                                                          665,600         47.3%
--------------------------------------------------------------------------------------------------------------------
Total with adjustment or at fair value                                                 1,087,879         77.3%
  At book value without adjustment  (minimal or no charge)                               249,487         17.7%
Not subject to discretionary withdrawal                                                   69,768          5.0%
--------------------------------------------------------------------------------------------------------------------
Total gross and net                                                              $     1,407,134        100.0%
====================================================================================================================

                                                                                               2004
                                                                                ------------------------------------
                                                                                     Amount          % of Total
--------------------------------------------------------------------------------------------------------------------
Subject to discretionary withdrawal:
  With fair value adjustment                                                     $       387,886         31.1%
  At book value less current surrender charge of 5% or more                                2,011           .2%
  At fair value                                                                          574,534         46.0%
--------------------------------------------------------------------------------------------------------------------
Total with adjustment or at fair value                                                   964,431         77.3%
  At book value without adjustment  (minimal or no charge)                               213,581         17.0%
Not subject to discretionary withdrawal                                                   71,104          5.7%
--------------------------------------------------------------------------------------------------------------------
Total gross and net                                                              $     1,249,116        100.0%
====================================================================================================================

The following information is obtained from the applicable Exhibit in the Company's December 31 Annual Statement and related Separate Accounts Annual
Statement, both of which are filed with the Insurance Department of the State of Nebraska, and is provided to reconcile annuity reserves and deposit-type funds to amounts reported in the statutory statements of admitted assets, liabilities and surplus as of December 31:

                                                                                      2005              2004
--------------------------------------------------------------------------------------------------------------------
Life and Accident and Health Annual Statement:
Exhibit 5, Annuities Section, Total (net)                                        $       119,071  $       122,590
Exhibit 5, Supplementary Contracts with Life Contingencies Section, Total (net)            9,337            9,317
Exhibit 7, Line 14, Column 1                                                             497,207          465,661
--------------------------------------------------------------------------------------------------------------------
                                                                                         625,615          597,568
Separate Accounts Annual Statement:
Exhibit 3, Line 0299999, Column 2                                                        115,919           77,014
Page 3, Line 2, Column 3                                                                 665,600          574,534
--------------------------------------------------------------------------------------------------------------------
Total                                                                            $     1,407,134  $     1,249,116
====================================================================================================================

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2005 AND 2004
(in thousands)


15.  Premium and Annuity Considerations Deferred and Uncollected

Deferred and uncollected life insurance premiums and annuity considerations as of December 31 are as follows:

                                                            2005                               2004
                                            ------------------------------------------------------------------------
                    Type                          Gross         Net of Loading        Gross        Net of Loading
--------------------------------------------------------------------------------------------------------------------
Ordinary new business                        $           345   $           195   $           328  $           149
Ordinary renewal                                       5,011             8,213             4,893            7,694
--------------------------------------------------------------------------------------------------------------------
Totals                                       $         5,356   $         8,408   $         5,221  $         7,843
====================================================================================================================

16.  Separate Accounts

Information regarding the nonguaranteed separate accounts of the Company is as follows:

                                                                                      2005              2004
--------------------------------------------------------------------------------------------------------------------

For the years ended December 31:
    Premiums, considerations or deposits                                         $       405,188  $       315,100
--------------------------------------------------------------------------------------------------------------------

At December 31:
Reserves by valuation basis
    Fair value                                                                   $       886,986  $       749,317
====================================================================================================================

Reserves by withdrawal characteristic:
Subject to discretionary withdrawal
    At fair value                                                                $       886,986  $       749,317
====================================================================================================================

--------------------------------------------------------------------------------------------------------------------
Reconciliation of net transfers to (from) separate accounts at December 31:
Transfers as reported in the statutory statement of operations of the separate accounts annual statement:
    Transfers to separate accounts                                               $        56,416  $        45,725
    Transfers from separate accounts                                                     (21,906)         (15,403)
--------------------------------------------------------------------------------------------------------------------
    Net transfers to separate accounts                                                    34,510           30,322
--------------------------------------------------------------------------------------------------------------------
Net transfers as reported in the statutory statements of operations              $        34,510  $        30,322
  of the Company (included in change in policy reserves)
====================================================================================================================


                                       33

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2005 AND 2004
(in thousands)


17.  EDP Equipment and Software

Electronic data processing ("EDP") equipment and operating and nonoperating software consisted of the following at December 31:

                                                                                      2005              2004
--------------------------------------------------------------------------------------------------------------------
Electronic data processing equipment                                             $        14,430  $        14,996
Operating system software                                                                  2,432            2,414
Nonoperating system software                                                              13,077           14,628
--------------------------------------------------------------------------------------------------------------------
    Subtotal                                                                              29,939           32,038
Accumulated depreciation                                                                 (26,046)         (27,377)
--------------------------------------------------------------------------------------------------------------------
Balance, net                                                                     $         3,893  $         4,661
====================================================================================================================

EDP equipment and operating software included in data processing and other admitted assets are $2,108 and $1,517 at December 31, 2005 and 2004, respectively.

Depreciation expense related to EDP equipment and operating and nonoperating software totaled $3,413 and $4,252 for the year ended December 31, 2005 and 2004, respectively.

18. Reconciliation of Statutory Net Income and Surplus to GAAP Net Income and Equity

As described in Note 1, the Company has prepared these financial statements in conformity with statutory accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska. These practices differ from accounting principles generally accepted in the United States of America (GAAP).
The following tables reconcile statutory net income to GAAP net income and statutory surplus to GAAP equity.

                                                                                      2005              2004
--------------------------------------------------------------------------------------------------------------------
Statutory net income as reported                                                 $        52,690  $        56,618
Insurance reserves                                                                         1,653            1,079
Deferred policy acquisition costs                                                           (842)          (2,407)
Deferred income taxes and other tax reclassifications                                     19,691           (5,421)
Statutory investment reserves                                                              1,228              326
Earnings of subsidiaries                                                                  14,485           15,624
Other                                                                                       (837)          (1,357)
--------------------------------------------------------------------------------------------------------------------
GAAP net income                                                                  $        88,068  $        64,462
====================================================================================================================

                                                                                      2005              2004
--------------------------------------------------------------------------------------------------------------------
Statutory surplus as reported                                                    $       757,631  $       703,776
Insurance reserves                                                                        (6,218)          (6,585)
Deferred policy acquisition costs                                                         49,890           46,786
Deferred income taxes                                                                    (26,847)         (43,094)
Valuation of investments                                                                   1,639           31,849
Statutory investment reserves                                                             70,800           52,936
Subsidiary equity                                                                         33,141           32,388
Statutory non-admitted assets                                                             35,541           29,600
Other                                                                                       (539)          (8,268)
--------------------------------------------------------------------------------------------------------------------
GAAP equity                                                                      $       915,038  $       839,388
====================================================================================================================

                                     PART C

                                OTHER INFORMATION

Item 24.   Financial Statements and Exhibits

     a)    Financial Statements:

     The financial statements of the subaccounts of Ameritas Life Insurance Corp. Separate Account LLVA and Ameritas Life Insurance Corp. are filed in Part B.

     Subaccounts of Ameritas Life Insurance Corp. Separate Account LLVA:
         Report of Deloitte & Touche LLP, independent registered public accounting firm.
         Statements of Net Assets as of December 31, 2005.
         Statements of Operations for the periods ended December 31, 2005 and 2004.
         Statements of Changes in Net Assets for the periods ended
           December 31, 2005 and 2004.
         Notes to Financial Statements for the periods ended December 31, 2005 and 2004.

     Ameritas Life Insurance Corp.:

         Report of Deloitte & Touche LLP, independent auditors.
         Statutory Statements of Admitted Assets, Liabilities, and Surplus as of December 31, 2005 and 2004.
         Statutory Statements of Operations for the years ended December 31, 2005 and 2004.
         Statutory Statements of Changes in Surplus for the years ended
         December 31, 2005 and 2004.
         Statutory Statements of Cash Flows for the years ended December 31, 2005 and 2004.
         Notes to the Statutory Financial Statements for the years ended December 31, 2005 and 2004.

All schedules of Ameritas Life Insurance Corp. for which provision is made in the applicable accounting regulations of the Securities and Exchange Commission are not required under the related instructions, are inapplicable or have been disclosed in the Notes to the Statutory Financial Statements and therefore have been omitted.

There are no financial statements included in Parts A or C.

     b)    Exhibits

     Exhibit
     Number      Description of Exhibit

     (1)         Resolution of Board of Directors of Ameritas Life Insurance Corp.
                 Establishing Ameritas Life Insurance Corp. Separate Account LLVA.  (1)
     (2)         Not applicable.
     (3) (a)     Principal Underwriting Agreement.  (2)
     (3) (b)     Form of Selling Agreement.  (2)
     (4)         Form of Variable Annuity Contract.  (3)
     (5)         Form of Application for Variable Annuity Contract.  (4)
     (6) (a)     Certificate of Incorporation of Ameritas Life Insurance Corp.  (1)
     (6) (b)     Bylaws of Ameritas Life Insurance Corp.  (5)
     (7)         Not Applicable.
     (8) (a)     Participation Agreement - Neuberger Berman Advisers Management
                 Trust. (1)
     (8) (b)     Form of Participation Agreement - Vanguard Variable
                 Insurance Fund. (1)
     (8) (c)     Form of Participation Agreement - Rydex Variable Trust. (6)
     (8) (d)     Form of Participation Agreement - Calvert Variable Series, Inc.  (7)
     (8) (e)     Form of Participation Agreement - Variable Insurance Products Fund.  (7)
     (8) (f)     Form of Participation Agreement - Variable Insurance Products Fund II. (7)
     (8) (g)     Form of Participation Agreement - Third Avenue Variable Series Trust. (7)
     (8) (h)     Form of Participation Agreement - AIM (Invesco).  (7)
     (8) (i)     Form of Participation Agreement - Scudder (BT).  (8)
     (8) (j)     Form of Participation Agreement - Wells Fargo (Strong).  (2)
     (9)         Opinion and consent of Robert G. Lange.
     (10)(a)     Consents of Deloitte & Touche LLP.
     (11)        No financial statements are omitted from Item 23.
     (12)        Not applicable.
     (13)        Schedule of Computation of Performance Quotations.  (9)
     (14)        Powers of Attorney. (10)

Footnotes:
1. Incorporated by reference to the initial registration statement for Ameritas Life Insurance Corp. Separate Account LLVA (File No. 333-05529), filed on June 7, 1996.
2. Incorporated by reference to the Pre-Effective Amendment No. 1 for Ameritas Life Insurance Corp. Separate Account LLVA (File No. 333-05529), filed on October 3, 1996.
3. Incorporated by reference to Pre-Effective amendment No. 2 for Ameritas Life Insurance Corp. Separate Account LLVA (File No. 333-05529), filed on November 20, 1996.
4. Incorporated by reference to the Post-Effective Amendment No. 3 for Ameritas Life Insurance Corp. Separate Account LLVA (File No. 333-05529), filed on February 27, 1998.
5. Incorporated by reference to Post-Effective Amendment No. 4 for Ameritas Life Insurance Corp. Separate Account LLVA (File No. 333-05529), filed on February 26, 1999.
6. Incorporated by reference to Post-Effective Amendment No. 6 for Ameritas Life Insurance Corp. Separate Account LLVL (File No. 33-86500), filed on April 20, 1999.
7. Incorporated by reference to Post-Effective Amendment No. 1 for Ameritas Life Insurance Corp. Separate Account LLVL (File No. 333-76359), filed March 1, 2000.
8. Incorporated by reference to Pre-Effective Amendment No. 1 to Ameritas Life Insurance Corp. Separate Account LLVL (File No. 333-76359), filed on June 11, 1999.
9. Incorporated by reference to Post-Effective Amendment No. 7 for Ameritas Life Insurance Corp. Separate Account LLVA (File No. 333-05529), filed February 28, 2001.
10. Incorporated by reference to Post-Effective Amendment No. 1 for Ameritas Life Insurance Corp. Separate Account LLVA (File No. 333-122109), filed February 28, 2006.

Item 25.   Directors and Officers of the Depositor

           Name and Principal
           Business Address *               Position and Offices with Depositor
           ------------------               -----------------------------------
           Lawrence J. Arth                 Director, Chairman of the Board
           JoAnn M. Martin                  Director, President and Chief Executive Officer
           James P. Abel                    Director
           William W. Cook, Jr.             Director
           Bert A. Getz                     Director
           James R. Knapp                   Director
           Tonn M. Ostergard                Director
           Paul C. Schorr, III              Director
           Winston J. Wade                  Director
           Robert C. Barth                  Senior Vice President, Controller and Chief Accounting Officer
           Jan M. Connolly                  Senior Vice President - Corporate Secretary
           Raymond M. Gilbertson            Vice President - Corporate Compliance
           Arnold D. Henkel                 Senior Vice President - Individual Distribution
           Paul E. Huebner                  Senior Vice President and Chief Information Officer
           William W. Lester                Senior Vice President - Investments and Treasurer
           Robert G. Lange                  Vice President, General Counsel & Assistant Secretary
           Mitchell F. Politzer             Senior Vice President, Ameritas Direct
           Kenneth L. VanCleave             Senior Vice President, Group Division

*    Principal business address: Ameritas Life Insurance Corp., 5900 "O" Street, Lincoln, Nebraska 68510.

Item 26. Organizations under common control with the depositor include:

Name of Corporation (state where organized)                            Principal Business
UNIFI Mutual Holding Company (NE)......................................mutual insurance holding company
     Ameritas Holding Company (NE).....................................stock insurance holding company
         Acacia Life Insurance Company (DC)............................life insurance company
              Acacia Financial Corporation (MD)........................holding company
                  Acacia Federal Savings Bank (DE).....................federally chartered bank
                     Acacia Service Corp. (VA).........................deposit solicitation
                  Calvert Group, Ltd. (DE).............................holding company
                     Calvert Asset Management Company (DE).............asset management services
                     Calvert Shareholder Services, Inc. (DE)...........administrative services
                     Calvert Administrative Services Company (DE)......administrative services
                     Calvert Distributors, Inc. (DE)...................broker-dealer

         Ameritas Life Insurance Corp. (NE)............................life/health insurance company
              AMAL Corporation (NE)....................................a joint venture holding company among
                                                                       Ameritas Life Insurance Corp. (85.77%),
                                                                       Acacia Life Insurance Company (11.21%),
                                                                       and Acacia Financial Corporation (3.02%)
                  Ameritas Variable Life Insurance Company (NE)........life insurance company
                  Ameritas Investment Corp. (NE).......................a securities broker dealer and investment advisor owned by AMAL Corporation (66.41%) and Centralife Annuities
                                                                       Service, Inc. (33.59%)
              Ameritas Investment Advisors, Inc. (NE)..................investment advisor
              First Ameritas Life Insurance Corp. of New York (NY).....life insurance company
              Pathmark Administrators, Inc. (NE).......................third-party administrator of dental and eye care insurance plans


         The Union Central Life Insurance Company (OH).................life insurance company
              Union Central Mortgage Funding, Inc. (OH )...............mortgage loan and servicing
              Summit Investment Partners, LLC (OH).....................investment adviser
              Carillon Marketing Agency, Inc. (DE  )...................insurance agency
              Carillon Investments, Inc. (OH ).........................securities broker dealer and investment adviser
              PBRA, Inc. (CA)..........................................holding company
                   Price, Raffel & Browne Administrators, Inc.(DE).....pension administration services
              Summit Investment Partners, Inc. (OH)....................investment adviser

Subsidiaries are indicated by indentations. Ownership is 100% by the parent company except as noted.

Item 27.     Number of Contract Owners

As of March 31, 2006, there were 76 qualified contracts and 715 non-qualified contracts.

Item 28.     Indemnification

Ameritas Life Insurance Corp.'s By-laws provide as follows:

     "The Corporation shall indemnify any person who was, or is a party, or is threatened to be made a party, to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that he or she is or was a director, officer or employee of the Corporation or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses including attorney's fees, judgments, fines and amounts paid in settlement actually and reasonably incurred in connection with such action, suit or proceeding to the full extent authorized by the laws of Nebraska."

     Section 21-2004 of the Nebraska Business Corporation Act, in general, allows a corporation to indemnify any director, officer, employee or agent of the corporation for amount paid in settlement actually and reasonably incurred by him or her in connection with an action, suit or proceeding, if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interest of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful.

     In a case of a derivative action, no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his or her duty to the corporation, unless a court in which the action was brought shall determine that such person is fairly and reasonably entitled to indemnify for such expenses which the Court shall deem proper.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.   Principal Underwriters

a) Ameritas Investment Corp. (AIC) which will serve as the principal underwriter for the variable annuity contracts issued through Ameritas Variable Life Insurance Company Separate Account VA-2, also serves as the principal underwriter for variable life insurance contracts issued through Ameritas Variable Life Insurance Company Separate Account V, and serves as the principal underwriter for variable life insurance contracts issued through Ameritas Life Insurance Corp. Separate Account LLVL and First Ameritas Variable Life Separate Account and variable annuity contracts issued through Ameritas Life Insurance Corp. Separate Account LLVA and First Ameritas Variable Annuity Separate Account. AIC is the underwriter for the Ameritas Portfolios and also serves as its investment advisor.

b) The following table sets forth certain information regarding the officers and directors of the principal underwriter, Ameritas Investment Corp.

          Name and Principal                         Positions and Offices
          Business Address                           and Underwriter

          Lawrence J. Arth*                          Director, Chairman
          Salene Hitchcock-Gear*                     Director, President and Chief Executive Officer
          JoAnn M. Martin*                           Director, Senior Vice President
          Gary R. McPhail**                          Director, Senior Vice President
          William W. Lester*                         Director, Vice President and Treasurer
          Thomas C. Godlasky**                       Director
          Billie B. Beavers***                       Senior Vice President
          Bruce D. Lefler ***                        Senior Vice President - Public Finance
          Robert G. Lange*                           Vice President, Secretary, & General Counsel
          Maria E. Sherffius*                        Vice President - Chief Compliance Officer
          Michael M. VanHorne***                     Senior Vice President

         *    Principal business address: Ameritas Investment Corp., 5900 "O" Street, Lincoln, Nebraska 68510.
         **   Principal business address: AmerUs Life Insurance Company, 611 Fifth Avenue, Des Moines, Iowa 50309.
         ***  Principal business address: Ameritas Investment Corp., 440 Regency Parkway Drive, Suite 222, Omaha, Nebraska 68114.

c) Commissions Received by Each Principal Underwriter from the Registrant during the Registrant's Last Fiscal Year :

                            Net Underwriting       Compensation
     Name of Principal        Discounts and             on               Brokerage
       Underwriter (1)       Commissions (2)       Redemption (3)      Commissions (4)    Compensation (5)
     ---------------------------------------------------------------------------------------------------
     Ameritas Investment
     Corp. ("AIC")             $36,808                 $0                 $0                   $608

     (2)+(4)+(5) = Gross variable annuity compensation received by AIC.
     (3) = Sales compensation received and paid out by AIC as underwriter, AIC retains 0.
     (4) = Sales compensation received by AIC for retail sales.
     (5) = Sales compensation received by AIC and retained as underwriting fee.

Item 30.   Location of Separate Account and Records

     The books, records and other documents required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained at Ameritas Life Insurance Corp., 5900 "O" Street, Lincoln, Nebraska 68510.

Item 31.   Management Services

     Not Applicable.

Item 32.   Undertakings

(a) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statement in the registration statement are never more than 16 months old for so long as payment under the variable annuity contracts my be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

(d) The registrant is relying upon the Division of Investment Management (Division) no-action letter of November 28, 1988 concerning annuities sold in 403 (b) plans and represents that the requirements of the no-action letter have been, are and/or will be complied with.

(e) Ameritas Life Insurance Corp. represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Ameritas Life Insurance Corp. Separate Account LLVA, certifies that this Post-Effective Amendment No. 12 to Registration Statement Number 333-05529 meets all the requirements of effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Lincoln, County of Lancaster, State of Nebraska on this 21st day of April, 2006.

                  AMERITAS LIFE INSURANCE CORP.SEPARATE ACCOUNT LLVA, Registrant
                                        AMERITAS LIFE INSURANCE CORP., Depositor



                                                  By: Lawrence J. Arth *
                                                    ----------------------------
                                                      Chairman of the Board

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on April 21, 2006.

     SIGNATURE                              TITLE

     Lawrence J. Arth *                 Director, Chairman of the Board
     JoAnn M. Martin *                  Director, President and Chief Executive Officer
     James P. Abel *                    Director
     William W. Cook, Jr. *             Director
     Bert A. Getz *                     Director
     James R. Knapp *                   Director
     Tonn M. Ostergard *                Director
     Paul C. Schorr, III *              Director
     Winston J. Wade *                  Director
     Robert C. Barth *                  Senior Vice President, Controller and Chief Accounting Officer
     William W. Lester *                Senior Vice President - Investments and Treasurer

     /S/Robert G. Lange
     ---------------------
     Robert G. Lange                    Vice President, General Counsel and Assistant Secretary


* Signed by Robert G. Lange under Powers of Attorney executed effective as of February 24, 2006.

                                  Exhibit Index

    Exhibit

       9      Opinion and Consent of Robert G. Lange

       10(a)  Consents of Deloitte & Touche LLP